                                                               File No. 33-65137
                                                               File No. 811-7455


 As Filed with the Securities and Exchange Commission on February 13, 1996.


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933                           /X/


               Pre-Effective Amendment No.   1                               /X/

               Post-Effective Amendment No. ____                             / /

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                            /X/


               Amendment No.   1                                             /X/


                        (Check appropriate box or boxes)

                                  SENECA FUNDS
               (Exact Name of Registrant as Specified in Charter)

                              909 Montgomery Street
                         San Francisco, California 94133

                  (Address of Principal Executive Office) (Zip Code)


                                 (415) 677-1500
              (Registrant's Telephone Number, Including Area Code)

                      Delaware Corporation Organizers, Inc.
                            1201 North Market Street
                           Wilmington, Delaware 19801

                     (Name and Address of Agent for Service)

                                    Copy to:
                              Mark D. Whatley, Esq.
                              Paul B. Hudson, Esq.
                 Howard, Rice, Nemerovski, Canady, Falk & Rabkin
                           A Professional Corporation
                            Three Embarcadero Center
                             San Francisco, CA 94111
                                 (415) 434-1600

Approximate Date of Proposed Public Offering: As soon as practicable after the effectiveness of the registration under the Securities Act of 1933.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, Registrant hereby elects to register an indefinite number of shares of Registrant and any series thereof.

                                  SENECA FUNDS
                              ADMINISTRATIVE SHARES

                               Seneca Growth Fund
                           Seneca Mid-Cap Growth Fund
                                Seneca Bond Fund

                       Seneca Real Estate Securities Fund

              Cross-Reference Sheet Showing Location in Prospectus
                   and Statement of Additional Information of
             Information Required by Items of the Registration Form

N-1A Item No. and Caption                            Location:
-------------------------                            ---------
PART A                                               PROSPECTUS

1.       Cover Page..............................    Cover Page

2.       Synopsis................................    Fund Expenses

3.       Condensed Financial Information.........    Not Applicable

4.       General Description of Registrant.......    The Seneca Funds
                                                     At A Glance;
                                                     Management;
                                                     Investment Practices
                                                     and Risk
                                                     Considerations; The
                                                     Seneca Funds in
                                                     Detail; General
                                                     Information

5.       Management of the Fund..................    Fund Expenses;
                                                     Management;
                                                     Investment Manager
                                                     and Administrator;
                                                     General Information

5A.      Management's Discussion of Fund
         Performance.............................    Not Applicable

6.       Capital Stock and Other Securities........  Dividends and
                                                     Capital Gains;
                                                     General Information

7.       Purchase of Securities Being Offered......  Purchase of Shares

8.       Redemption or Repurchase..................  Redemption of
                                                     Shares

9.       Pending Legal Proceedings.................  Not Applicable


                                                     Statement of
Part B                                               Additional
                                                     Information

10.      Cover Page................................  Cover Page

11.      Table of Contents.........................  Table of Contents

12.      General Information and History...........  Not Applicable

13.      Investment Objectives and Policies........  General; Investment
                                                     Objectives and
                                                     Policies; Investment
                                                     Restrictions;
                                                     Portfolio Turnover

14.      Management of the Fund....................  Trustees and
                                                     Officers;
                                                     Organization

15.      Control Persons and Principal
         Holders of Securities.....................  Trustees and
                                                     Officers

16.      Investment Advisory and Other
         Services..................................  Advisory and
                                                     Administrative
                                                     Services

17.      Brokerage Allocation and
         Other Practices ..........................  Portfolio Brokerage;
                                                     Portfolio Turnover

18.      Capital Stock and Other Securities........  Organization

19.      Purchase, Redemption and Pricing of
         Securities Being Offered .................  Net Asset Value

20.      Tax Status ...............................  Dividends, Distributions
                                                     and  Tax Status

21.      Underwriters..............................  Advisory and
                                                     Administrative Services

22.      Calculation of Performance................  Calculation of the Funds'
                                                     Returns

23.      Financial Statements......................  Not Applicable

                                  SENECA FUNDS
                              INSTITUTIONAL SHARES

                               Seneca Growth Fund
                           Seneca Mid-Cap Growth Fund
                                Seneca Bond Fund
                       Seneca Real Estate Securities Fund


              Cross-Reference Sheet Showing Location in Prospectus
                   and Statement of Additional Information of
             Information Required by Items of the Registration Form

N-1A Item No. and Caption                            Location:
-------------------------                            ---------
Part A                                               Prospectus

1.       Cover Page............................      Cover Page

2.       Synopsis..............................      Fund Expenses

3.       Condensed Financial Information.......      Not Applicable

4.       General Description of Registrant.....      The Seneca Funds
                                                     At A Glance;
                                                     Management;
                                                     Investment Practices
                                                     and Risk
                                                     Considerations; The
                                                     Seneca Funds in
                                                     Detail; General
                                                     Information

5.       Management of the Fund................      Fund Expenses;
                                                     Management;
                                                     Investment Manager
                                                     and Administrator;
                                                     General Information

5A.      Management's Discussion of Fund
         Performance...........................      Not Applicable

6.       Capital Stock and Other Securities....      Dividends and
                                                     Capital Gains;
                                                     General Information

7.       Purchase of Securities Being Offered..      Purchase of Shares

8.       Redemption or Repurchase..............      Redemption of
                                                     Shares

9.       Pending Legal Proceedings.............      Not Applicable



Part B                                               Statement of
                                                     Additional
                                                     Information

10.      Cover Page............................      Cover Page

11.      Table of Contents.....................      Table of Contents

12.      General Information and History.......      Not Applicable

13.      Investment Objectives and Policies....      General; Investment
                                                     Objectives and
                                                     Policies; Investment
                                                     Restrictions;
                                                     Portfolio Turnover

14.      Management of the Fund................      Trustees and
                                                     Officers;
                                                     Organization

15.      Control Persons and Principal
         Holders of Securities................       Trustees and
                                                     Officers

16.      Investment Advisory and Other
         Services.............................       Advisory and
                                                     Administrative Services

17.      Brokerage Allocation and
         Other Practices..........................   Portfolio Brokerage;
                                                     Portfolio Turnover

18.      Capital Stock and Other Securities.......   Organization

19.      Purchase, Redemption and Pricing of
         Securities Being Offered.................   Net Asset Value

20.      Tax Status...............................   Dividends, Distributions
                                                     and  Tax Status

21.      Underwriters.............................   Advisory and
                                                     Administrative Services

22.      Calculation of Performance Data..........   Calculation of the
                                                     Funds' Returns

23.      Financial Statements.....................   Not Applicable

                Subject to Completion, Dated February ____, 1996


                                  SENECA FUNDS
                              ADMINISTRATIVE SHARES

                           Prospectus: February , 1996

--------------------------------------------------------------------------------


SENECA GROWTH FUND seeks capital appreciation primarily through investments in equity securities of companies that, in the Investment Manager's opinion, have the potential for above average market appreciation. Production of income will be incidental to this objective. The Fund will seek a total return higher than the Standard & Poor's Index of 500 Stocks.

SENECA MID-CAP GROWTH FUND seeks capital appreciation primarily through investments in equity securities of companies that, in the Investment Manager's opinion, have the potential for above average market appreciation. The Fund will invest primarily in companies with market capitalizations between $500 million and $5 billion. Production of income will be incidental to this objective. The Fund will seek a total return higher than the Standard & Poor's Mid-Cap 400 Index.


SENECA BOND FUND seeks both current income and capital appreciation primarily by investing in a diversified portfolio of government and corporate bonds and other debt securities. The Fund will seek a total return higher than that of the Lehman Brothers Government/Corporate Index.

SENECA REAL ESTATE SECURITIES FUND seeks a high total return through both long-term capital appreciation and current income from investments related to United States real estate. The Fund will invest primarily in securities of issuers that are engaged principally in or whose businesses relate to ownership and operation of real estate in the United States.


There can be no assurance that any of the Funds will achieve its investment objectives or succeed in outperforming the indices described above. For information about some of the principal risks involved in investments in the Funds, see "Investment Practices and Risk Considerations."

This Prospectus is intended to set forth concisely the information an investor should know before investing in any of the Funds. Please read it carefully and save it for future reference. A Statement of Additional Information dated
February   , 1996 (the "SAI") has been filed with the Securities and Exchange
Commission. The SAI, as amended or supplemented from time to time, is incorporated into this Prospectus by this reference and is a part of this Prospectus. It is available free of charge by writing to the Distributor at 909 Montgomery Street, San Francisco, California, 94133 or by calling 1-800-XXX-YYYY. See "Purchase of Shares."

Each Fund has its own levels of expenses and charges. The minimum investment is $10,000 per Fund, or less in some instances. See "Purchase of Shares."


Fund shares are not deposits or obligations of, or endorsed or guaranteed by, any bank or other financial institution, and they are not insured by the Federal Deposit Insurance Corporation or any other agency of the United States Government or any other governmental subdivision.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Information contained herein is subject to completion or amendment. A Registration Statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
THE SENECA FUNDS AT A GLANCE                                                   4

FUND EXPENSES                                                                  5

INVESTMENT MANAGER'S PERFORMANCE                                               7

MANAGEMENT                                                                    10

THE SENECA FUNDS IN DETAIL                                                    11

SENECA GROWTH FUND AND SENECA MID-CAP GROWTH FUND                             11

SENECA BOND FUND                                                              12

SENECA REAL ESTATE SECURITIES FUND                                            13

INVESTMENT PRACTICES AND RISK CONSIDERATIONS                                  14

PURCHASE OF SHARES                                                            20

REDEMPTION OF SHARES                                                          23

PORTFOLIO TRANSACTIONS                                                        25

NET ASSET VALUE                                                               27

DIVIDENDS AND CAPITAL GAINS                                                   27

INCOME TAX CONSIDERATIONS                                                     28

INVESTMENT MANAGER AND ADMINISTRATOR                                          29

GENERAL INFORMATION                                                           31

                          THE SENECA FUNDS AT A GLANCE


SENECA FUNDS (the "Trust") is an open-end management investment company, consisting of the four separate investment portfolios described below (the "Funds"). Each Fund is managed separately and has its own investment objective, strategies and policies designed to meet different goals. The following summary is qualified in its entirety by the more detailed information that appears elsewhere in this Prospectus. A more detailed description of each Fund may be found under the heading "The Seneca Funds in Detail."

The SENECA GROWTH FUND seeks capital appreciation. Production of income will be incidental to this objective. This Fund will invest primarily in common stocks of companies that, in the Investment Manager's opinion, have the potential for above average market appreciation. The Fund may invest in companies at all levels of market capitalization. For a portion of its portfolio, the Fund will favor large, well-known companies that have established histories of continuous dividend payment and, for another portion its portfolio, will generally invest in smaller firms that the Investment Manager believes have the potential for faster growth. The Fund will seek a total return higher than the Standard & Poor's Index of 500 Stocks (the "S&P 500").

The SENECA MID-CAP GROWTH FUND seeks capital appreciation. Production of income will be incidental to this objective. This Fund will invest primarily in common stocks of companies, that in the Investment Manager's opinion, have the potential for above average market appreciation, focussing on companies with market capitalizations between $500 million and $5 billion. The Fund will attempt to provide a total return higher than the Standard & Poor's Mid-Cap 400 Index (the "S&P Mid-Cap Index").


The SENECA BOND FUND seeks both current income and capital appreciation. This Fund will invest in a diversified portfolio of corporate bonds and other debt securities, attempting to outperform the Lehman Brothers Government/Corporate Index. The Fund will normally maintain a dollar-weighted average maturity of between two and ten years and a dollar-weighted average duration of between two and eight years.


The SENECA REAL ESTATE SECURITIES FUND seeks a high total return through both long-term capital appreciation and current income. This Fund will be non-diversified and will invest primarily in securities of issuers operating principally in the United States real estate industry or whose businesses relate to ownership and operation of real estate in the U.S., including equity real estate investment trusts ("REITs"), mortgage REITs, real estate brokers and developers, companies that manage or own real estate, manufacturers and distributors of building supplies, and financial institutions that originate or service mortgage loans.



There can be no assurance that the Funds will achieve their objectives or succeed in outperforming the indices described above. Investors should read this Prospectus carefully, particularly "Investment Practices and Risk Considerations," for information about certain risks relevant to an investment in the Funds. In particular, investors should note that the value of all securities and other investments a Fund may hold and, as a result, the Fund's net asset value per share, will vary from time to time in response to a variety of factors. The value of securities may fluctuate in response to the activities of individual companies as well as general market and economic conditions. The values of small-to-medium-capitalization equity securities may be particularly susceptible to fluctuation as a result of factors unrelated to the issuers' underlying businesses. The value of debt securities can generally be expected to vary inversely with changes in prevailing interest rates. The net asset value per share of any Fund may be less at the time of redemption than it was at the time of purchase.

Each Fund is separately managed by GMG/Seneca Capital Management, L.P. ("GMG/Seneca, L.P."). GMG/Seneca, L.P. plans to reorganize into a limited liability company in mid-1996. The terms "GMG/Seneca" and "Investment Manager" refer to GMG/Seneca, L.P. until the effectiveness of that reorganization and to its successor thereafter.


                                  FUND EXPENSES

Each Fund will bear the costs of its operations. These costs may include fees for investment management, distribution, independent directors, brokerage services, security pricing services, custody, transfer agency, recordkeeping services, insurance, federal and state registration, legal and accounting services, amortized expenses, taxes, and any extraordinary expenses.


Each Fund offers two classes of shares: Administrative Shares and Institutional Shares. Administrative Shares are offered primarily to participant-directed employee benefit plans and to investors purchasing through accounts maintained with broker-dealers and other financial service companies. With certain exceptions, the minimum initial investment for Administrative Shares is $10,000. Institutional Shares are offered directly by the Distributor to institutional investors such as pension and profit sharing plans, other employee benefit trusts, endowments, foundations, and corporations. The minimum investment for Institutional Shares is $100,000. See "Purchase of Shares." This Prospectus describes only Administrative Shares. To receive a free prospectus describing the Institutional Shares, call 1-800-XXX-YYYY or write to the Distributor.

Each class may have different distribution-related expenses and charges and other expenses specific to that class. Those expenses will be charged separately to that class and may affect the class's performance. Fund expenses that are not related to the distribution of shares of a particular class or to services provided specifically to a particular class will be allocated between the classes based on the net assets of each class.


The following table describes shareholder transaction-related expenses and anticipated annual expenses (excluding portfolio brokerage expenses) as to Administrative Shares.

SHAREHOLDER TRANSACTION EXPENSES


                                                                                               SENECA REAL
                                                                 SENECA MID-       SENECA        ESTATE
                                              SENECA GROWTH      CAP GROWTH         BOND       SECURITIES
----------------------------------------------------------------------------------------------------------
Sales Load on Purchases                           None              None            None          None
------------------------------------------------------------------------------------------------------
Sales Load on Reinvested Dividends                None              None            None          None
------------------------------------------------------------------------------------------------------
Deferred Sales Load                               None              None            None          None
------------------------------------------------------------------------------------------------------
Early Withdrawal Fee(1)                           1.00%             1.00%           1.00%         1.00%
------------------------------------------------------------------------------------------------------
Exchange Fee                                      None              None            None          None
------------------------------------------------------------------------------------------------------


--------
     (1) Applies only to redemptions (including by exchange) of shares held less than 90 days. The fee is paid to the Fund and is intended to protect long-term investors from the cost of frequent investments and redemptions by short-term investors. See "Redemption of Shares."

ANNUAL FUND EXPENSES                         PERCENTAGE OF AVERAGE NET ASSETS
------------------------------------------------------------------------------
Management Fees                              0.70%    0.80%     0.50%     0.85%
------------------------------------------------------------------------------
12b-1 Fees(2)                                0.25%    0.25%     0.25%     0.25%
------------------------------------------------------------------------------
Other Expenses (after waivers and            0.55%    0.55%     0.55%     0.60%
expense reimbursements)3
------------------------------------------------------------------------------
Total Expenses                               1.50%    1.60%     1.30%     1.70%
------------------------------------------------------------------------------



The Annual Fund Expenses table summarizes estimates of operating expenses relating to Administrative Shares. The purpose of both of these tables is to assist investors in understanding the varying costs and expenses they will bear directly or indirectly. Without any fee waivers or expense reimbursements by GMG/Seneca, the Other Expenses for Administrative Shares during the first year of the Funds' operations are estimated to be ___%, ___%, ___%, and ___%, respectively, and the Total Expenses are estimated to be ___%, ___%, ___%, and ___%, respectively.


EXAMPLE

Using the above tables of transaction expenses and operating expenses, an investor would pay the following expenses based on a $1,000 investment and an assumed 5% annual return. The expenses are the same whether or not the investor redeems the shares at the end of each time period.

--------
     (2) Consists of distribution fees payable to the Distributor to cover, among other things, costs of advertising and marketing the Administrative Shares. See "General Information--Distribution and Administrative Services Plan." These fees may result in long-term shareholders paying more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.

     (3) Includes estimates of fees to be paid to GMG/Seneca pursuant to an Administrative Services Agreement, fees the Funds may pay to employee benefit plan administrators, broker-dealers, and other financial services companies for sub-accounting, account maintenance and other, related services, as well as other expenses not covered by the Management Fees and the 12b-1 Fees. Certain expenses can differ between classes depending on the particular services provided to the different classes. Examples include transfer agency fees, state and federal securities registration fees, legal and accounting fees, directors' fees and expenses incurred as a result of issues relating solely to a class, and fees and payments for specific class services, including account maintenance or subaccounting expenses.

     GMG/Seneca will waive some or all of its Administrative Fee and assume other operating expenses of each Fund (other than certain extraordinary or nonrecurring expenses) until the earlier of September 30, 1996 or such time as the Fund's assets exceed $50 million, to the extent necessary to prevent the expenses of the Administrative Shares of each Fund from exceeding the levels set forth in the table. The Investment Manager may, from time to time, assume additional expenses. Fee waivers and expense reimbursement or assumption arrangements will increase a Fund's return.

     "Other Expenses" may be reduced to the extent certain broker-dealers executing Funds' portfolio transactions pay all or a portion of the Funds' transfer agency or custodian fees or expenses or credits arising out of balances maintained by Funds with the Transfer Agent and Custodian offset such fees or expenses.

                                                      1 Year        3 Years
---------------------------------------------------------------------------
Seneca Growth Fund                                     $15            $48
-------------------------------------------------------------------------
Seneca Mid-Cap Growth Fund                             $16            $51
-------------------------------------------------------------------------
Seneca Bond Fund                                       $13            $41
-------------------------------------------------------------------------
Seneca Real Estate Securities Fund                     $17            $53
-------------------------------------------------------------------------

THE INFORMATION IN THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN A RETURN GREATER OR LESS THAN 5%.

                        INVESTMENT MANAGER'S PERFORMANCE


Because they did not begin operating before February 1996, no past performance information is available for the Funds. However, the Investment Manager and its affiliates have been managing investment accounts for a variety of institutional and individual investment advisory clients for over six years. The Seneca Growth, Seneca Mid-Cap Growth, and Seneca Bond Funds have substantially the same investment objectives and policies and use the same investment strategies and techniques as certain of those accounts. The performance of those accounts is illustrated in the table and the graphs that follow.



In addition, an affiliate of the Investment Manager, Genesis Realty Capital Management, L.P. ("Genesis Realty"), has been managing an investment account since May of 1995 with substantially the same investment objectives and policies, and using substantially the same investment strategies and techniques, as the Seneca Real Estate Securities Fund. The portfolio manager responsible for the management of that account will be the portfolio manager with principal responsibility for the Seneca Real Estate Securities Fund. The performance of that account is illustrated in the table and in the graph entitled "Real Estate Securities Account" that follows.



There can be no assurance that any Fund's performance will be the same as that of the corresponding individual accounts. The Funds may have total assets that will be more or less than the total assets in the individual accounts. The Investment Manager believes that asset size is not a significant factor in the Funds' ability to achieve their investment objectives.

For comparison purposes, the individually-managed accounts and composites match up to the Funds as follows:


       Seneca Growth Fund                         Core Growth Equity Account
                                                  Composite

       Seneca Mid-Cap Growth Fund                 Mid-Cap Growth Equity Account
                                                  Composite

       Seneca Bond Fund                           Fixed-Income Account Composite

       Seneca Real Estate Securities Fund         Real Estate Securities Account




The following table shows how the individually-managed account composites' annualized performance compares to recognized industry indices over each of the last five years or, where shorter, since the relevant composite's inception and how the individually-managed Real Estate Securities Account's performance from May through December 1995 compares to a recognized industry index over the same period.




                                               Calendar       Calendar       Calendar       Calendar       Calendar    Calendar
                                              Year 1990      Year 1991      Year 1992      Year 1993       Year 1994   Year 1995
----------------------------------------------------------------------------------------------------------------------------------
Core Growth Equity Account Composite           8.43%          38.69%         7.74%          10.82%         1.49%           _____%

S&P 500 Index                                  -3.20%         30.45%         7.62%          10.05%         1.32%           _____%
--------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Equity Account Composite         --(1)           --             --             --          11.00%           _____%

S&P Mid-Cap Index                               --              --             --             --          -3.58%           _____%
--------------------------------------------------------------------------------------------------------------------------------
Fixed-Income Account Composite                 9.06%           18.16%        9.07%          15.61%        -2.71%           _____%

Lehman Brothers Government/Corporate           8.28%          16.13%         7.58%          11.03%        -3.51%
Index                                                                                                                      _____%
--------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Account(2)               --              --             --              --            --            _____%


National Association of Real Estate             --              --             --              --            --            _____%
Investment Trust ("NAREIT") Equity Index
================================================================================================================================





Following are graphs showing the performance of the four individually-managed account composites from their respective inception dates compared with the performance of recognized industry indices for the same periods. Rates of return are calculated using a time-weighted total rate of return with the periods linked to create the long-term rates of return. For each of the individually-managed accounts and composites, account valuations and cash flows occurred quarterly.

CORE GROWTH EQUITY ACCOUNT COMPOSITE


The following graph shows that $10,000 invested in an individually-managed account that achieved the performance of the Core Growth Equity account composite when the Investment


--------
     (1) Periods with "--" are before the Investment Manager began managing the accounts in this composite.

     (2) Inception of management of accounts in this composite was May 1, 1995. The return shown for the Index is for the period from May 1, through December 31, 1995. The percentage returns are not annualized.

Manager first began managing those accounts on January 1, 1990, would have grown to about $______ as of December 31, 1995. This is equivalent to a _____% return per year. By comparison, $10,000 invested at the same time in a portfolio of the securities comprising the S&P 500 Index (weighted as in that index) would have grown to about $______ for a rate of return of _____% per year. The S&P 500 Index is a selection of 500 common stocks, is unmanaged, and is regarded by some as a benchmark for the equity market in general.


            [CORE GROWTH EQUITY ACCOUNT COMPOSITE GRAPH APPEARS HERE]

MID-CAP GROWTH EQUITY ACCOUNT COMPOSITE


The following graph shows that $10,000 invested in an individually-managed account that achieved the performance of the Mid-Cap Growth Equity account composite when the Investment Manager first began managing those accounts on January 1, 1994 would have grown to about $______ as of December 31, 1995. This is equivalent to a _____% return per year. By comparison, $10,000 invested at the same time in a portfolio of the securities comprising the S&P Mid-Cap Index (weighted as in that index) would have grown to about $______ for a rate of return of _____% per year. The S&P Mid-Cap Index is a capitalization-weighted, unmanaged index of common stocks, which has a market capitalization of approximately $700 million.


          [MID-CAP GROWTH EQUITY ACCOUNT COMPOSITE GRAPH APPEARS HERE]

FIXED-INCOME ACCOUNT COMPOSITE


The following graph shows that $10,000 invested in an individually-managed account that achieved the performance of the Fixed-Income Account Composite when the Investment Manager first began managing those accounts on January 1, 1990 would have grown to about $______ as of December 31, 1995. This is equivalent to a _____% return per year. By comparison, $10,000 invested at the same time in a portfolio of the securities comprising the Lehman Brothers Government/Corporate Index (weighted as in that index) would have grown to about $______ for a rate of return of ____% per year. The Lehman Brothers Government/Corporate Index is an unmanaged index consisting of a mixture of both corporate and government bonds that are rated within the "investment grade" categories by Moody's Investor Services, Standard & Poor's Corporation or Fitch Investors Service.


               [FIXED-INCOME ACCOUNT COMPOSITE GRAPH APPEARS HERE]


REAL ESTATE SECURITIES ACCOUNT

The following graph shows that $10,000 invested in an individually-managed account that achieved the performance of the Real Estate Securities Account when Genesis Realty first began managing that account on May 1, 1995 would have grown to about $______ as of December 31, 1995. This is equivalent to a ____% return per year. By comparison, $10,000 invested at the same time in a portfolio of the securities comprising the NAREIT Equity Index (weighted as in that index) would have grown to about $[________] for a rate of return of ___% per year. The NAREIT Equity Index is a capitalization-weighted, unmanaged index consisting of common stocks of all tax-qualified REITs listed on the New York Stock Exchange, the American Stock Exchange, or Nasdaq.

               [REAL ESTATE SECURITIES ACCOUNT GRAPH APPEARS HERE]

The composite performance of individually-managed accounts is shown after reduction for investment management fees. For the Core Growth Equity Account Composite and the Mid-Cap Growth Equity Account Composite, those fees were assumed to be 1% per annum, for the Fixed- Income Account Composite, those fees were assumed to be 0.50% per annum, and for the Real Estate Securities Account , those fees were ___% per annum, in each case applied to the value of the accounts at the end of each quarter. These fees represent the Investment Manager's (or, as to the Real Estate Securities Account, Genesis Realty's) standard fees for accounts of these types, although some of the accounts may have paid lower fees. The industry indices are shown in the graphs for comparison purposes only. They are unmanaged indices that pay no management fees and incur no expenses. An individual cannot invest in an index.

Each Fund's performance may differ from the composite performance of individually-managed accounts due to differences in, among other things, availability of cash for new investments, timing of purchases and sales, overall expenses, brokerage commissions, and diversification of securities. It is possible that by using different methods to calculate performance, the results could differ from those given above. Investors should not rely on this performance data when deciding whether to invest in a particular Fund. Performance figures are based on historical earnings. Past performance of the individually-managed accounts and indices is no guarantee of future results for the Funds.


                                   MANAGEMENT


Overall responsibility for the management and supervision of the Trust and the Funds rests with the Trustees of Seneca Funds (the "Trustees"). GMG/Seneca's services under its Investment Management Agreement and Administrative Services Agreement with the Trust are subject to the direction of the Trustees.

The Funds' investment manager is GMG/Seneca , 909 Montgomery Street, San Francisco, California 94133. Under an Investment Management Agreement with the Trust, GMG/Seneca's duties to each Fund include: (1) supervising and managing the investments of that Fund and directing the purchase and sale of its investments; and (2) ensuring that investments follow the investment objective, strategies, and policies of that Fund and comply with government regulations.



GMG/Seneca has also entered into an Administrative Services Agreement with the Trust under which it performs, or arranges for the performance of, the following services, among others: (1) providing the Funds with administrative and clerical services; (2) overseeing the maintenance of the Funds' books and records by the Funds' custodian; (3) preparing the Funds' income tax returns; (4) registering the Funds' shares with those states and other jurisdictions where shares are offered or sold and arranging periodic updating of the Funds' prospectus; (5) initial preparation and filing of proxy materials and reports to Fund shareholders and the Securities and Exchange Commission ("SEC"); and (6) providing the Funds with adequate office space and all necessary office equipment to perform the foregoing services. GMG/Seneca has entered into an agreement with State Street Bank and Trust Company ("State Street"), 1776 Heritage Drive, North Quincy, Massachusetts 01701 , pursuant to which State Street will perform substantially all of those services.

For more information about the Investment Manager, its functions, and its affiliates, see "Investment Manager ."

                           THE SENECA FUNDS IN DETAIL

FUND OBJECTIVES, STRATEGIES AND POLICIES. The investment objectives, strategies, and policies of each Fund are described below. There can be no assurance that these objectives will be met. The "Investment Practices and Risk Considerations" section describes in greater detail some specific risks of the types of securities in which the Funds invest and practices in which the Funds may engage.

FUNDAMENTAL POLICIES. An investment policy that a Fund has adopted as "fundamental" may be changed only with the approval of a majority of shareholders. Most of the strategies and policies described below and described in the SAI are not fundamental. This means those strategies and policies can be changed by the Trustees without shareholder approval.


                SENECA GROWTH FUND AND SENECA MID-CAP GROWTH FUND


INVESTMENT OBJECTIVE: Capital appreciation; production of income will be incidental. The Seneca Growth Fund seeks appreciation greater than that of the S&P 500 Index and the Seneca Mid-Cap Growth Fund seeks appreciation greater than that of the S&P Mid-Cap Index.

INVESTMENT STRATEGIES AND POLICIES. Each of these Funds will invest primarily in common stocks of growth companies that meet certain fundamental standards and that the Investment Manager believes have the potential for above average market appreciation. These Funds will generally invest at least 65% of their assets in common stocks. The Seneca Growth Fund will have no limitations as to the market capitalizations of companies in which it invests, but will generally focus a portion of its portfolio on large, well-known companies, many with market capitalizations in excess of $5 billion, that have an established history of profitability and/or dividend payment. The Seneca Mid-Cap Growth Fund will generally invest at least 65% of its assets in companies with market capitalizations between $500 million and $5 billion, although it may at times have significant investments in companies with higher or lower market capitalizations. At times, both Funds may invest in some of the same securities.

In evaluating companies' potential for market appreciation, the Investment Manager seeks companies that, among other things, it believes will demonstrate greater long-term earnings growth than the average company included in, for the Seneca Growth Fund, the S&P 500 or, for the Seneca Mid-Cap Growth Fund, the S&P Mid-Cap Index. This approach is based on the belief that growth in a company's earnings will correlate with growth in the price of its stock. The Investment Manager will identify strong market sectors and then identify companies within those sectors that have the most attractive earnings prospects.

These Funds may also invest in preferred stocks, warrants, and debt instruments, including bonds convertible into common stocks. When the Investment Manager determines that market conditions warrant, the Funds may invest without limit in cash and cash equivalents for temporary defensive purposes, although this is not expected to occur routinely. These Funds may engage in hedging transactions using, among other things, options and futures contracts. See "Investment Practices and Risk Considerations--Options, Futures, and Other Derivatives."

These Funds may invest as much as 20% of their assets in foreign securities if those securities meet the same criteria for the Funds' investments in general. At times the Funds may have no foreign investments. Generally, the Funds' foreign investments will be made through American depositary receipts ("ADRs") or stocks of foreign issuers that are traded directly on U.S. securities exchanges or in the Nasdaq Stock Market.


To enable the Seneca Mid-Cap Growth Fund to invest effectively in companies with small- to medium-sized market capitalizations, the Trust currently does not expect to offer shares of that Fund to the public at any time when the net assets of the Fund exceed $500 million. This limit is subject to change.


As these Funds invest primarily in common stocks, their investments are subject to stock market price volatility. The Funds are intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in pursuit of long-term capital growth. Prices of securities issued by medium-capitalization companies are often more volatile than those of large, well-established companies, in part because of the relatively fewer shares available and the potential for developments in a smaller company's business to have a relatively greater impact on its earnings and revenues than developments in the business of larger companies. In addition, the risk of insolvency (with attendant losses to shareholders) is greater for smaller companies than for larger companies. As a result, because of its investment focus on companies with medium-capitalizations, the Seneca Mid-Cap Growth Fund's performance can be expected to be more volatile than that of the Seneca Growth Fund.


                                SENECA BOND FUND


INVESTMENT OBJECTIVE: High total return--both current income and capital appreciation. This Fund will seek to outperform the Lehman Brothers Government/Corporate Index.


INVESTMENT STRATEGIES AND POLICIES. This Fund will invest in a diversified portfolio of corporate bonds and other debt securities. It will normally maintain a dollar-weighted average maturity of between two and ten years, although maturities of individual securities may be significantly longer. The Fund will also generally seek to maintain a dollar-weighted average duration of between two and eight years. The Investment Manager will actively manage this Fund's portfolio, adjusting the weighted average portfolio maturity in response to expected changes in interest rates. During periods of rising interest rates, the Investment Manager may shorten the portfolio's average maturity to reduce the effect of bond price declines on the Fund's net asset value. Conversely, when interest rates are falling and bond prices are rising, the Fund may lengthen its average maturity. The Investment Manager will also consider bond performance in particular industry sectors and individual issue characteristics and may engage in opportunistic trading activities.


The Fund's investments may include securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, publicly-traded and privately-placed corporate securities, and municipal obligations. The Fund may also invest in mortgage-backed securities issued by various federal agencies and government-sponsored enterprises and in other mortgage-related or asset-backed securities. Investments in mortgage-related securities can be subject to the risk of early repayment of principal. For more information, see "Investment Practices and Risk Considerations--Mortgage-Backed and Asset-Backed Securities" and the SAI.


"Duration" will be an important criterion in selecting securities for this Fund. Duration is a measure of the expected life of a debt security that was developed as a more precise alternative to the concept of "term to maturity." Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (the "interest rate risk" or "volatility" of the security). But "term to maturity" measures only the time until a security provides its final payment, taking no account of the pattern of payments before maturity. Duration is a measure of the expected life of a debt security on a present-value basis, incorporating a bond's yield, coupon interest payments, final maturity, and call features into one measure. It takes the length of the time intervals between the present time and the time that interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future time. For any debt security with interest payments occurring before the payment of principal, duration is always less than maturity. In general, all other things being equal, the lower the stated or coupon rate of interest on a security, the longer the security's duration. Conversely, the higher the stated or coupon rate of interest, the shorter the duration.


There are situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating- and variable-rate securities often have final maturities of ten or more years. However, their interest rate exposure corresponds to the frequency of the coupon reset. And with mortgage pass-through securities, the stated final maturity is generally 30 years, but currently expected prepayment rates are more critical in determining the securities' interest rate exposure.

The Fund will normally invest at least 65% of its assets in investment-grade bonds (i.e., rated Baa or higher by Moody's Investors Service ("Moody's") or BBB or higher by Standard & Poor's Corporation ("S&P")), although it may invest to a lesser extent in securities rated as low as B by Moody's or S&P. The Fund may also invest in unrated securities of similar qualities, as determined by the Investment Manager.

In general, lower-rated bonds, which will be a lesser component of this Fund, offer higher returns than investment-grade bonds, but they also carry higher risks. These can include: a) a higher risk of insolvency, especially during economic downturns; b) a lower degree of liquidity; and c) greater price volatility. The Fund will not purchase below-investment-grade securities when the purchase would increase the Fund's holdings of such securities to more than 35% of the Portfolio's value. If the Fund owns a security that was "investment-grade" when the Fund acquired it but the security is downgraded by a ratings service, the Fund may or may not choose to sell the security. This depends on the Investment Manager's assessment of the issuer's prospects. See "General Information--Summary of Bond Ratings" for a description of bond ratings and "Investment Practices and Risk Considerations--Below- Investment-Grade Securities" for a discussion of some of the risks involved in investments in low- rated bonds.






The Fund may invest as much as 20% of its assets in securities of issuers organized in jurisdictions outside the United States if they meet the same criteria described above for the Fund's investments in general. At times the Fund may have no foreign investments. See "Investment Practices and Risk Considerations--Foreign Securities."






This Fund ordinarily will invest in common stock only as a result of conversion of bonds, exercise of warrants, or extraordinary business events.


                       SENECA REAL ESTATE SECURITIES FUND

INVESTMENT OBJECTIVE: High total return, both current income and long-term capital appreciation, through investments in real estate-related securities.


INVESTMENT STRATEGIES AND POLICIES. This Fund will generally invest at least 65% of its assets in equity or debt securities of issuers that are principally engaged in businesses in the United States real estate industry or in related businesses. An issuer will be considered "principally" engaged in such a business if at least 50% of the issuer's assets, gross income, or net income are attributable to ownership, construction, management, or sale of real estate located in the United States, or to products or services related to the real estate industry. Examples of issuers participating directly in the real estate industry include equity REITs (which own real estate directly), mortgage REITs (which make short-term construction or real estate development loans or invest in long-term mortgages or mortgage pools), other companies whose assets consist substantially of real property and interests in real property, real estate brokers and developers and companies that manage real estate. Issuers will not be considered to be participating in the real estate industry simply because they own significant amounts of real estate if such ownership is incidental to another business unrelated to real estate. Examples of issuers whose products or services are related to the real estate industry include manufacturers and distributors of building supplies and financial institutions that originate or service mortgage loans.

This Fund will generally focus on investments in common stocks but also may invest in debt securities of REITs and other real estate-related issuers, preferred stocks, convertible securities, warrants, and publicly-traded limited partnerships that invest in real estate. In addition, the Fund may invest up to 35% of its assets in equity and debt securities outside the real estate industry or related businesses. Investments in debt securities will be primarily limited to investment-grade securities, but the Fund may invest up to 35% of its assets in securities rated lower than BBB by S&P or Baa by Moody's and unrated debt securities that the Adviser considers to be of comparable quality. In general, lower-rated debt securities offer higher returns than investment- grade bonds but also carry higher risks. See "General Information--Summary of Bond Ratings" for a description of bond ratings and "Investment Practices and Risk Considerations--Below-Investment Grade Securities" for a discussion of some of the risks involved in investments in low-rated debt securities.

This Fund will be classified as a non-diversified investment company under the Investment Company Act of 1940 (the "1940 Act"), which means that it is not limited by that Act in the proportion of its assets it may invest in the securities of any single issuer. The Fund will, however, comply with diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. As a non-diversified investment company, the Fund may invest a greater proportion of its assets in the securities of a small number of issuers and, as a result, may be subject to a greater risk as to portfolio securities. If the Fund takes concentrated positions in a small number of issuers, its return may fluctuate more than that of a diversified company as a result of changes in the price of any of those securities.


This Fund will not make direct investments in real estate. However, because it may invest in debt securities of issuers primarily engaged in real estate ownership, it is possible that the Fund could become the direct owner of real estate as a result of a default on those securities. Rental income or income from the disposition of such assets could adversely affect the Fund's status as a regulated investment company for Federal income tax purposes. See "Income Tax Considerations."

                  INVESTMENT PRACTICES AND RISK CONSIDERATIONS


PORTFOLIO TURNOVER. The rate of portfolio turnover generally will not be important in investment decisionmaking for any of the Funds. Decisions to buy and sell securities will be based on the anticipated contribution of a security to achievement of a Fund's investment objectives. Sales can result from, for example, securities reaching a price objective, anticipated changes in interest rates, changes in the creditworthiness of issuers, or general financial or market developments. The Funds may sell one security and simultaneously buy another of comparable quality and may simultaneously buy and sell the same security to take advantage of short-term differences in bond yields. Funds may buy individual securities in anticipation of relatively short-term price gains. A Fund's liquidity needs may also necessitate sales. Because these factors generally are not tied to the length of time a security has been held, a significant number of short-term transactions may result.

The Funds cannot predict their turnover rates precisely, but, based on experience with the individually-managed accounts described above under the caption "Investment Manager's Performance," it is estimated that annual turnover rates will generally be within the following ranges: 80%-150% for the Seneca Growth Fund; 100%-200% for the Seneca Mid-Cap Growth Fund; 40%-100% for the Seneca Bond Fund; and 40% - 100% for the Seneca Real Estate Securities Fund. A 100% annual turnover rate would occur if all of a Fund's securities were replaced one time during a one year period.


While portfolio transactions will be necessary to achieve a Fund's investment objectives, a high level of turnover entails certain costs. The higher the turnover, the higher the overall brokerage commissions, dealer mark-ups and mark-downs, and other direct transaction costs. High turnover can also result in acceleration of the realization of gains, which may be short-term in nature and thus taxable to shareholders at ordinary rates.


Certain tax considerations can restrict a Fund's ability to sell securities in some circumstances when those securities have been held for less than three months. See "Income Tax Considerations" and the SAI.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the delivery date. If the seller is unable to make a timely repurchase, the Fund could experience delays in the receipt of expected proceeds, suffer a loss in principal or current interest, or incur costs in liquidating the collateral. The Trustees have established criteria to evaluate the creditworthiness of parties with whom the Funds may enter into repurchase agreements.


The securities underlying repurchase agreements are not subject to the average weighted maturity or duration restrictions otherwise applicable to the Seneca Bond Fund's investments. The Funds will limit repurchase agreements to securities issued by the United States Government, its agencies, and its instrumentalities.





REVERSE REPURCHASE AGREEMENTS ; BORROWING. Funds may enter into reverse repurchase agreements with selected banks, U.S. securities dealers and other financial institutions. In a reverse repurchase agreement, a Fund sells securities and simultaneously agrees to repurchase them at a price that reflects an agreed-upon rate of interest. Funds will use the proceeds of reverse repurchase agreements to make other investments that either mature or are subject to an agreement to resell at or before the date the reverse repurchase agreement expires. When a Fund enters into a reverse repurchase agreement, it will maintain a segregated account consisting of cash or high-quality liquid debt securities in an amount at least equal to its repurchase obligation under the agreement. Reverse repurchase agreements are a form of leverage that increases the opportunity for gain and the risk of loss for a given change in market value. There may also be a risk of delay in the recovery of the underlying securities if the counterparty experiences financial difficulties.

Each Fund may borrow money from banks and, to secure borrowings, may mortgage or pledge securities. A Fund's obligations under all borrowings, including reverse repurchase agreements, will not exceed one-third of the Fund's net assets. A Fund will not make any additional investments, other than through reverse repurchase agreements, while the level of borrowing exceeds 5% of the Fund's total assets. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off.

BELOW-INVESTMENT-GRADE SECURITIES. Each Fund may invest up to 35% of its net assets in debt securities that are rated below "investment grade" by S&P or Moody's, although a Fund will not invest in securities rated lower than B by S&P or Moody's or unrated securities whose quality the Investment Manager determines to be lower than those ratings. "Investment grade" refers to securities rated BBB or better by S&P or Baa or better by Moody's. Below-investment-grade securities generally pay higher current income but may be considered speculative because they present a greater risk that the issuer will not be able to make interest or principal payments on time. If this happens, a Fund would lose income and could expect a decline in the market value of the securities affected. Prices of such securities tend to react more to prevailing economic and industry conditions, issuers' unique financial situations, and the bonds' coupon rates than to small changes in prevailing interest rates. However, during an economic downturn or a period of rising interest rates, issuers of these securities, generally highly-leveraged companies, can have trouble making principal and interest payments, meeting projected business goals, and obtaining additional financing.

Each Fund may also invest in unrated debt securities. Unrated debt securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for an issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The Investment Manager will analyze the creditworthiness of the issuer of an unrated security, as well as any financial institution or other party responsible for payments on the security. Unrated debt securities will be included in Seneca Bond Fund's 35% limit on below-investment-grade debt unless the Investment Manager determines those securities to be the equivalent of investment-grade securities. See "General Information--Summary of Bond Ratings" and the SAI for a description of bond rating categories.

REITS AND OTHER REAL ESTATE-RELATED INVESTMENTS. The value of investments in issuers that hold real estate, particularly equity REITs, may be affected by changes in the values of real properties owned by the issuers, and the value of investments in mortgage REITs may also be affected by the quality of the credit they have extended. Investments in businesses related to the real estate industry may also be affected by changes in the value of real estate generally or in particular geographical areas in which the businesses operate primarily. Interest rates can be a significant factor both in real estate values and in related businesses. Increases in interest rates can cause or contribute to declines in real estate prices and can cause slowdowns in such related businesses as real estate sales and construction.

Investing in REITs, particularly equity REITS, may also involve risks similar to those associated with small-capitalization companies, in that their securities may trade less frequently and in a lower volume than those of larger-capitalization companies and may be subject to abrupt and large price movements. At times, the market price of a REIT's securities may be less than the value of its investments in real estate. REITs often are not diversified and are therefore subject to the risk of financing a limited number of projects or properties. REITs depend on the skills of their management and are often heavily dependent on cash flow from properties. Mortgage REITs are subject to risks of default by borrowers. Some REITs are "self-liquidating" -- i.e., their existence is limited to a specific term--and present the risk of liquidating at a time that is not economically opportune for their investors. REITs also run the risks of failing to qualify for special tax treatment under the Code and of maintaining exemptions under the 1940 Act.

DELAYED DELIVERY TRANSACTIONS. Funds may sometimes purchase or sell securities on a when- issued or forward commitment basis. In such "delayed delivery" transactions, the price of securities is established at the time the commitment to purchase or sell is made. Delivery of and payment for these securities typically occur up to 90 days after the commitment is made. The market price of a security at the time of delivery may be higher or lower than the price contracted for, and there is some risk the transaction may not be consummated. When a Fund makes a commitment to buy securities on a forward commitment or when-issued basis, it will maintain a segregated account consisting of cash or high-quality liquid debt securities in an amount at least equal to the commitments.

SHORT SALES. A Fund may sell securities that it owns or has the right to acquire at no additional cost but does not intend to deliver to the buyer , a practice known as selling short "against the box." These transactions allow a Fund to hedge against price fluctuations by locking in a sale price for securities the Fund does not wish to sell immediately , for example, to postpone recognition of a gain or loss for federal income tax purposes or satisfy certain tests applicable to regulated investment companies under the Code. Subject to restrictions imposed by state law, a Fund may also sell securities that it does not own or have the right to acquire . When a Fund does so, it will maintain with its custodian in a segregated account cash or high-quality liquid debt securities in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker in connection with the short sale (not including the proceeds of the short sale). It is currently expected that a Fund will not sell securities short if, as a result, the total amount of all "open" short positions would exceed one-third of the value of the Fund. This limitation may be changed at any time.


ILLIQUID SECURITIES. A Fund may invest up to 15% of its net assets in illiquid securities -- securities that may not be sold within seven days at approximately the price used in determining the Fund's net asset value. Securities may be illiquid when they are held subject to legal or contractual restrictions on resale, usually because they have not been registered for sale to the general public ("restricted securities"), or when there is a limited market for them. Repurchase agreements that mature in more than seven days are considered illiquid securities.


Certain restricted securities that may be resold to institutional investors pursuant to Rule 144A under the Federal Securities Act of 1933 may not be considered illiquid if a sufficient dealer or institutional trading market exists for them. The Investment Manager will determine whether such a market exists as to Rule 144A securities, and whether such securities must be considered illiquid, under guidelines approved by the Trustees. Institutional trading markets for Rule 144A securities are relatively new. Liquidity of the Funds' investments could be impaired if trading markets for these securities do not develop further or decline.

FOREIGN SECURITIES. Each Fund may invest in securities, including U.S. dollar-or foreign currency-denominated debt securities, of foreign issuers. Foreign equity investments are generally limited to securities traded on U.S. exchanges or in the Nasdaq Stock Market and ADRs evidencing ownership of foreign securities. ADR's are dollar-denominated and are issued by domestic banks or securities firms and traded in the U.S.

Securities of foreign issuers involve different, and sometimes greater, risks than securities of U.S. issuers. These include an increased risk of adverse political and economic developments, and, as to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of the funds or other assets of a Fund.

Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments. Because the Funds, particularly the Seneca Bond Fund, may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Many of these activities constitute "derivatives" transactions. See "Options, Futures, and Other Derivatives."


LENDING SECURITIES. As a way to earn additional income, each of the Funds may lend its portfolio securities to WP persons not affiliated with the Funds. Such loans must be secured by cash collateral or by irrevocable letters of credit maintained on a current basis in an amount at least equal to the market value of the securities lent. Under the terms of these loans, a Fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities lent and interest on the investment of the collateral and must have the right to call the loan and obtain the securities lent at any time on five trading days' notice. This includes the right to call the loan to enable the Fund to exercise its voting rights. Such loans may not exceed one-third of the lending Fund's net assets at market value. This percentage limitation constitutes a "fundamental" policy that can be changed only by a vote of a majority of shareholders. Lending securities to broker-dealers and institutions could result in a loss or a delay in recovering the Fund's securities.

OPTIONS, FUTURES, SWAPS AND OTHER DERIVATIVES. The Funds may buy and write call and put options on securities, securities indices, and foreign currencies, and may enter into futures contracts and use options on futures contracts. The Funds may also enter into swap agreements relating to interest rates, foreign currencies, and securities indices and forward foreign currency contracts. All of these may be referred to as "derivatives" transactions. The Funds may use these techniques to hedge against changes in interest rates, foreign currency exchange rates, changes in securities prices or other factors affecting the value of their investments, or as part of their overall investment strategies. Each Fund will maintain segregated accounts consisting of liquid assets, such as cash, U.S. Government securities, or other high-grade debt securities (or, as permitted by applicable regulations, enter into certain offsetting positions to cover its obligations under derivatives transactions) to avoid "leveraging" the Fund.

Gains and losses on "derivatives" transactions depend on the Investment Manager's ability to predict correctly the direction of interests rates, securities prices, currency exchange rates, or other factors. Risks in the use of these derivatives include: a) the risk that interest rates, securities prices, or currency exchange rates or other factors affecting the value of the Fund's investments do not move in the directions being hedged against, in which case the Fund will have incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefit; b) imperfect correlation between the price of derivatives and the movements of the securities prices, interest rates or currency exchange rates being hedged; c) the possible absence of a liquid secondary market for any particular derivative at any time;
d) the potential loss if the WP to the transaction does not perform as promised; and e) the possible need to defer closing out certain positions to avoid adverse tax consequences. In particular, the risk of loss from certain types of futures transactions is potentially unlimited. More information on derivatives is contained in the SAI.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Each Fund may invest in mortgage-backed and asset-backed securities. The Seneca Bond Fund and the Seneca Real Estate Securities Fund are more likely to invest in such securities than the other Funds. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. They include pass-through instruments, representing an undivided interest in a pool of mortgages, in which the holder receives a share of all interest and principal payments from the mortgages in the pool. For many of these securities, the U.S. government, the issuing agency, or a private entity guarantees payment of interest and principal or provides other forms of credit enhancement. Some mortgage pass-through securities entitle the holders to all or a substantial portion of the interest payments on a pool of mortgage assets ("Interest Only" securities, or "IOs") while others entitle the holders to all or a substantial portion of the principal payments ("Principal Only" securities or "POs"). Mortgage-backed securities also include collateralized mortgage obligations ("CMOs"), a term that generally includes debt instruments collateralized by mortgage loans or mortgage pass-through securities and multi-class pass-through securities. CMO's are generally issued in classes, each representing an obligation with a stated maturity or final distribution date and a specific fixed or floating coupon rate. Payments of principal and interest on the underlying mortgage assets may be allocated among the classes in various ways, resulting in differing predictability of cash flows among the classes. Other asset- backed securities apply techniques similar to those used in mortgage-backed securities to base obligations on financial assets other than mortgages, including automobile receivables, credit card receivables, loans to finance boats, recreational vehicles, and mobile homes, computer, copier, railcar, and medical equipment leases, and trade, healthcare, and franchise receivables.

Part of the cash flow of mortgage-backed or other asset-backed securities may be from the early payoff of some of the underlying loans. The specific amount and timing of such prepayments are difficult to predict, creating "prepayment risk." For mortgage-related securities, prepayments are likely to increase during periods of declining long-term interest rates because borrowers tend to refinance when interest rates drop. In the event of very high prepayments, a Fund may be required to invest these proceeds at a lower interest rate, causing the Fund to earn less than if the prepayments had not occurred. Prepayments are likely to decrease during periods of rising interest rates, causing the expected average life of mortgage-related securities to become longer. This variability of prepayments will tend to limit price gains when interest rates drop and to exaggerate price declines when interest rates rise. In general, the obligations supporting other asset-backed securities are of shorter maturities than mortgage loans and are less likely to experience substantial prepayments. However, the risks relating to default may be greater.

The Investment Manager expects additional assets will be "securitized" in the future. A Fund may invest in any such instruments or variations on them to the extent consistent with the Fund's investment objectives and policies.

STRUCTURED SECURITIES. The Funds may invest in debt securities, preferred stock, or convertible securities, the principal amount, redemption terms, or conversion terms of which are related to a specified securities or other index, the market prices of specified securities, commodities, or other assets, or specified foreign currency exchange rates. These securities are sometimes referred to as "structured notes," "structured securities," or "asset-based" securities. A Fund's investments in these securities will be subject to the limits as to quality that are applicable to debt securities generally. If a structured security is backed by a bank letter of credit or other credit enhancement, a Fund may take the enhancement into account in assessing the quality of the security. The prices of structured securities have historically been subject to high volatility and their interest or dividend rates may at times be substantially below prevailing market rates.

ZERO COUPON BONDS. Each Fund may invest in zero coupon bonds and strips. The Seneca Bond Fund is more likely to invest in such securities than the other Funds. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a discount from face value. A single lump sum that represents both principal and interest is paid at maturity. Strips are debt securities whose interest coupons are taken out and traded separately after the securities are issued, but otherwise are comparable to zero coupon bonds. The market value of zero coupon bonds and strips generally is more sensitive to interest rate fluctuations than interest-paying securities of comparable term and quality.

VARIABLE RATE, FLOATING RATE, OR VARIABLE AMOUNT SECURITIES. Each Fund may invest in variable rate, floating rate, or variable amount securities. These are generally short-term unsecured obligations of private issuers. They are generally interest-bearing notes on which the interest rate fluctuates on a scheduled basis.

INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each Fund may invest up to 10% of its total assets in the shares of other investment companies, but only up to 5% of its assets in any one other investment company. In addition, a Fund may not purchase more than 3% of the securities of any one investment company. Investments in other investment companies involve investment management, distribution, and other fees and expenses paid by such investment companies. These will be in addition to the fees and expenses the Funds incur directly in connection with their operations. The Funds may invest cash balances in money market mutual funds.

Notwithstanding these limitations, the Funds reserve the right to convert to a "master/feeder" structure at a future date. Under such a structure, one or more "feeder" funds, such as the Funds, invest all of their assets in a "master" fund, which, in turn, invests directly in a portfolio of securities. If required by applicable law, the Funds will seek shareholder approval before converting to a master/feeder structure. If the requisite regulatory authorities determine that such approval is not required, shareholders will be deemed, by purchasing shares, to have consented to such a conversion and no further shareholder approval will be sought. Such a conversion is expressly permitted under the investment objective and fundamental policies of each Fund.

DIVERSIFICATION. Diversifying a Fund's investment portfolio can reduce the risks of investing. With the exception of the Seneca Real Estate Securities Fund, as to 75% of its assets no Fund will make an investment that would result in more than 5% of its total assets being invested in any one issuer or in the Fund owning more than 10% of the outstanding voting securities of any issuer, in each case excluding certain government securities, cash and certain other assets. In addition, with the exception of Seneca Real Estate Securities Fund, no Fund will invest more than 25% of its assets in any one industry. The Seneca Real Estate Securities Fund will generally invest at least 65% of its assets in securities of issuers that are principally engaged in businesses in the U.S. real estate industry or related businesses. See "The Seneca Funds in Detail--Seneca Real Estate Securities Fund."


                               PURCHASE OF SHARES


Each Fund offers two classes of shares: "Administrative Shares" and "Institutional Shares." Administrative Shares are offered primarily to participant-directed employee benefit plans and to investors purchasing through accounts maintained with broker-dealers and other financial service companies. Institutional Shares are offered directly by the Distributor to institutional investors such as pensions and profit sharing plans, other employee benefit trusts, endowments, foundations, and corporations.


No sales charges are assessed upon the sale of either class of shares, although shares may be purchased through certain financial intermediaries, such as broker-dealers, that charge their customers transaction or other fees relating to customers' investments in the Funds. Sales are all at the respective net asset value of the shares for the particular class.


Genesis Merchant Group Securities, L.P. ("GMG Securities") is the principal underwriter for the Funds' Shares. Seneca Distributors, LLC ("Seneca Distributors") has entered into a Distribution Agreement with the Trust pursuant to which, upon becoming fully registered as a broker-dealer under applicable laws, it will also serve as a principal underwriter. It is expected that GMG Securities will terminate its agreement with the Trust shortly thereafter and Seneca Distributors will become the sole principal underwriter. In this prospectus, the term "Distributor" refers to the current principal underwriter(s) for the Funds. GMG Securities and Seneca Distributors are both located at 909 Montgomery Street, San Francisco, CA 94133.

MINIMUM INVESTMENT IN THE FUNDS

Except for purchases of Administrative Shares through certain pension or retirement plans or accounts, the minimum initial investment for Administrative Shares and Institutional Shares is currently $10,000 and $100,000, respectively. The minimum initial investment for Administrative Shares through pension or retirement plans or accounts, including 401(k) plans, 403(b) plans, 457 plans, governmental plans, tax-sheltered annuity plans and individual retirement accounts ("Retirement Accounts") is currently $1,000. Certain other exceptions to these minimum requirements may apply.

OPENING AN ACCOUNT

To open an account, an investor should (i) complete the attached Client Registration Application and send it, together with payment for the amount to be invested, to Seneca Funds, c/o Investors Fiduciary Trust Company at 127 West 10th Street, Kansas City, Missouri 64105, or (ii) contact his or her employee benefit plan administrator or broker or other financial services provider. Payments may be made by check or money order or by electronic transfer or wiring of funds to Seneca Funds, c/o Investors Fiduciary Trust Company (the "Transfer Agent"). See "How to Purchase Shares." Investors may call the Transfer Agent at 1-800-xxx-xxxx with questions concerning opening an account. See "How to Purchase Shares."

HOW TO PURCHASE SHARES

Investors who are not buying shares through an account with a broker-dealer or other financial service company may purchase shares in the following ways:

     BY MAIL. Fill out a Client Registration Application (for a new account) or fill out the investment coupon from a previous confirmation statement (for an existing account), and mail it, together with a check or money order payable to Investors Fiduciary Trust Company, to Seneca Funds, c/o Investors Fiduciary Trust Company at 127 West 10th Street, Kansas City, Missouri 64105. Checks should be bank or certified checks. The Trust, at its option, may accept a check that is not a bank or certified check. There are restrictions on the redemption of shares purchased by check for which the funds are being collected. See "Redemption of Shares."

     BY ELECTRONIC OR WIRE TRANSFER. Investors may also make initial or subsequent investments by electronic transfer of funds or wire transfer of Federal funds to Seneca Funds, c/o Investors Fiduciary Trust Company. Before transferring or wiring funds, an investor must first telephone the Trust at
(800) XXX-YYYY for instructions . On the telephone, the following information will be requested: name of authorized person; shareholder account number (if you have one); name of Fund and share class; amount being transferred or wired; and transferring or wiring bank name.

     BY TELEPHONE. If an investor elects the telephone purchasing service on the Client Registration Application (or subsequently in writing), the investor may authorize electronic withdrawals from his or her bank account over the telephone. The Transfer Agent may employ additional reasonable procedures to confirm that such instructions are genuine, possibly including recording telephone calls requesting purchases and/or verifying authorization and requiring some form of personal identification. A Fund and the Transfer Agent may be liable for losses due to unauthorized or fraudulent instructions only if reasonable procedures are not followed. Otherwise, neither the Trust nor its Transfer Agent will be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone purchasing service, they may be giving up a measure of security that they might have if they were to purchase their shares by means of written instructions. Furthermore, interruptions in telephone service may mean that a shareholder will be unable to effect a purchase by telephone when desired.

     AUTOMATIC INVESTMENT PLAN. Additional investments may be made automatically by electing this service on the Client Registration Application and providing bank account and certain other information. This will authorize the Fund and the Transfer Agent to make regular, automatic withdrawals from the shareholder's bank account. Periodic investments must be at least $100 for each Fund in which the shareholder is automatically investing. A shareholder may change the date or amount of the monthly investment, or terminate the Automatic Investment Plan, at any time by notifying the Transfer Agent in writing or by telephone. The Transfer Agent must receive the request at least 10 business days before the change is to become effective. A shareholder may also be able to have investments automatically deducted from his or her: (1) paycheck at work; (2) savings account; or (3) choice of other sources. Call the Transfer Agent at 1-800-xxx-xxxx for more information.

All purchase orders are effected at the net asset value for the relevant class next determined after receipt of the purchase order. A purchase order received prior to the close of business (4:00 p.m., Eastern Time) on a day the Trust is open for business will be effected at that business day's net asset value. An order received after the close of business will be effected at the net asset value determined on the next business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.


ADDITIONAL INVESTMENTS


Additional investments may be made at any time at the net asset value for the relevant class by following the procedures described above. See "How to Purchase Shares." The minimum additional investment for Administrative Shares generally is $1,000; for participants in Retirement Accounts, the minimum additional investment is $250. Additional investments for as little as $100 per month for each Fund may also be made through the Automatic Investment Plan. See "Automatic Investment Plan."


OTHER PURCHASE INFORMATION

Purchases of a Fund's shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will generally not be issued.

The Trust reserves the right, in its sole discretion, to suspend the offering of shares of either class of any Fund or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Trust; to waive the minimum initial investment for certain investors; and to redeem shares if information provided in the Client Registration Application proves to be incorrect in any material manner (e.g., in a manner such as to render the shareholder ineligible to purchase shares).

Shares of the Trust may not be qualified or registered for sale in all states. Prospective investors should inquire as to whether shares of a particular Fund are available for offer and sale in their state of residence. Shares may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Investors may, subject to the approval of the Trust, purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with such Fund's investment policies and restrictions) and that have a value that is readily ascertainable. The transactions will be effected only if the Investment Manager intends to retain the securities in the Fund as an investment. Assets so purchased by a Fund will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.


RETIREMENT ACCOUNTS

Investors may establish an Individual Retirement Account (IRA), Simplified Employee Plan (SEP), or certain other types of retirement plan with the Distributor. Contributions to an IRA, SEP or other type of retirement plan may be deductible from an investor's taxable income, depending on his or her personal tax situation. An investor receiving a distribution from his or her pension plan or wishing to transfer his or her IRA or other tax-deferred retirement account from another financial institution, will continue to get tax-deferred growth by transferring these accounts to the Distributor. Please call 1-800-XXXX-XXX for additional information.


                              REDEMPTION OF SHARES


Each Fund will redeem its shares at the net asset value for the relevant class next determined following receipt of a redemption request. Redemptions may be made by mail or, if elected on the Trust's Client Registration Application (or subsequently in writing), by telephone. Although no charge is generally made for redemptions, when shares have been held for fewer than 90 days, a fee of 1% of the amount redeemed will be assessed on an average price basis. This amount will be retained by the appropriate Fund and is intended to protect long-term shareholders from the expenses involved in frequent purchases and redemptions by short-term investors. Shares may be worth more or less upon redemption than their purchase price, generally, depending on the market value of the investment securities held by the particular Fund at the time of redemption.

REDEMPTIONS BY MAIL

Shares may be redeemed by submitting a written request to Seneca Funds, c/o Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, stating the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

REDEMPTIONS BY TELEPHONE OR OTHER WIRE COMMUNICATIONS


A shareholder may authorize the Trust to effect redemptions or exchanges between Funds (see "Other Redemption Information" and "Exchange Privilege") on telephonic or other electronic instructions. This may be done either through the Client Registration Application or with a subsequent written authorization, a form of which may be obtained from the Transfer Agent. Once the shareholder has given such authorization, he or she may redeem shares by calling the Trust at
(800) XXX-YYYY, by sending a facsimile to Seneca Funds, c/o Investors Fiduciary Trust Company, at (AAA) XXX-YYYY or by other means of wire communication. Investors must state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed and the account number.

In electing telephone or other electronic redemption privileges, the investor authorizes the Transfer Agent to act on instructions from any person representing himself to be the investor and reasonably believed by the Transfer Agent to be genuine. The Transfer Agent provides written confirmation of transactions initiated electronically as a procedure designed to confirm that such instructions are genuine. The Transfer Agent may employ additional reasonable procedures to confirm that such instructions are genuine, possibly including recording telephone calls requesting redemptions and/or verifying authorization and requiring some form of personal identification. A Fund and the Transfer Agent may be liable for losses due to unauthorized or fraudulent instructions only if reasonable procedures are not followed. Otherwise, neither the Trust nor its Transfer Agent will be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in telephone service may mean that a shareholder will be unable to effect a redemption by telephone when desired. All redemptions, whether initiated by letter , by telephone, or by other electronic means, will be processed in a timely manner and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed under the heading "Other Redemption Information."


OTHER REDEMPTION INFORMATION


Payment of the redemption price will ordinarily be wired to the investor's bank three business days after the tender request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The cost of such wire transfers will be borne by the shareholder. The Trust may suspend the right of redemption as to any Fund or postpone the payment date at time when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws. If the shares being redeemed were purchased by check, payment may be delayed pending verification that the check used to purchase such shares has been honored. Any such delay may be avoided if shares are purchased by means of certified or bank check or electronic transfer or wire transfer of Federal funds.

For shareholder protection, a request to change information contained in a shareholder's account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trust and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organizations.

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right unilaterally to redeem shares in any account (other than in Retirement Accounts) for their then-current value (which will be promptly paid to the investor) if at any time, due to redemptions by the investor, the shares in the account do not have a value of at least $10,000. A shareholder will receive advance notice of such an involuntary redemption and will be given at least 30 days to bring the value of his or her account up to at least $10,000.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Although it is highly unlikely that shares would ever be redeemed in kind, if they are, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.


EXCHANGE PRIVILEGE


Shares of a Fund may be exchanged for shares of the same class of any other Fund based on the respective net asset values of the shares involved. Exchanges may be made only as to Funds registered in the state of residence of the investor or where an exemption from registration is available. An exchange order is treated the same as a redemption followed by a purchase and may result in a capital gain or loss for tax purposes, and special rules may apply in computing tax basis when determining gain or loss. See "Income Tax Considerations" and "Dividends, Distributions and Tax Status" in the SAI. An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the telephone redemption option has been elected, by calling the Trust at (800) XXX-YYYY.


                             PORTFOLIO TRANSACTIONS


Pursuant to the Investment Management Agreement, the Investment Manager places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting such purchases and sales , the Investment Manager will seek the best price and execution of the Funds' orders. Commission rates are a component of the Investment Manager's analysis of price. Factors the Investment Manager will consider in evaluating execution quality include the ability of a broker or dealer to effect the transaction, the broker's or dealer's clearance and settlement facilities and capabilities, its reliability and financial stability, a dealer's willingness to commit capital, the size of the transaction, and the market for the security involved.


Many securities, both debt and equity, are traded primarily in the over-the-counter market. For transactions traded in that market, dealers generally act as principal rather than as agent and receive a markup or markdown on the transaction price rather than a commission. The Funds intend to deal with primary market makers for securities traded in the over-the-counter markets except where more favorable execution and price can be obtained elsewhere. Funds may also purchase securities directly from issuers or from underwriters or dealers as part of an offering of securities. Purchases from dealers and underwriters in such offerings will include a discount or concession granted by the issuer to the underwriter.


In selecting brokers and dealers, the Investment Manager will consider not only the factors described above relating to price and execution quality, but also the value of research services and products provided to the Investment Manager. As a result, a Fund may pay higher commission rates to such brokers than the lowest available when the Investment Manager believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. The Investment Manager also may consider sales of shares of the Trust as a factor in selection of broker-dealers to execute portfolio transactions of the Trust. In addition, the Trust may direct the Investment Manager, subject to obtaining best execution, to execute a portion of one or more Fund's portfolio transactions through certain broker-dealers in exchange for the broker-dealers' agreement to satisfy or pay obligations that the Fund has incurred for, among other things, custodial, accounting, or transfer agency services. These practices could result in a Fund paying higher aggregate transaction costs than would otherwise be the case.

Subject to the foregoing considerations of price and execution, the Funds may use GMG Securities in connection with portfolio transactions in exchange-traded securities. GMG Securities is a member of the American Stock Exchange and the National Association of Securities Dealers, Inc. The ownership of GMG Securities overlaps significantly with the ownership of the Investment Manager and GMG Securities should be considered an affiliated person of the Investment Manager.

GMG Securities will receive brokerage commissions from the Funds, limited to "usual and customary broker's commissions," as contemplated by the 1940 Act, and subject to GMG Securities being able to provide execution at least as favorable as that provided by other qualified brokers. The Trustees have developed procedures to ensure that the commissions paid to GMG Securities are limited to "usual and customary broker's commissions" as contemplated in the 1940 Act. On a quarterly basis, the Trustees will review the securities transactions of each Fund effected by GMG Securities to assure their compliance with those procedures.


Some securities considered for investment by the Funds may also be appropriate for other clients served by the Investment Manager, including accounts in which the Investment Manager or persons associated with the Investment Manager are investors, such as investment partnerships of which the Investment Manager or such associated persons is the general partner. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients served by the Investment Manager is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Investment Manager.

                                 NET ASSET VALUE


The net asset value per share of each class of each Fund will be determined as of the regular close of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) by dividing the total market value of a Fund's portfolio investments and other assets attributable to that class, less that class' proportionate share of the Fund's liabilities that are not attributable to a particular class and any liabilities attributable to that class, by the number of total outstanding shares of that class. Net asset value will not be determined on days on which the New York Stock Exchange is closed.

Portfolio securities and other assets for which market quotations are readily available will be stated at market value. Market value will be determined on the basis of last reported sales prices, or if no sales are reported, at the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of 60 days of less), will normally be valued on the basis of quotes obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Quotations of foreign securities in foreign currency will be converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Short-term investments having a maturity of 60 days or less will be valued at amortized cost, when the Trustees determine that amortized cost is their fair market value. Certain debt securities for which daily market quotations are not available may be valued, pursuant to guidelines established by the Trustees, with reference to fixed income securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, other securities for which market quotations are not readily available will be valued at fair value as determined in good faith by, or at the direction of, the Trustees.


                           DIVIDENDS AND CAPITAL GAINS


The Funds will distribute substantially all of their net investment income in the form of dividends to shareholders. The following table shows how often each Fund expects to pay dividends.


FUND                                                         DIVIDEND PAID
--------------------------------------------------------------------------
Seneca Growth Fund                                           Annually
----------------------------------------------------------------------
Seneca Mid-Cap Growth Fund                                   Annually
----------------------------------------------------------------------
Seneca Bond Fund                                             Monthly
----------------------------------------------------------------------
Seneca Real Estate Securities Fund                           Quarterly
======================================================================

Each of the Funds will distribute net capital gains, if any, annually.

Shareholders may select from among the following distribution options:

REINVESTED                    Have all dividends and capital gains distributions
                              reinvested in additional shares of the same or any other Fund. If a shareholder does not choose one of the other options, this option will be selected automatically.

CASH AND REINVESTED           Have either dividends or capital gains paid in
                              cash and the other reinvested in additional shares in the same or any other Fund; or

ALL CASH Have dividends and capital gains distributions paid in cash.

Each Fund will make distributions on a per share basis to the shareholders of record as of the distribution date of that Fund, regardless of how long the shares have been held. That means if an investor buys shares just before or on a record date, he or she will pay the full price for the shares and then may receive a portion of the price back as a taxable distribution.

                            INCOME TAX CONSIDERATIONS


FEDERAL TAXES. For each taxable year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Code. Qualifying regulated investment companies distributing substantially all of their ordinary income and capital gains are not subject to federal income or excise tax on any net investment income and net realized capital gains distributed to shareholders. However, the shareholders are subject to tax on these distributions.


Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss, and original issue discount or certain market discount income will be taxable to shareholders as ordinary income. Distributions paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. A portion of the dividends paid to corporate shareholders may qualify for the corporate dividends-received deduction to the extent the Fund earns qualifying dividends. Each Fund will notify shareholders after each calendar year of the amount and character of distributions they received from that Fund for federal tax purposes.


For IRAs and pension plans, dividends and capital gains will be reinvested and not taxed until the beneficiary receives a qualified distribution from the IRA or pension plan.

Shareholders should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution. They will be taxed when they receive the distribution even though the distribution represents a return of a portion of the purchase price.


Redemptions and exchanges of shares are taxable events that may represent a gain or a loss for the shareholder.


Individuals and certain other types of shareholders may be subject to backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules. They may be subject to nonresident alien withholding on amounts considered ordinary dividends from the Fund.


New investors must certify that their social security or taxpayer identification numbers are correct. They must also certify that they are not subject to backup withholding for failure to report income to the Internal Revenue Service.

OTHER TAXES. In addition to federal taxes, investors may be subject to state and local taxes on payments received from a Fund. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by a Fund that come from direct obligations of the U.S. Treasury and certain agencies may be exempt from state and local taxes. Investors should consult their tax advisers regarding specific questions as to federal, state and local taxes.

                      INVESTMENT MANAGER AND ADMINISTRATOR


As Investment Manager , GMG/Seneca is responsible for making investment decisions for the Funds and for selecting brokers and dealers to execute transactions for each Fund. GMG/Seneca has been an investment adviser since 1989, managing equity and fixed-income securities portfolios primarily for institutions and individuals. Gail P. Seneca and Genesis Merchant Group, L.P. are the managing general partners of GMG/Seneca. Gail P. Seneca, William K. Weinstein and Philip C. Stapleton are the general partners of Genesis Merchant Group, L.P. GMG/Seneca plans to reorganize from a limited partnership to a limited liability company, effective in mid-1996, and the Funds will enter into a new Investment Management Agreement with the resulting limited liability company at that time. The material terms of the Investment Management Agreement will remain unchanged. The limited liability company will be owned by Ms. Seneca, the existing limited partners of GMG/Seneca, the existing partners of Genesis Merchant Group, L.P., and certain employees of GMG/Seneca. Under the limited liability company's "operating agreement," Ms. Seneca will be the sole "manager" of GMG/Seneca after the reorganization.

Investment and trading decisions for each Fund will be made by a team of managers and analysts headed by two team leaders. The team leaders for each Fund will be primarily responsible for the day-to-day decisions related to that Fund. The team leader of any one Fund may be on another Fund team.






GAIL P. SENECA is a team leader for each of the Funds. From October 1987 until October 1989, she was Senior Vice President of the Asset Management Division of Wells Fargo Bank and from October 1983 to September 1987, she was chief investment strategist for Chase Lincoln Bank.

RICHARD D. LITTLE is the other team leader for the Seneca Growth Fund and the Seneca Mid-Cap Growth Fund. Mr. Little has been with GMG/Seneca since December 1989. He is a general partner and director of Equities. Before he joined GMG/Seneca, Mr. Little held positions as an analyst, board member, and regional manager with Smith Barney, NatWest Securities, and Montgomery Securities.

CHARLES B. DICKE is the other team leader for the Seneca Bond Fund. He has been a Fixed-Income Portfolio Manager with GMG/Seneca since _______. Before joining GMG/Seneca, he was a Vice President with Lehman Brothers, serving as a Product Manager for Government agency securities and a strategist on fixed-income portfolios.

DAVID SHAPIRO is the other leader for the Seneca Real Estate Securities Fund. He has been a Portfolio Manager with GMG/Seneca since 1996. Before joining GMG/Seneca, he was ______________ with Genesis Realty since _______________, 1995. Prior to that, he was a director of The ADCO Group from ____ to ____, with responsibility for overseeing its West Coast Equity Investment division. From ___ to ___, he was a director of Riverbank Financial Group, with responsibility for a variety of development projects, including Cathedral Hill Tower, Convention Plaza, and the Plaza Athletic Clubs, and rehabilitation of the San Francisco Mart and the Santa Barbara Resort Hotel.

MANAGEMENT FEE. For its services to the Funds, the Investment Manager will receive a Management Fee based on an annual percentage of the average daily net assets of each Fund. It is accrued daily, and paid monthly. The annual fee percentages are 0.70% for the Seneca Growth Fund, 0.80% for the Seneca Mid-Cap Growth Fund, 0.50% for the Seneca Bond Fund, and 0.85% for the Seneca Real Estate Securities Fund. The Investment Manager's approach to locating attractive investments in medium-capitalization companies, evaluating and monitoring them, and effecting transactions in such securities requires more effort and resources than traditional management of large-capitalization equity portfolios and bond portfolios, as does the specialized nature of investing in real estate and real estate-related securities. Accordingly, the management fees for the Seneca Mid-Cap Growth Fund and the Seneca Real Estate Securities Fund are higher than the management fees paid by most other mutual funds that do not pursue these types of investment programs. The Investment Manager will reduce the Management Fee each Fund must pay if the fee exceeds any state-imposed expense limitations , excluding permissible items, such as brokerage commissions, Rule 12b-1 payments, interest, taxes and litigation expenses. The Investment Manager may waive some or all of these fees from time to time at its discretion, and may reimburse a Fund for a portion of the Fund's expenses. These practices will increase a Fund's return and will be intended to make the Fund more competitive. The Investment Manager expects to effect such waivers and reimbursements to the extent necessary to prevent the Funds' overall expenses from exceeding the levels in the expense table set forth elsewhere in this Prospectus through September 30, 1996. Thereafter, any such waivers or reimbursements the Investment Manager may provide may be terminated at any time.

ADMINISTRATIVE SERVICES. Pursuant to an Administrative Services Agreement, GMG/Seneca is responsible for the day-to-day administrative functions of the Trust . GMG/Seneca has entered into an agreement with State Street pursuant to which State Street performs most of those functions. Among other things, State Street provides the Trust and each Fund with clerical, data processing, and other, similar services and support; handles the registration of the Funds' shares under the securities laws of those states and other jurisdictions where the shares are offered; assists in the preparation of SEC registration materials, periodic reports, and proxy materials; and provides bookkeeping and accounting services, including maintaining the accounts, books and records that are required under applicable laws. For these services, the Administrative class of each Fund pays GMG/Seneca a fee based on ______________. The Investment Manager may waive some or all of these fees from time to time at its discretion, and may reimburse a Fund for a portion of a Fund's expenses. The Institutional class of each Fund pays a lower fee in recognition of the fact that fewer services are required.

GMG/Seneca may from time to time waive some or all of its fee and/or reimburse a Fund for a portion of the Fund's operating expenses. Such reimbursements will increase a Fund's return. This is intended to make the Funds more competitive. Any such waivers or reimbursements may be terminated at any time.

                               GENERAL INFORMATION


SENECA FUNDS. Seneca Funds was organized as a Delaware business trust on December 18, 1995. The Trust is registered with the Securities and Exchange Commission under the 1940 Act as an open-end management investment company of the series type. Each Fund constitutes a separate series. The fiscal year-end of each of the Funds is September 30.


The Trust is authorized to issue and sell multiple classes of shares for each of the Funds. Each of the Trust's existing series currently has two classes of shares, Administrative Shares and Institutional Shares. The Trust may issue additional series and additional classes of existing series of shares in the future with such rights, preferences, and privileges as the Trustees may determine (subject to compliance with applicable law), without the consent of shareholders.


Except for the differences noted below and elsewhere in this Prospectus, each share of a Fund has equal dividend, redemption and liquidation rights with other shares of that Fund and when issued, will be fully paid and nonassessable. Each share of each class represents an identical legal interest in the same investments of a Fund, except that each class has certain expenses related solely to that class. In particular, Administrative Shares have higher fees and expenses relating to the way in which they are distributed and the services provided to their class. Each class will have exclusive voting rights under the 12b-1 Distribution and Administrative Services Plan. In the event that a meeting of shareholders is called, separate votes are taken by each class only if a matter affects, or requires the vote of, just that class. Although the legal rights of holders of each class of shares are identical, it is likely that the difference in expenses will result in different net asset values and dividends. The classes may also have different exchange privileges.

As a Delaware business trust, the Trust is not required to hold regular annual meetings of shareholders. Ordinarily there will be no shareholder meetings, unless called by the Trustees, requested by shareholders holding 10% or more of the outstanding shares under circumstances in which the 1940 Act or Delaware law require that a meeting be held upon such request, or required by the 1940 Act or Delaware law. Shareholders are entitled to cast one vote for each dollar of net asset value of their shares on the record date. At a shareholders meeting, if one is called, issues that affect all the Funds and classes in substantially the same way will be voted on by all shareholders of all Funds. Issues that do not affect a Fund or a class will not be voted on by shareholders of that Fund or class. Issues that affect all Funds, but in which their interests are not substantially the same, will be voted on separately by each Fund.

CUSTODIAN AND TRANSFER AGENT. Investors Fiduciary Trust Company ("IFTC" or the "Transfer Agent"), 127 West 10th Street, Kansas City, Missouri 64105, serves as both Custodian and Transfer Agent for the Funds. Under a Custodian Agreement, IFTC holds all securities and cash assets of the Funds as custodian and provides certain accounting and recordkeeping services. In its capacity as the custodian, IFTC is authorized to deposit securities in securities depositories or to use services of sub-custodians.

Under a Transfer Agency Agreement, IFTC is responsible for, among other things:
a) opening and maintaining shareholder accounts; b) reporting account information to shareholders; c) paying dividends and capital gains, and d) handling requests for exchanges, transfers and redemptions.

DISTRIBUTOR. GMG Securities is currently the principal underwriter and distributor of the shares of each of the Funds and will distribute Administrative as well as Institutional Shares. Seneca Distributors has also entered into a Distribution Agreement with the Trust pursuant to which, upon its registration as a broker-dealer under the Securities Exchange Act of 1934 and all applicable state securities laws, and becoming a member of the National Association of Securities Dealers, Inc., Seneca Distributors will become a principal underwriter and distributor of the Funds' shares. It is expected that GMG Securities will then terminate its agreement with the Trust and Seneca Distributors will become the sole Distributor. The ownership of GMG Securities overlaps significantly with that of GMG/Seneca and GMG Securities should be considered an affiliated person of GMG/Seneca. Seneca Distributors is 99% owned by GMG/Seneca.

DISTRIBUTION AND RELATED SERVICES. Pursuant to a Distribution Plan, the Trust has entered into a Distribution Agreement with the Distributor under which the Trust will pay the Distributors a fee at an annual rate 0.25% of the average daily net assets attributable to the Administrative Shares of each Fund. No Distribution Fee will be paid as to the Institutional Shares of any Fund. Amounts paid under the Distribution Plan may be used by the Distributor to cover expenses that are primarily intended to result in, or are primarily attributable to (i) the sale of Administrative Shares, (ii) ongoing servicing and/or maintenance of accounts of holders of Administrative Shares, and (iii) subaccounting, recordkeeping, and administrative services related to the sale of Administrative Shares, all as set forth in the Distribution Plan. Payments under the Distribution Plan are not tied directly to the expenses actually incurred by the Distributor in connection with the foregoing activities and may exceed those expenses. The Trustees will evaluate the appropriateness of the Distribution Plan annually. For a more complete disclosure of the Plan and its terms, see the SAI.






Shares may also be offered through certain brokers and financial intermediaries ("service agents"). Service agents may impose additional or different conditions on the purchase or redemption of a Fund's shares by their customers and may charge their customers transactions or other account fees on the purchase and redemption of a Fund's shares. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agent for information regarding these fees and conditions and should be aware that, if they satisfy the minimum purchase requirements, they could avoid those fees by investing directly through the Distributors.


OTHER EXPENSES

The Trust bears all costs of its operations. Trust expenses directly attributable to a Fund or a class of shares are charged to that Fund or class; other expenses are allocated among all the Funds. Administrative Shares may be purchased in employee benefit plan accounts and in accounts maintained with financial institutions and financial services companies such as broker-dealers. Employee benefit plan administrators and financial institutions and financial services companies through which Administrative Shares are purchased may be paid fees by the Funds for transfer agency, accounting, recordkeeping, and administrative and other services provided with respect to such shares. Those services may include maintaining account records, aggregating and processing orders to purchase, redeem, and exchange Administrative Shares, processing dividend payments, forwarding shareholder communications, and providing subaccounting services for shares held beneficially.

PERFORMANCE INFORMATION.


The Trust may publish performance information about the Funds. Fund performance usually will be shown either as cumulative total return or average periodic total return compared with other mutual funds as published by public ranking services, such as Lipper Analytical Services, Inc. Cumulative total return is the actual performance over a stated period of time. Average annual total return is the hypothetical return, compounded annually, that would have produced the same cumulative return if the Fund's performance had been over the entire period. Each Fund's total return shows its overall dollar or percentage change in value. This includes changes in the share price and reinvestment of dividends and capital gains.

The performance of a Fund may also be measured in terms of yield. Each Fund's yield shows the rate of income the Fund earns on its investments as a percentage of the Fund's share price.

A Fund may also separate its cumulative and average annual total returns into income results and capital gains or losses. Each Fund may quote its total returns on a before-tax or after-tax basis.

The performance information that may be published for the Funds is historical. It is not intended to represent or guarantee future results. The value of Fund shares may be more or less than their original cost when they are redeemed. For more information, see the SAI.


MATERIAL LEGAL PROCEEDINGS. There are no material legal proceedings to which the Trust is subject, or to which the Investment Manager or the Distributor are subject, that are likely to have a material adverse effect on their ability to perform their obligations to the Trust or on the Trust itself.

SUMMARY OF BOND RATINGS. Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody's Investors Service, Inc. and Standard & Poor's Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality and are sometimes referred to as "junk bonds."

INVESTMENT GRADE                                 MOODY'S              STANDARD &
                                                                      POOR'S
--------------------------------------------------------------------------------
Highest quality                                   Aaa                  AAA
--------------------------------------------------------------------------------
High quality                                      Aa                   AA
--------------------------------------------------------------------------------
Upper medium                                      A                    A
--------------------------------------------------------------------------------
Medium, speculative features                      Baa                  BBB
--------------------------------------------------------------------------------

LOWER QUALITY
--------------------------------------------------------------------------------
Moderately speculative                            Ba                   BB
--------------------------------------------------------------------------------
Speculative                                       B                    B
--------------------------------------------------------------------------------
Very Speculative                                  Caa                  CCC
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Very high risk                                    Ca                   CC
--------------------------------------------------------------------------------
Highest risk, may not be paying interest          C                    C
--------------------------------------------------------------------------------
In arrears or default                             C                    D
--------------------------------------------------------------------------------


For more detailed information on bond ratings, including gradations within each category of quality, see the SAI.

                Subject to Completion, Dated February ____, 1996


                                  SENECA FUNDS
                              INSTITUTIONAL SHARES

                           Prospectus: February , 1996
--------------------------------------------------------------------------------


SENECA GROWTH FUND seeks capital appreciation primarily through investments in equity securities of companies that, in the Investment Manager's opinion, have the potential for above average market appreciation. Production of income will be incidental to this objective. The Fund will seek a total return higher than the Standard & Poor's Index of 500 Stocks.

SENECA MID-CAP GROWTH FUND seeks capital appreciation primarily through investments in equity securities of companies that, in the Investment Manager's opinion, have the potential for above average market appreciation. The Fund will invest primarily in companies with market capitalizations between $500 million and $5 billion. Production of income will be incidental to this objective. The Fund will seek a total return higher than the Standard & Poor's Mid-Cap 400 Index.


SENECA BOND FUND seeks both current income and capital appreciation primarily by investing in a diversified portfolio of government and corporate bonds and other debt securities. The Fund will seek a total return higher than that of the Lehman Brothers Government/Corporate Index.

SENECA REAL ESTATE SECURITIES FUND seeks a high total return through both long-term capital appreciation and current income from investments related to United States real estate. The Fund will invest primarily in securities of issuers that are engaged principally in or whose businesses relate to ownership and operation of real estate in the United States.


There can be no assurance that any of the Funds will achieve its investment objectives or succeed in outperforming the indices described above. For information about some of the principal risks involved in investments in the Funds, see "Investment Practices and Risk Considerations."

This Prospectus is intended to set forth concisely the information an investor should know before investing in any of the Funds. Please read it carefully and save it for future reference. A Statement of Additional Information dated February , 1996 (the "SAI") has been filed with the Securities and Exchange Commission. The SAI, as amended or supplemented from time to time, is incorporated into this Prospectus by this reference and is a part of this Prospectus. It is available free of charge by writing to the Distributor at 909 Montgomery Street, San Francisco, California, 94133 or by calling 1-800-XXX-YYYY. See "Purchase of Shares."

Each Fund has its own levels of expenses and charges. The minimum investment is $100,000 per Fund, or less in some instances. See "Purchase of Shares."


Fund shares are not deposits or obligations of, or endorsed or guaranteed by, any bank or other financial institution, and they are not insured by the Federal Deposit Insurance Corporation or any other agency of the United States Government or any other governmental subdivision.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION

PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Information contained herein is subject to completion or amendment. A Registration Statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----
THE SENECA FUNDS AT A GLANCE                                                4

FUND EXPENSES                                                               5

INVESTMENT MANAGER'S PERFORMANCE                                            7

MANAGEMENT                                                                 10

THE SENECA FUNDS IN DETAIL                                                 11

SENECA GROWTH FUND AND SENECA MID-CAP GROWTH FUND                          11

SENECA BOND FUND                                                           12

SENECA REAL ESTATE SECURITIES FUND                                         13

INVESTMENT PRACTICES AND RISK CONSIDERATIONS                               14

PURCHASE OF SHARES                                                         20

REDEMPTION OF SHARES                                                       23

PORTFOLIO TRANSACTIONS                                                     25

NET ASSET VALUE                                                            26

DIVIDENDS AND CAPITAL GAINS                                                27

INCOME TAX CONSIDERATIONS                                                  28

INVESTMENT MANAGER AND ADMINISTRATOR                                       29

GENERAL INFORMATION                                                        30

                          THE SENECA FUNDS AT A GLANCE


SENECA FUNDS (the "Trust") is an open-end management investment company, consisting of the four separate investment portfolios described below (the "Funds"). Each Fund is managed separately and has its own investment objective, strategies and policies designed to meet different goals. The following summary is qualified in its entirety by the more detailed information that appears elsewhere in this Prospectus. A more detailed description of each Fund may be found under the heading "The Seneca Funds in Detail."

The SENECA GROWTH FUND seeks capital appreciation. Production of income will be incidental to this objective. This Fund will invest primarily in common stocks of companies that, in the Investment Manager's opinion, have the potential for above average market appreciation. The Fund may invest in companies at all levels of market capitalization. For a portion of its portfolio, the Fund will favor large, well-known companies that have established histories of continuous dividend payment and, for another portion its portfolio, will generally invest in smaller firms that the Investment Manager believes have the potential for faster growth. The Fund will seek a total return higher than the Standard & Poor's Index of 500 Stocks (the "S&P 500").

The SENECA MID-CAP GROWTH FUND seeks capital appreciation. Production of income will be incidental to this objective. This Fund will invest primarily in common stocks of companies, that in the Investment Manager's opinion, have the potential for above average market appreciation, focussing on companies with market capitalizations between $500 million and $5 billion. The Fund will attempt to provide a total return higher than the Standard & Poor's Mid-Cap 400 Index (the "S&P Mid-Cap Index").


The SENECA BOND FUND seeks both current income and capital appreciation. This Fund will invest in a diversified portfolio of corporate bonds and other debt securities, attempting to outperform the Lehman Brothers Government/Corporate Index. The Fund will normally maintain a dollar-weighted average maturity of between two and ten years and a dollar-weighted average duration of between two and eight years.


The SENECA REAL ESTATE SECURITIES FUND seeks a high total return through both long-term capital appreciation and current income. This Fund will be non-diversified and will invest primarily in securities of issuers operating principally in the United States real estate industry or whose businesses relate to ownership and operation of real estate in the U.S., including equity real estate investment trusts ("REITs"), mortgage REITs, real estate brokers and developers, companies that manage or own real estate, manufacturers and distributors of building supplies, and financial institutions that originate or service mortgage loans.



There can be no assurance that the Funds will achieve their objectives or succeed in outperforming the indices described above. Investors should read this Prospectus carefully, particularly "Investment Practices and Risk Considerations," for information about certain risks relevant to an investment in the Funds. In particular, investors should note that the value of all securities and other investments a Fund may hold and, as a result, the Fund's net asset value per share, will vary from time to time in response to a variety of factors. The value of securities may fluctuate in response to the activities of individual companies as well as general market and economic conditions. The values of small-to-medium-capitalization equity securities may be particularly susceptible to fluctuation as a result of factors unrelated to the issuers' underlying businesses. The value of debt securities can generally be expected to vary inversely with changes in prevailing interest rates. The net asset value per share of any Fund may be less at the time of redemption than it was at the time of purchase.

Each Fund is separately managed by GMG/Seneca Capital Management, L.P. ("GMG/Seneca, L.P."). GMG/Seneca, L.P. plans to reorganize into a limited liability company in mid-1996. The terms "GMG/Seneca" and "Investment Manager" refer to GMG/Seneca, L.P. until the effectiveness of that reorganization and to its successor thereafter.


                                  FUND EXPENSES

Each Fund will bear the costs of its operations. These costs may include fees for investment management, distribution, independent directors, brokerage services, security pricing services, custody, transfer agency, recordkeeping services, insurance, federal and state registration, legal and accounting services, amortized expenses, taxes, and any extraordinary expenses.


Each Fund offers two classes of shares: Institutional Shares and Administrative Shares. Institutional Shares are offered directly by the Distributor to institutional investors such as pension and profit sharing plans, other employee benefit trusts, endowments, foundations, and corporations. The minimum investment for Institutional Shares is $100,000. Administrative Shares are offered primarily to participant-directed employee benefit plans and to investors purchasing through accounts maintained with broker-dealers and other financial service companies. With certain exceptions, the minimum initial investment for Administrative Shares is $10,000. See "Purchase of Shares." This Prospectus describes only Institutional Shares. To receive a free prospectus describing the Administrative Shares, call 1-800-XXX-YYYY or write to the Distributor.

Each class may have different distribution-related expenses and charges and other expenses specific to that class. Those expenses will be charged separately to that class and may affect the class's performance. Fund expenses that are not related to the distribution of shares of a particular class or to services provided specifically to a particular class will be allocated between the classes based on the net assets of each class.


The following table describes shareholder transaction-related expenses and anticipated annual expenses (excluding portfolio brokerage expenses) as to Institutional Shares.

--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES


                                                                           SENECA REAL
                                                   SENECA MID-CAP  SENECA    ESTATE
                                    SENECA GROWTH      GROWTH       BOND   SECURITIES
--------------------------------------------------------------------------------------
Sales Load on Purchases                 None            None        None      None
--------------------------------------------------------------------------------------
Sales Load on Reinvested Dividends      None            None        None      None
--------------------------------------------------------------------------------------
Deferred Sales Load                     None            None        None      None
--------------------------------------------------------------------------------------
Early Withdrawal Fee(1)                 1.00%           1.00%       1.00%     1.00%
--------------------------------------------------------------------------------------
Exchange Fee                            None            None        None      None
--------------------------------------------------------------------------------------


---------------
(1)Applies only to redemptions (including by exchange) of shares held less than 90 days. The fee is paid to the Fund and is intended to protect long-term investors from the cost of frequent investments and redemptions by short-term investors. See "Redemption of Shares."

ANNUAL FUND EXPENSES                            PERCENTAGE OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Management Fees                                 0.70%    0.80%    0.50%    0.85%
--------------------------------------------------------------------------------
12b-1 Fees                                      None     None     None     None
--------------------------------------------------------------------------------
Other Expenses (after waivers and               0.15%    0.15%    0.15%    0.20%
expense reimbursements)(2)
--------------------------------------------------------------------------------
Total Expenses                                  0.85%    0.95%    0.65%    1.05%
--------------------------------------------------------------------------------



The Annual Fund Expenses table summarizes estimates of operating expenses relating to Institutional Shares. The purpose of both of these tables is to assist investors in understanding the varying costs and expenses they will bear directly or indirectly. Without any fee waivers or expense reimbursements by GMG/Seneca, the Other Expenses for Institutional Shares during the first year of the Funds' operation are estimated to be ___%, ___%, ___ %, and ___%, respectively, and the Total Expenses are estimated to be ___%, ___%, ___ %, and ___%, respectively.


EXAMPLE

Using the above tables of transaction expenses and operating expenses, an investor would pay the following expenses based on a $1,000 investment and an assumed 5% annual return. The expenses are the same whether or not the investor redeems the shares at the end of each time period.


--------------------------------------------------------------------------------
                                                         1 Year          3 Years
--------------------------------------------------------------------------------
Seneca Growth Fund                                         $9              $27
--------------------------------------------------------------------------------


---------------
(2)Includes estimates of fees to be paid to GMG/Seneca pursuant to an Administrative Services Agreement, fees the Funds may pay to employee benefit plan administrators, broker-dealers, and other financial services companies for sub-accounting, account maintenance and other, related services, as well as other expenses not covered by the Management Fees. Certain expenses can differ between classes depending on the particular services provided to the different classes. Examples include transfer agency fees, state and federal securities registration fees, legal and accounting fees, directors' fees and expenses incurred as a result of issues relating solely to a class, and fees and payments for specific class services including account maintenance or subaccounting expenses.

         GMG/Seneca will waive some or all of its Administrative Fee and assume other operating expenses of each Fund (other than certain extraordinary or nonrecurring expenses) until the earlier of September 30, 1996 or such time as the Fund's assets exceed $50 million, to the extent necessary to prevent the expenses of the Institutional Shares of each Fund from exceeding the levels set forth in the table. The Investment Manager may, from time to time, assume additional expenses. Fee waivers and expense reimbursement or assumption arrangements will increase a Fund's return.

         "Other Expenses" may be reduced to the extent certain broker-dealers executing Funds' portfolio transactions pay all or a portion of the Funds' transfer agency or custodian fees or expenses or credits arising out of balances maintained by Funds with the Transfer Agent and Custodian offset such fees or expenses.

--------------------------------------------------------------------------------
Seneca Mid-Cap Growth Fund                                         $10       $30
--------------------------------------------------------------------------------
Seneca Bond Fund                                                   $ 7       $21
--------------------------------------------------------------------------------
Seneca Real Estate Securities Fund                                 $11       $34
--------------------------------------------------------------------------------


THE INFORMATION IN THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN A RETURN GREATER OR LESS THAN 5%.

                        INVESTMENT MANAGER'S PERFORMANCE


Because they did not begin operating before February 1996, no past performance information is available for the Funds. However, the Investment Manager and its affiliates have been managing investment accounts for a variety of institutional and individual investment advisory clients for over six years. The Seneca Growth, Seneca Mid-Cap Growth, and Seneca Bond Funds have substantially the same investment objectives and policies and use the same investment strategies and techniques as certain of those accounts. The performance of those accounts is illustrated in the table and the graphs that follow.



In addition, an affiliate of the Investment Manager, Genesis Realty Capital Management, L.P. ("Genesis Realty"), has been managing an investment account since May of 1995 with substantially the same investment objectives and policies, and using substantially the same investment strategies and techniques, as the Seneca Real Estate Securities Fund. The portfolio manager responsible for the management of that account will be the portfolio manager with principal responsibility for the Seneca Real Estate Securities Fund. The performance of that account is illustrated in the table and in the graph entitled "Real Estate Securities Account" that follows.



There can be no assurance that any Fund's performance will be the same as that of the corresponding individual accounts. The Funds may have total assets that will be more or less than the total assets in the individual accounts. The Investment Manager believes that asset size is not a significant factor in the Funds' ability to achieve their investment objectives.



For comparison purposes, the individually-managed accounts and composites match up to the Funds as follows:


Seneca Growth Fund                          Core Growth Equity Account
                                            Composite

Seneca Mid-Cap Growth Fund                  Mid-Cap Growth Equity Account
                                            Composite

Seneca Bond Fund                            Fixed-Income Account Composite

Seneca Real Estate Securities Fund          Real Estate Securities Account

The following table shows how the individually-managed account composites' annualized performance compares to recognized industry indices over each of the last five years or, where shorter, since the relevant composite's inception and how the individually-managed Real Estate Securities Account's performance from May through December 1995 compares to a recognized industry index over the same period.



                                           Calendar   Calendar   Calendar   Calendar   Calendar   Calendar
                                           Year 1990  Year 1991  Year 1992  Year 1993  Year 1994  Year 1995
-----------------------------------------------------------------------------------------------------------
Core Growth Equity Account Composite         8.43 %     38.69%      7.74%     10.82%     1.49 %           %

S&P 500 Index                               (3.20)%     30.45%      7.62%     10.05%     1.32 %           %
-----------------------------------------------------------------------------------------------------------
Mid-Cap Growth Equity Account Composite        --(1)       --         --         --     11.00 %           %

S&P Mid-Cap Index                              --          --         --         --     (3.58)%           %
-----------------------------------------------------------------------------------------------------------
Fixed-Income Account Composite               9.06 %     18.16%      9.07%     15.61%    (2.71)%           %

Lehman Brothers Government/Corporate         8.28 %     16.13%      7.58%     11.03%    (3.51)%           %
Index
-----------------------------------------------------------------------------------------------------------
Real Estate Securities Account(2)              --          --         --         --        --             %

National Association of Real Estate            --          --         --         --        --             %
Investment Trust ("NAREIT") Equity Index
===========================================================================================================



Following are graphs showing the performance of the four individually-managed account composites from their respective inception dates compared with the performance of recognized industry indices for the same periods. Rates of return are calculated using a time-weighted total rate of return with the periods linked to create the long-term rates of return. For each of the individually-managed accounts and composites, account valuations and cash flows occurred quarterly.


CORE GROWTH EQUITY ACCOUNT COMPOSITE


The following graph shows that $10,000 invested in an individually-managed account that achieved the performance of the Core Growth Equity account composite when the Investment Manager first began managing those accounts on January 1, 1990, would have grown to about $______ as of December 31, 1995. This is equivalent to a _____% return per year. By comparison, $10,000 invested at the same time in a portfolio of the securities comprising the S&P 500 Index (weighted as in that index) would have grown to about $______ for a rate of return of _____% per year. The S&P 500 Index is a selection of 500 common stocks, is unmanaged, and is regarded by some as a benchmark for the equity market in general.


            [CORE GROWTH EQUITY ACCOUNT COMPOSITE GRAPH APPEARS HERE]


---------------
(1)Periods with "--" are before the Investment Manager began managing the accounts in this composite.

(2)Inception of management of accounts in this composite was May 1, 1995. The return shown for the Index is for the period from May 1, through December 31, 1995. The percentage returns are not annualized.

MID-CAP GROWTH EQUITY ACCOUNT COMPOSITE


The following graph shows that $10,000 invested in an individually-managed account that achieved the performance of the Mid-Cap Growth Equity account composite when the Investment Manager first began managing those accounts on January 1, 1994 would have grown to about $______ as of December 31, 1995. This is equivalent to a _____% return per year. By comparison, $10,000 invested at the same time in a portfolio of the securities comprising the S&P Mid-Cap Index (weighted as in that index) would have grown to about $______ for a rate of return of _____% per year. The S&P Mid-Cap Index is a capitalization-weighted, unmanaged index of common stocks, which has a market capitalization of approximately $700 million.


          [MID-CAP GROWTH EQUITY ACCOUNT COMPOSITE GRAPH APPEARS HERE]

FIXED-INCOME ACCOUNT COMPOSITE


The following graph shows that $10,000 invested in an individually-managed account that achieved the performance of the Fixed-Income Account Composite when the Investment Manager first began managing those accounts on January 1, 1990 would have grown to about $______ as of December 31, 1995. This is equivalent to a _____% return per year. By comparison, $10,000 invested at the same time in a portfolio of the securities comprising the Lehman Brothers Government/Corporate Index (weighted as in that index) would have grown to about $______ for a rate of return of ____% per year. The Lehman Brothers Government/Corporate Index is an unmanaged index consisting of a mixture of both corporate and government bonds that are rated within the "investment grade" categories by Moody's Investor Services, Standard & Poor's Corporation or Fitch Investors Service.


               [FIXED-INCOME ACCOUNT COMPOSITE GRAPH APPEARS HERE]

REAL ESTATE SECURITIES ACCOUNT


The following graph shows that $10,000 invested in an individually-managed account that achieved the performance of the Real Estate Securities Account when Genesis Realty first began managing that account on May 1, 1995 would have grown to about $______ as of December 31, 1995. This is equivalent to a ____% return per year. By comparison, $10,000 invested at the same time in a portfolio of the securities comprising the NAREIT Equity Index (weighted as in that index) would have grown to about $[________] for a rate of return of ___% per year. The NAREIT Equity Index is a capitalization-weighted, unmanaged index consisting of common stocks of all tax-qualified REITs listed on the New York Stock Exchange, the American Stock Exchange, or Nasdaq.

               [REAL ESTATE SECURITIES ACCOUNT GRAPH APPEARS HERE]

The composite performance of individually-managed accounts is shown after reduction for investment management fees. For the Core Growth Equity Account Composite and the Mid-Cap Growth Equity Account Composite, those fees were assumed to be 1% per annum, for the Fixed- Income Account Composite, those fees were assumed to be 0.50% per annum, and for the Real Estate Securities Account , those fees were ___% per annum, in each case applied to the value of the accounts at the end of each quarter. These fees represent the Investment Manager's (or, as to the Real Estate Securities Account, Genesis Realty's) standard fees for accounts of these types, although some of the accounts may have paid lower fees. The industry indices are shown in the graphs for comparison purposes only. They are unmanaged indices that pay no management fees and incur no expenses. An individual cannot invest in an index.

Each Fund's performance may differ from the composite performance of individually-managed accounts due to differences in, among other things, availability of cash for new investments, timing of purchases and sales, overall expenses, brokerage commissions, and diversification of securities. It is possible that by using different methods to calculate performance, the results could differ from those given above. Investors should not rely on this performance data when deciding whether to invest in a particular Fund. Performance figures are based on historical earnings. Past performance of the individually-managed accounts and indices is no guarantee of future results for the Funds.


                                   MANAGEMENT


Overall responsibility for the management and supervision of the Trust and the Funds rests with the Trustees of Seneca Funds (the "Trustees"). GMG/Seneca's services under its Investment Management Agreement and Administrative Services Agreement with the Trust are subject to the direction of the Trustees.

The Funds' investment manager is GMG/Seneca , 909 Montgomery Street, San Francisco, California 94133. Under an Investment Management Agreement with the Trust, GMG/Seneca's duties to each Fund include: (1) supervising and managing the investments of that Fund and directing the purchase and sale of its investments; and (2) ensuring that investments follow the investment objective, strategies, and policies of that Fund and comply with government regulations.

GMG/Seneca has also entered into an Administrative Services Agreement with the Trust under which it performs, or arranges for the performance of, the following services, among others: (1) providing the Funds with administrative and clerical services; (2) overseeing the maintenance of the Funds' books and records by the Funds' custodian; (3) preparing the Funds' income tax returns; (4) registering the Funds' shares with those states and other jurisdictions where shares are offered or sold and arranging periodic updating of the Funds' prospectus; (5) initial preparation and filing of proxy materials and reports to Fund shareholders and the Securities and Exchange Commission ("SEC"); and (6) providing the Funds with adequate office space and all necessary office equipment to perform the foregoing services. GMG/Seneca has entered into an agreement with State Street Bank and Trust Company ("State Street"), 1776 Heritage Drive, North Quincy, Massachusetts 01701 , pursuant to which State Street will perform substantially all of those services.

For more information about the Investment Manager, its functions, and its affiliates, see "Investment Manager ."


                           THE SENECA FUNDS IN DETAIL

FUND OBJECTIVES, STRATEGIES AND POLICIES. The investment objectives, strategies, and policies of each Fund are described below. There can be no assurance that these objectives will be met. The "Investment Practices and Risk Considerations" section describes in greater detail some specific risks of the types of securities in which the Funds invest and practices in which the Funds may engage.

FUNDAMENTAL POLICIES. An investment policy that a Fund has adopted as "fundamental" may be changed only with the approval of a majority of shareholders. Most of the strategies and policies described below and described in the SAI are not fundamental. This means those strategies and policies can be changed by the Trustees without shareholder approval.


                SENECA GROWTH FUND AND SENECA MID-CAP GROWTH FUND


INVESTMENT OBJECTIVE: Capital appreciation; production of income will be incidental. The Seneca Growth Fund seeks appreciation greater than that of the S&P 500 Index and the Seneca Mid-Cap Growth Fund seeks appreciation greater than that of the S&P Mid-Cap Index.

INVESTMENT STRATEGIES AND POLICIES. Each of these Funds will invest primarily in common stocks of growth companies that meet certain fundamental standards and that the Investment Manager believes have the potential for above average market appreciation. These Funds will generally invest at least 65% of their assets in common stocks. The Seneca Growth Fund will have no limitations as to the market capitalizations of companies in which it invests, but will generally focus a portion of its portfolio on large, well-known companies, many with market capitalizations in excess of $5 billion, that have an established history of profitability and/or dividend payment. The Seneca Mid-Cap Growth Fund will generally invest at least 65% of its assets in companies with market capitalizations between $500 million and $5 billion, although it may at times have significant investments in companies with higher or lower market capitalizations. At times, both Funds may invest in some of the same securities.

In evaluating companies' potential for market appreciation, the Investment Manager seeks companies that, among other things, it believes will demonstrate greater long-term earnings growth than the average company included in, for the Seneca Growth Fund, the S&P 500 or, for the Seneca Mid-Cap Growth Fund, the S&P Mid-Cap Index. This approach is based on the belief that growth in a company's earnings will correlate with growth in the price of its stock. The Investment Manager will identify strong market sectors and then identify companies within those sectors that have the most attractive earnings prospects.

These Funds may also invest in preferred stocks, warrants, and debt instruments, including bonds convertible into common stocks. When the Investment Manager determines that market conditions warrant, the Funds may invest without limit in cash and cash equivalents for temporary defensive purposes, although this is not expected to occur routinely. These Funds may engage in hedging transactions using, among other things, options and futures contracts. See "Investment Practices and Risk Considerations--Options, Futures, and Other Derivatives."

These Funds may invest as much as 20% of their assets in foreign securities if those securities meet the same criteria for the Funds' investments in general. At times the Funds may have no foreign investments. Generally, the Funds' foreign investments will be made through American depositary receipts ("ADRs") or stocks of foreign issuers that are traded directly on U.S. securities exchanges or in the Nasdaq Stock Market.


To enable the Seneca Mid-Cap Growth Fund to invest effectively in companies with small- to medium-sized market capitalizations, the Trust currently does not expect to offer shares of that Fund to the public at any time when the net assets of the Fund exceed $500 million. This limit is subject to change.

As these Funds invest primarily in common stocks, their investments are subject to stock market price volatility. The Funds are intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in pursuit of long-term capital growth. Prices of securities issued by medium-capitalization companies are often more volatile than those of large, well-established companies, in part because of the relatively fewer shares available and the potential for developments in a smaller company's business to have a relatively greater impact on its earnings and revenues than developments in the business of larger companies. In addition, the risk of insolvency (with attendant losses to shareholders) is greater for smaller companies than for larger companies. As a result, because of its investment focus on companies with medium-capitalizations, the Seneca Mid-Cap Growth Fund's performance can be expected to be more volatile than that of the Seneca Growth Fund.


                                SENECA BOND FUND


INVESTMENT OBJECTIVE: High total return--both current income and capital appreciation. This Fund will seek to outperform the Lehman Brothers Government/Corporate Index.


INVESTMENT STRATEGIES AND POLICIES. This Fund will invest in a diversified portfolio of corporate bonds and other debt securities. It will normally maintain a dollar-weighted average maturity of between two and ten years, although maturities of individual securities may be significantly longer. The Fund will also generally seek to maintain a dollar-weighted average duration of between two and eight years. The Investment Manager will actively manage this Fund's portfolio, adjusting the weighted average portfolio maturity in response to expected changes in interest rates. During periods of rising interest rates, the Investment Manager may shorten the portfolio's average maturity to reduce the effect of bond price declines on the Fund's net asset value. Conversely, when interest rates are falling and bond prices are rising, the Fund may lengthen its average maturity. The Investment Manager will also consider bond performance in particular industry sectors and individual issue characteristics and may engage in opportunistic trading activities.


The Fund's investments may include securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, publicly-traded and privately-placed corporate securities, and municipal obligations. The Fund may also invest in mortgage-backed securities issued by various federal agencies and government-sponsored enterprises and in other mortgage-related or asset-backed securities. Investments in mortgage-related securities can be subject to the risk of early repayment of principal. For more information, see "Investment Practices and Risk Considerations--Mortgage-Backed and Asset-Backed Securities" and the SAI.


"Duration" will be an important criterion in selecting securities for this Fund. Duration is a measure of the expected life of a debt security that was developed as a more precise alternative to the concept of "term to maturity." Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (the "interest rate risk" or "volatility" of the security). But "term to maturity" measures only the time until a security provides its final payment, taking no account of the pattern of payments before maturity. Duration is a measure of the expected life of a debt security on a present-value basis, incorporating a bond's yield, coupon interest payments, final maturity, and call features into one measure. It takes the length of the time intervals between the present time and the time that interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future time. For any debt security with interest payments occurring before the payment of principal, duration is always less than maturity. In general, all other things being equal, the lower the stated or coupon rate of interest on a security, the longer the security's duration. Conversely, the higher the stated or coupon rate of interest, the shorter the duration.

There are situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating- and variable-rate securities often have final maturities of ten or more years. However, their interest rate exposure corresponds to the frequency of the coupon reset. And with mortgage pass-through securities, the stated final maturity is generally 30 years, but currently expected prepayment rates are more critical in determining the securities' interest rate exposure.

The Fund will normally invest at least 65% of its assets in investment-grade bonds (i.e., rated Baa or higher by Moody's Investors Service ("Moody's") or BBB or higher by Standard & Poor's Corporation ("S&P")), although it may invest to a lesser extent in securities rated as low as B by Moody's or S&P. The Fund may also invest in unrated securities of similar qualities, as determined by the Investment Manager.

In general, lower-rated bonds, which will be a lesser component of this Fund, offer higher returns than investment-grade bonds, but they also carry higher risks. These can include: a) a higher risk of insolvency, especially during economic downturns; b) a lower degree of liquidity; and c) greater price volatility. The Fund will not purchase below-investment-grade securities when the purchase would increase the Fund's holdings of such securities to more than 35% of the Portfolio's value. If the Fund owns a security that was "investment-grade" when the Fund acquired it but the security is downgraded by a ratings service, the Fund may or may not choose to sell the security. This depends on the Investment Manager's assessment of the issuer's prospects. See "General Information--Summary of Bond Ratings" for a description of bond ratings and "Investment Practices and Risk Considerations--Below- Investment-Grade Securities" for a discussion of some of the risks involved in investments in low- rated bonds.



The Fund may invest as much as 20% of its assets in securities of issuers organized in jurisdictions outside the United States if they meet the same criteria described above for the Fund's investments in general. At times the Fund may have no foreign investments. See "Investment Practices and Risk Considerations--Foreign Securities."

This Fund ordinarily will invest in common stock only as a result of conversion of bonds, exercise of warrants, or extraordinary business events.


                       SENECA REAL ESTATE SECURITIES FUND

INVESTMENT OBJECTIVE: High total return, both current income and long-term capital appreciation, through investments in real estate-related securities.


INVESTMENT STRATEGIES AND POLICIES. This Fund will generally invest at least 65% of its assets in equity or debt securities of issuers that are principally engaged in businesses in the United States real estate industry or in related businesses. An issuer will be considered "principally" engaged in such a business if at least 50% of the issuer's assets, gross income, or net income are attributable to ownership, construction, management, or sale of real estate located in the United States, or to products or services related to the real estate industry. Examples of issuers participating directly in the real estate industry include equity REITs (which own real estate directly), mortgage REITs (which make short-term construction or real estate development loans or invest in long-term mortgages or mortgage pools), other companies whose assets consist substantially of real property and interests in real property, real estate brokers and developers and companies that manage real estate. Issuers will not be considered to be participating in the real estate industry simply because they own significant amounts of real estate if such ownership is incidental to another business unrelated to real estate. Examples of issuers whose products or services are related to the real estate industry include manufacturers and distributors of building supplies and financial institutions that originate or service mortgage loans.

This Fund will generally focus on investments in common stocks but also may invest in debt securities of REITs and other real estate-related issuers, preferred stocks, convertible securities, warrants, and publicly-traded limited partnerships that invest in real estate. In addition, the Fund may invest up to 35% of its assets in equity and debt securities outside the real estate industry or related businesses. Investments in debt securities will be primarily limited to investment-grade securities, but the Fund may invest up to 35% of its assets in securities rated lower than BBB by S&P or Baa by Moody's and unrated debt securities that the Adviser considers to be of comparable quality. In general, lower-rated debt securities offer higher returns than investment- grade bonds but also carry higher risks. See "General Information--Summary of Bond Ratings" for a description of bond ratings and "Investment Practices and Risk Considerations--Below-Investment Grade Securities" for a discussion of some of the risks involved in investments in low-rated debt securities.

This Fund will be classified as a non-diversified investment company under the Investment Company Act of 1940 (the "1940 Act"), which means that it is not limited by that Act in the proportion of its assets it may invest in the securities of any single issuer. The Fund will, however, comply with diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. As a non-diversified investment company, the Fund may invest a greater proportion of its assets in the securities of a small number of issuers and, as a result, may be subject to a greater risk as to portfolio securities. If the Fund takes concentrated positions in a small number of issuers, its return may fluctuate more than that of a diversified company as a result of changes in the price of any of those securities.


This Fund will not make direct investments in real estate. However, because it may invest in debt securities of issuers primarily engaged in real estate ownership, it is possible that the Fund could become the direct owner of real estate as a result of a default on those securities. Rental income or income from the disposition of such assets could adversely affect the Fund's status as a regulated investment company for Federal income tax purposes. See "Income Tax Considerations."

                  INVESTMENT PRACTICES AND RISK CONSIDERATIONS


PORTFOLIO TURNOVER. The rate of portfolio turnover generally will not be important in investment decisionmaking for any of the Funds. Decisions to buy and sell securities will be based on the anticipated contribution of a security to achievement of a Fund's investment objectives. Sales can result from, for example, securities reaching a price objective, anticipated changes in interest rates, changes in the creditworthiness of issuers, or general financial or market developments. The Funds may sell one security and simultaneously buy another of comparable quality and may simultaneously buy and sell the same security to take advantage of short-term differences in bond yields. Funds may buy individual securities in anticipation of relatively short-term price gains. A Fund's liquidity needs may also necessitate sales. Because these factors generally are not tied to the length of time a security has been held, a significant number of short-term transactions may result.

The Funds cannot predict their turnover rates precisely, but, based on experience with the individually-managed accounts described above under the caption "Investment Manager's

Performance," it is estimated that annual turnover rates will generally be within the following ranges: 80%- 150% for the Seneca Growth Fund; 100%-200% for the Seneca Mid-Cap Growth Fund; 40%-100% for the Seneca Bond Fund; and 40% - 100% for the Seneca Real Estate Securities Fund. A 100% annual turnover rate would occur if all of a Fund's securities were replaced one time during a one year period.


While portfolio transactions will be necessary to achieve a Fund's investment objectives, a high level of turnover entails certain costs. The higher the turnover, the higher the overall brokerage commissions, dealer mark-ups and mark-downs, and other direct transaction costs. High turnover can also result in acceleration of the realization of gains, which may be short-term in nature and thus taxable to shareholders at ordinary rates.


Certain tax considerations can restrict a Fund's ability to sell securities in some circumstances when those securities have been held for less than three months. See "Income Tax Considerations" and the SAI.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the delivery date. If the seller is unable to make a timely repurchase, the Fund could experience delays in the receipt of expected proceeds, suffer a loss in principal or current interest, or incur costs in liquidating the collateral. The Trustees have established criteria to evaluate the creditworthiness of parties with whom the Funds may enter into repurchase agreements.


The securities underlying repurchase agreements are not subject to the average weighted maturity or duration restrictions otherwise applicable to the Seneca Bond Fund's investments. The Funds will limit repurchase agreements to securities issued by the United States Government, its agencies, and its instrumentalities.


REVERSE REPURCHASE AGREEMENTS ; BORROWING. Funds may enter into reverse repurchase agreements with selected banks, U.S. securities dealers and other financial institutions. In a reverse repurchase agreement, a Fund sells securities and simultaneously agrees to repurchase them at a price that reflects an agreed-upon rate of interest. Funds will use the proceeds of reverse repurchase agreements to make other investments that either mature or are subject to an agreement to resell at or before the date the reverse repurchase agreement expires. When a Fund enters into a reverse repurchase agreement, it will maintain a segregated account consisting of cash or high-quality liquid debt securities in an amount at least equal to its repurchase obligation under the agreement. Reverse repurchase agreements are a form of leverage that increases the opportunity for gain and the risk of loss for a given change in market value . There may also be a risk of delay in the recovery of the underlying securities if the counterparty experiences financial difficulties.

Each Fund may borrow money from banks and, to secure borrowings, may mortgage or pledge securities. A Fund's obligations under all borrowings, including reverse repurchase agreements, will not exceed one-third of the Fund's net assets. A Fund will not make any additional investments, other than through reverse repurchase agreements, while the level of borrowing exceeds 5% of the Fund's total assets. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off.

BELOW-INVESTMENT-GRADE SECURITIES. Each Fund may invest up to 35% of its net assets in debt securities that are rated below "investment grade" by S&P or Moody's, although a Fund will not invest in securities rated lower than B by S&P or Moody's or unrated securities whose quality the Investment Manager determines to be lower than those ratings. "Investment grade" refers to securities rated BBB or better by S&P or Baa or better by Moody's. Below-investment-grade securities generally pay higher current income but may be considered speculative because they present a greater risk that the issuer will not be able to make interest or principal payments on time. If this happens, a Fund would lose income and could expect a decline in the market value of the securities affected. Prices of such securities tend to react more to prevailing economic and industry conditions, issuers' unique financial situations, and the bonds' coupon rates than to small changes in prevailing interest rates. However, during an economic downturn or a period of rising interest rates, issuers of these securities, generally highly-leveraged companies, can have trouble making principal and interest payments, meeting projected business goals, and obtaining additional financing.

Each Fund may also invest in unrated debt securities. Unrated debt securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for an issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The Investment Manager will analyze the creditworthiness of the issuer of an unrated security, as well as any financial institution or other party responsible for payments on the security. Unrated debt securities will be included in Seneca Bond Fund's 35% limit on below-investment-grade debt unless the Investment Manager determines those securities to be the equivalent of investment-grade securities. See "General Information--Summary of Bond Ratings" and the SAI for a description of bond rating categories.

REITS AND OTHER REAL ESTATE-RELATED INVESTMENTS. The value of investments in issuers that hold real estate, particularly equity REITs, may be affected by changes in the values of real properties owned by the issuers, and the value of investments in mortgage REITs may also be affected by the quality of the credit they have extended. Investments in businesses related to the real estate industry may also be affected by changes in the value of real estate generally or in particular geographical areas in which the businesses operate primarily. Interest rates can be a significant factor both in real estate values and in related businesses. Increases in interest rates can cause or contribute to declines in real estate prices and can cause slowdowns in such related businesses as real estate sales and construction.

Investing in REITs, particularly equity REITS, may also involve risks similar to those associated with small-capitalization companies, in that their securities may trade less frequently and in a lower volume than those of larger-capitalization companies and may be subject to abrupt and large price movements. At times, the market price of a REIT's securities may be less than the value of its investments in real estate. REITs often are not diversified and are therefore subject to the risk of financing a limited number of projects or properties. REITs depend on the skills of their management and are often heavily dependent on cash flow from properties. Mortgage REITs are subject to risks of default by borrowers. Some REITs are "self-liquidating" -- i.e., their existence is limited to a specific term--and present the risk of liquidating at a time that is not economically opportune for their investors. REITs also run the risks of failing to qualify for special tax treatment under the Code and of maintaining exemptions under the 1940 Act.

DELAYED DELIVERY TRANSACTIONS. Funds may sometimes purchase or sell securities on a when- issued or forward commitment basis. In such "delayed delivery" transactions, the price of securities is established at the time the commitment to purchase or sell is made. Delivery of and payment for these securities typically occur up to 90 days after the commitment is made. The market price of a security at the time of delivery may be higher or lower than the price contracted for, and there is some risk the transaction may not be consummated. When a Fund makes a commitment to buy securities on a forward commitment or when-issued basis, it will maintain a segregated account consisting of cash or high-quality liquid debt securities in an amount at least equal to the commitments.

SHORT SALES. A Fund may sell securities that it owns or has the right to acquire at no additional cost but does not intend to deliver to the buyer , a practice known as selling short "against the box." These transactions allow a Fund to hedge against price fluctuations by locking in a sale price for securities the Fund does not wish to sell immediately , for example, to postpone recognition of a gain or loss for federal income tax purposes or satisfy certain tests applicable to regulated investment companies under the Code. Subject to restrictions imposed by state law, a Fund may also sell securities that it does not own or have the right to acquire . When a Fund does so, it will maintain with its custodian in a segregated account cash or high-quality liquid debt securities in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker in connection with the short sale (not including the proceeds of the short sale). It is currently expected that a Fund will not sell securities short if, as a result, the total amount of all "open" short positions would exceed one-third of the value of the Fund. This limitation may be changed at any time.


ILLIQUID SECURITIES. A Fund may invest up to 15% of its net assets in illiquid securities -- securities that may not be sold within seven days at approximately the price used in determining the Fund's net asset value. Securities may be illiquid when they are held subject to legal or contractual restrictions on resale, usually because they have not been registered for sale to the general public ("restricted securities"), or when there is a limited market for them. Repurchase agreements that mature in more than seven days are considered illiquid securities.


Certain restricted securities that may be resold to institutional investors pursuant to Rule 144A under the Federal Securities Act of 1933 may not be considered illiquid if a sufficient dealer or institutional trading market exists for them. The Investment Manager will determine whether such a market exists as to Rule 144A securities, and whether such securities must be considered illiquid, under guidelines approved by the Trustees. Institutional trading markets for Rule 144A securities are relatively new. Liquidity of the Funds' investments could be impaired if trading markets for these securities do not develop further or decline.

FOREIGN SECURITIES. Each Fund may invest in securities, including U.S. dollar-or foreign currency-denominated debt securities, of foreign issuers. Foreign equity investments are generally limited to securities traded on U.S. exchanges or in the Nasdaq Stock Market and ADRs evidencing ownership of foreign securities. ADR's are dollar-denominated and are issued by domestic banks or securities firms and traded in the U.S.


Securities of foreign issuers involve different, and sometimes greater, risks than securities of U.S. issuers. These include an increased risk of adverse political and economic developments, and, as to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of the funds or other assets of a Fund.

Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments. Because the Funds, particularly the Seneca Bond Fund, may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Many of these activities constitute "derivatives" transactions. See "Options, Futures, and Other Derivatives."


LENDING SECURITIES. As a way to earn additional income, each of the Funds may lend its portfolio securities to WP persons not affiliated with the Funds. Such loans must be secured by cash collateral or by irrevocable letters of credit maintained on a current basis in an amount at least equal to the market value of the securities lent. Under the terms of these loans, a Fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities lent and interest on the investment of the collateral and must have the right to call the loan and obtain the securities lent at any time on five trading days' notice. This includes the right to call the loan to enable the Fund to exercise its voting rights. Such loans may not exceed one-third of the lending Fund's net assets at market value. This percentage limitation constitutes a "fundamental" policy that can be changed only by a vote of a majority of shareholders. Lending securities to broker-dealers and institutions could result in a loss or a delay in recovering the Fund's securities.



OPTIONS, FUTURES, SWAPS AND OTHER DERIVATIVES. The Funds may buy and write call and put options on securities, securities indices, and foreign currencies, and may enter into futures contracts and use options on futures contracts. The Funds may also enter into swap agreements relating to interest rates, foreign currencies, and securities indices and forward foreign currency contracts. All of these may be referred to as "derivatives" transactions. The Funds may use these techniques to hedge against changes in interest rates, foreign currency exchange rates, changes in securities prices or other factors affecting the value of their investments, or as part of their overall investment strategies. Each Fund will maintain segregated accounts consisting of liquid assets, such as cash, U.S. Government securities, or other high-grade debt securities (or, as permitted by applicable regulations, enter into certain offsetting positions to cover its obligations under derivatives transactions) to avoid "leveraging" the Fund.



Gains and losses on "derivatives" transactions depend on the Investment Manager's ability to predict correctly the direction of interests rates, securities prices, currency exchange rates, or other factors. Risks in the use of these derivatives include: a) the risk that interest rates, securities prices, or currency exchange rates or other factors affecting the value of the Fund's investments do not move in the directions being hedged against, in which case the Fund will have incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefit; b) imperfect correlation between the price of derivatives and the movements of the securities prices, interest rates or currency exchange rates being hedged; c) the possible absence of a liquid secondary market for any particular derivative at any time;
d) the potential loss if the WP to the transaction does not perform as promised; and e) the possible need to defer closing out certain positions to avoid adverse tax consequences. In particular, the risk of loss from certain types of futures transactions is potentially unlimited. More information on derivatives is contained in the SAI.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Each Fund may invest in mortgage-backed and asset-backed securities. The Seneca Bond Fund and the Seneca Real Estate Securities Fund are more likely to invest in such securities than the other Funds. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. They include pass-through instruments, representing an undivided interest in a pool of mortgages, in which the holder receives a share of all interest and principal payments from the mortgages in the pool. For many of these securities, the U.S. government, the issuing agency, or a private entity guarantees payment of interest and principal or provides other forms of credit enhancement. Some mortgage pass-through securities entitle the holders to all or a substantial portion of the interest payments on a pool of mortgage assets ("Interest Only" securities, or "IOs") while others entitle the holders to all or a substantial portion of the principal payments ("Principal Only" securities or "POs"). Mortgage-backed securities also include collateralized mortgage obligations ("CMOs"), a term that generally includes debt instruments collateralized by mortgage loans or mortgage pass-through securities and multi-class pass-through securities. CMO's are generally issued in classes, each representing an obligation with a stated maturity or final distribution date and a specific fixed or floating coupon rate. Payments of principal and interest on the underlying mortgage assets may be allocated among the classes in various ways, resulting in differing predictability of cash flows among the classes. Other asset- backed securities apply techniques similar to those used in mortgage-backed securities to base obligations on financial assets other than mortgages, including automobile receivables, credit card receivables, loans to finance boats, recreational vehicles, and mobile homes, computer, copier, railcar, and medical equipment leases, and trade, healthcare, and franchise receivables.

Part of the cash flow of mortgage-backed or other asset-backed securities may be from the early payoff of some of the underlying loans. The specific amount and timing of such prepayments are difficult to predict, creating "prepayment risk." For mortgage-related securities, prepayments are likely to increase during periods of declining long-term interest rates because borrowers tend to refinance when interest rates drop. In the event of very high prepayments, a Fund may be required to invest these proceeds at a lower interest rate, causing the Fund to earn less than if the prepayments had not occurred. Prepayments are likely to decrease during periods of rising interest rates, causing the expected average life of mortgage-related securities to become longer. This variability of prepayments will tend to limit price gains when interest rates drop and to exaggerate price declines when interest rates rise. In general, the obligations supporting other asset-backed securities are of shorter maturities than mortgage loans and are less likely to experience substantial prepayments. However, the risks relating to default may be greater.



The Investment Manager expects additional assets will be "securitized" in the future. A Fund may invest in any such instruments or variations on them to the extent consistent with the Fund's investment objectives and policies.

STRUCTURED SECURITIES. The Funds may invest in debt securities, preferred stock, or convertible securities, the principal amount, redemption terms, or conversion terms of which are related to a specified securities or other index, the market prices of specified securities, commodities, or other assets, or specified foreign currency exchange rates. These securities are sometimes referred to as "structured notes," "structured securities," or "asset-based" securities. A Fund's investments in these securities will be subject to the limits as to quality that are applicable to debt securities generally. If a structured security is backed by a bank letter of credit or other credit enhancement, a Fund may take the enhancement into account in assessing the quality of the security. The prices of structured securities have historically been subject to high volatility and their interest or dividend rates may at times be substantially below prevailing market rates.



ZERO COUPON BONDS. Each Fund may invest in zero coupon bonds and strips. The Seneca Bond Fund is more likely to invest in such securities than the other Funds. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a discount from face value. A single lump sum that represents both principal and interest is paid at maturity. Strips are debt securities whose interest coupons are taken out and traded separately after the securities are issued, but otherwise are comparable to zero coupon bonds. The market value of zero coupon bonds and strips generally is more sensitive to interest rate fluctuations than interest-paying securities of comparable term and quality.

VARIABLE RATE, FLOATING RATE, OR VARIABLE AMOUNT SECURITIES. Each Fund may invest in variable rate, floating rate, or variable amount securities. These are generally short-term unsecured obligations of private issuers. They are generally interest-bearing notes on which the interest rate fluctuates on a scheduled basis.

INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each Fund may invest up to 10% of its total assets in the shares of other investment companies, but only up to 5% of its assets in any one other investment company. In addition, a Fund may not purchase more than 3% of the securities of any one investment company. Investments in other investment companies involve investment management, distribution, and other fees and expenses paid by such investment companies. These will be in addition to the fees and expenses the Funds incur directly in connection with their operations. The Funds may invest cash balances in money market mutual funds.



Notwithstanding these limitations, the Funds reserve the right to convert to a "master/feeder" structure at a future date. Under such a structure, one or more "feeder" funds, such as the Funds, invest all of their assets in a "master" fund, which, in turn, invests directly in a portfolio of securities. If required by applicable law, the Funds will seek shareholder approval before converting to a master/feeder structure. If the requisite regulatory authorities determine that such approval is not required, shareholders will be deemed, by purchasing shares, to have consented to such a conversion and no further shareholder approval will be sought. Such a conversion is expressly permitted under the investment objective and fundamental policies of each Fund.



DIVERSIFICATION. Diversifying a Fund's investment portfolio can reduce the risks of investing. With the exception of the Seneca Real Estate Securities Fund, as to 75% of its assets no Fund will make an investment that would result in more than 5% of its total assets being invested in any one issuer or in the Fund owning more than 10% of the outstanding voting securities of any issuer, in each case excluding certain government securities, cash and certain other assets. In addition, with the exception of Seneca Real Estate Securities Fund, no Fund will invest more than 25% of its assets in any one industry. The Seneca Real Estate Securities Fund will generally invest at least 65% of its assets in securities of issuers that are principally engaged in businesses in the U.S. real estate industry or related businesses. See "The Seneca Funds in Detail--Seneca Real Estate Securities Fund."


                               PURCHASE OF SHARES


Each Fund offers two classes of shares: "Institutional Shares" and "Administrative Shares." Institutional Shares are offered directly by the Distributor to institutional investors such as pensions and profit sharing plans, other employee benefit trusts, endowments, foundations, and corporations. Administrative Shares are offered primarily to participant-directed employee benefit plans and to investors purchasing through accounts maintained with broker-dealers and other financial service companies.


No sales charges are assessed upon the sale of either class of shares, although shares may be purchased through certain financial intermediaries, such as broker-dealers, that charge their customers transaction or other fees relating to customers' investments in the Funds. Sales are all at the respective net asset value of the shares for the particular class.


Genesis Merchant Group Securities, L.P. ("GMG Securities") is the principal underwriter for the Funds' Shares. Seneca Distributors, LLC ("Seneca Distributors") has entered into a Distribution Agreement with the Trust pursuant to which, upon becoming fully registered as a broker-dealer under applicable laws, it will also serve as a principal underwriter. It is expected that GMG Securities will terminate its agreement with the Trust shortly thereafter and Seneca Distributors will become the sole principal underwriter. In this prospectus, the term "Distributor" refers to the current principal underwriter(s) for the Funds. GMG Securities and Seneca Distributors are both located at 909 Montgomery Street, San Francisco, CA 94133.

MINIMUM INVESTMENT IN THE FUNDS



Except for purchases of Administrative Shares through certain pension or retirement plans or accounts, the minimum initial investment for Administrative Shares and Institutional Shares is currently $10,000 and $100,000, respectively. The minimum initial investment for Administrative Shares through pension or retirement plans or accounts, including 401(k) plans, 403(b) plans, 457 plans, governmental plans, tax-sheltered annuity plans and individual retirement accounts ("Retirement Accounts") is currently $1,000. Certain other exceptions to these minimum requirements may apply.

OPENING AN ACCOUNT

To open an account, an investor should (i) complete the attached Client Registration Application and send it, together with payment for the amount to be invested, to Seneca Funds, c/o Investors Fiduciary Trust Company at 127 West 10th Street, Kansas City, Missouri 64105, or (ii) contact his or her employee benefit plan administrator or broker or other financial services provider. Payments may be made by check or money order or by electronic transfer or wiring of funds to Seneca Funds, c/o Investors Fiduciary Trust Company (the "Transfer Agent"). See "How to Purchase Shares." Investors may call the Transfer Agent at 1-800-xxx-xxxx with questions concerning opening an account. See "How to Purchase Shares."



HOW TO PURCHASE SHARES

Investors who are not buying shares through an account with a broker-dealer or other financial service company may purchase shares in the following ways:

         BY MAIL. Fill out a Client Registration Application (for a new account) or fill out the investment coupon from a previous confirmation statement (for an existing account), and mail it, together with a check or money order payable to Investors Fiduciary Trust Company, to Seneca Funds, c/o Investors Fiduciary Trust Company at 127 West 10th Street, Kansas City, Missouri 64105. Checks should be bank or certified checks. The Trust, at its option, may accept a check that is not a bank or certified check. There are restrictions on the redemption of shares purchased by check for which the funds are being collected. See "Redemption of Shares."



         BY ELECTRONIC OR WIRE TRANSFER. Investors may also make initial or subsequent investments by electronic transfer of funds or wire transfer of Federal funds to Seneca Funds, c/o Investors Fiduciary Trust Company. Before transferring or wiring funds, an investor must first telephone the Trust at
(800) XXX-YYYY for instructions . On the telephone, the following information will be requested: name of authorized person; shareholder account number (if you have one); name of Fund and share class; amount being transferred or wired; and transferring or wiring bank name.



         BY TELEPHONE. If an investor elects the telephone purchasing service on the Client Registration Application (or subsequently in writing), the investor may authorize electronic withdrawals from his or her bank account over the telephone. The Transfer Agent may employ additional reasonable procedures to confirm that such instructions are genuine, possibly including recording telephone calls requesting purchases and/or verifying authorization and requiring some form of personal identification. A Fund and the Transfer Agent may be liable for losses due to unauthorized or fraudulent instructions only if reasonable procedures are not followed. Otherwise, neither the Trust nor its Transfer Agent will be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone purchasing service, they may be giving up a measure of security that they might have if they were to purchase their shares by means of written instructions. Furthermore, interruptions in telephone service may mean that a shareholder will be unable to effect a purchase by telephone when desired.

         AUTOMATIC INVESTMENT PLAN. Additional purchases of Administrative Shares may be made automatically by electing this service on the Client Registration Application and providing bank account and certain other information. This will authorize the Fund and the Transfer Agent to make regular, automatic withdrawals from the shareholder's bank account. Periodic investments must be at least $100 for each Fund in which the shareholder is automatically investing. A shareholder may change the date or amount of the monthly investment, or terminate the Automatic Investment Plan, at any time by notifying the Transfer Agent in writing or by telephone. The Transfer Agent must receive the request at least 10 business days before the change is to become effective. A shareholder may also be able to have investments automatically deducted from his or her: (1) paycheck at work; (2) savings account; or (3) choice of other sources. Call the Transfer Agent at 1-800-xxx-xxxx for more information.



All purchase orders are effected at the net asset value for the relevant class next determined after receipt of the purchase order. A purchase order received prior to the close of business (4:00 p.m., Eastern Time) on a day the Trust is open for business will be effected at that business day's net asset value. An order received after the close of business will be effected at the net asset value determined on the next business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.


ADDITIONAL INVESTMENTS


Additional investments may be made at any time at the net asset value for the relevant class by following the procedures described above. See "How to Purchase Shares." The minimum additional investment for Institutional Shares generally is $10,000. The minimum additional investment for Administrative Shares generally is $1,000; for participants in Retirement Accounts, the minimum additional investment is $250. See "Minimum Investment In Funds."


OTHER PURCHASE INFORMATION

Purchases of a Fund's shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will generally not be issued.

The Trust reserves the right, in its sole discretion, to suspend the offering of shares of either class of any Fund or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Trust; to waive the minimum initial investment for certain investors; and to redeem shares if information provided in the Client Registration Application proves to be incorrect in any material manner (e.g., in a manner such as to render the shareholder ineligible to purchase shares).

Shares of the Trust may not be qualified or registered for sale in all states. Prospective investors should inquire as to whether shares of a particular Fund are available for offer and sale in their state of residence. Shares may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Investors may, subject to the approval of the Trust, purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with such Fund's investment policies and restrictions) and that have a value that is readily ascertainable. The transactions will be effected only if the Investment Manager intends to retain the securities in the Fund as an investment. Assets so purchased by a Fund will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.


RETIREMENT ACCOUNTS

Investors may establish an Individual Retirement Account (IRA), Simplified Employee Plan (SEP), or certain other types of retirement plan with the Distributor. Contributions to an IRA, SEP or other type of retirement plan may be deductible from an investor's taxable income, depending on his or her personal tax situation. An investor receiving a distribution from his or her pension plan or wishing to transfer his or her IRA or other tax-deferred retirement account from another financial institution, will continue to get tax-deferred growth by transferring these accounts to the Distributor. Please call 1-800-XXXX-XXX for additional information.


                              REDEMPTION OF SHARES


Each Fund will redeem its shares at the net asset value for the relevant class next determined following receipt of a redemption request. Redemptions may be made by mail or, if elected on the Trust's Client Registration Application (or subsequently in writing), by telephone. Although no charge is generally made for redemptions, when shares have been held for fewer than 90 days, a fee of 1% of the amount redeemed will be assessed on an average price basis. This amount will be retained by the appropriate Fund and is intended to protect long-term shareholders from the expenses involved in frequent purchases and redemptions by short-term investors. Shares may be worth more or less upon redemption than their purchase price, generally, depending on the market value of the investment securities held by the particular Fund at the time of redemption.


REDEMPTIONS BY MAIL

Shares may be redeemed by submitting a written request to Seneca Funds, c/o Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, stating the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

REDEMPTIONS BY TELEPHONE OR OTHER WIRE COMMUNICATIONS


A shareholder may authorize the Trust to effect redemptions or exchanges between Funds (see "Other Redemption Information" and "Exchange Privilege") on telephonic or other electronic instructions. This may be done either through the Client Registration Application or with a subsequent written authorization, a form of which may be obtained from the Transfer Agent. Once the shareholder has given such authorization, he or she may redeem shares by calling the Trust at (800) XXX-YYYY, by sending a facsimile to Seneca Funds, c/o Investors Fiduciary Trust Company, at (AAA) XXX-YYYY or by other means of wire communication. Investors must state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed and the account number.

In electing telephone or other electronic redemption privileges, the investor authorizes the Transfer Agent to act on instructions from any person representing himself to be the investor and reasonably believed by the Transfer Agent to be genuine. The Transfer Agent provides written confirmation of transactions initiated electronically as a procedure designed to confirm that such instructions are genuine. The Transfer Agent may employ additional reasonable procedures to confirm that such instructions are genuine, possibly including recording telephone calls requesting redemptions and/or verifying authorization and requiring some form of personal identification. A Fund and the Transfer Agent may be liable for losses due to unauthorized or fraudulent instructions only if reasonable procedures are not followed. Otherwise, neither the Trust nor its Transfer Agent will be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in telephone service may mean that a shareholder will be unable to effect a redemption by telephone when desired. All redemptions, whether initiated by letter , by telephone, or by other electronic means, will be processed in a timely manner and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed under the heading "Other Redemption Information."


OTHER REDEMPTION INFORMATION


Payment of the redemption price will ordinarily be wired to the investor's bank three business days after the tender request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The cost of such wire transfers will be borne by the shareholder. The Trust may suspend the right of redemption as to any Fund or postpone the payment date at time when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws. If the shares being redeemed were purchased by check, payment may be delayed pending verification that the check used to purchase such shares has been honored. Any such delay may be avoided if shares are purchased by means of certified or bank check or electronic transfer or wire transfer of Federal funds.

For shareholder protection, a request to change information contained in a shareholder's account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trust and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organizations.

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right unilaterally to redeem shares in any account (other than in Retirement Accounts) for their then-current value (which will be promptly paid to the investor) if at any time, due to redemptions by the investor, the shares in the account do not have a value of at least $10,000. A shareholder will receive advance notice of such an involuntary redemption and will be given at least 30 days to bring the value of his or her account up to at least $10,000.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Although it is highly unlikely that shares would ever be redeemed in kind, if they are, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.


EXCHANGE PRIVILEGE


Shares of a Fund may be exchanged for shares of the same class of any other Fund based on the respective net asset values of the shares involved. Exchanges may be made only as to Funds registered in the state of residence of the investor or where an exemption from registration is available. An exchange order is treated the same as a redemption followed by a purchase and may result in a capital gain or loss for tax purposes, and special rules may apply in computing tax basis when determining gain or loss. See "Income Tax Considerations" and "Dividends, Distributions and Tax Status" in the SAI. An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the telephone redemption option has been elected, by calling the Trust at (800) XXX-YYYY.


                             PORTFOLIO TRANSACTIONS


Pursuant to the Investment Management Agreement, the Investment Manager places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting such purchases and sales , the Investment Manager will seek the best price and execution of the Funds' orders. Commission rates are a component of the Investment Manager's analysis of price. Factors the Investment Manager will consider in evaluating execution quality include the ability of a broker or dealer to effect the transaction, the broker's or dealer's clearance and settlement facilities and capabilities, its reliability and financial stability, a dealer's willingness to commit capital, the size of the transaction, and the market for the security involved.


Many securities, both debt and equity, are traded primarily in the over-the-counter market. For transactions traded in that market, dealers generally act as principal rather than as agent and receive a markup or markdown on the transaction price rather than a commission. The Funds intend to deal with primary market makers for securities traded in the over-the-counter markets except where more favorable execution and price can be obtained elsewhere. Funds may also purchase securities directly from issuers or from underwriters or dealers as part of an offering of securities. Purchases from dealers and underwriters in such offerings will include a discount or concession granted by the issuer to the underwriter.

In selecting brokers and dealers, the Investment Manager will consider not only the factors described above relating to price and execution quality, but also the value of research services and products provided to the Investment Manager. As a result, a Fund may pay higher commission rates to such brokers than the lowest available when the Investment Manager believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. The Investment Manager also may consider sales of shares of the Trust as a factor in selection of broker-dealers to execute portfolio transactions of the Trust. In addition, the Trust may direct the Investment Manager, subject to obtaining best execution, to execute a portion of one or more Fund's portfolio transactions through certain broker-dealers in exchange for the broker-dealers' agreement to satisfy or pay obligations that the Fund has incurred for, among other things, custodial, accounting, or transfer agency services. These practices could result in a Fund paying higher aggregate transaction costs than would otherwise be the case.



Subject to the foregoing considerations of price and execution, the Funds may use GMG Securities in connection with portfolio transactions in exchange-traded securities. GMG Securities is a member of the American Stock Exchange and the National Association of Securities Dealers, Inc. The ownership of GMG Securities overlaps significantly with the ownership of the Investment Manager and GMG Securities should be considered an affiliated person of the Investment Manager.

GMG Securities will receive brokerage commissions from the Funds, limited to "usual and customary broker's commissions," as contemplated by the 1940 Act, and subject to GMG Securities being able to provide execution at least as favorable as that provided by other qualified brokers. The Trustees have developed procedures to ensure that the commissions paid to GMG Securities are limited to "usual and customary broker's commissions" as contemplated in the 1940 Act. On a quarterly basis, the Trustees will review the securities transactions of each Fund effected by GMG Securities to assure their compliance with those procedures.


Some securities considered for investment by the Funds may also be appropriate for other clients served by the Investment Manager, including accounts in which the Investment Manager or persons associated with the Investment Manager are investors, such as investment partnerships of which the Investment Manager or such associated persons is the general partner. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients served by the Investment Manager is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Investment Manager.

                                NET ASSET VALUE


The net asset value per share of each class of each Fund will be determined as of the regular close of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) by dividing the total market value of a Fund's portfolio investments and other assets attributable to that class, less that class' proportionate share of the Fund's liabilities that are not attributable to a particular class and any liabilities attributable to that class, by the number of total outstanding shares of that class. Net asset value will not be determined on days on which the New York Stock Exchange is closed.



Portfolio securities and other assets for which market quotations are readily available will be stated at market value. Market value will be determined on the basis of last reported sales prices, or if no sales are reported, at the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of 60 days of less), will normally be valued on the basis of quotes obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Quotations of foreign securities in foreign currency will be converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Short-term investments having a maturity of 60 days or less will be valued at amortized cost, when the Trustees determine that amortized cost is their fair market value. Certain debt securities for which daily market quotations are not available may be valued, pursuant to guidelines established by the Trustees, with reference to fixed income securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, other securities for which market quotations are not readily available will be valued at fair value as determined in good faith by, or at the direction of, the Trustees.


                          DIVIDENDS AND CAPITAL GAINS


The Funds will distribute substantially all of their net investment income in the form of dividends to shareholders. The following table shows how often each Fund expects to pay dividends.


FUND                                                               DIVIDEND PAID
--------------------------------------------------------------------------------
Seneca Growth Fund                                                 Annually
--------------------------------------------------------------------------------
Seneca Mid-Cap Growth Fund                                         Annually
--------------------------------------------------------------------------------
Seneca Bond Fund                                                   Monthly
--------------------------------------------------------------------------------
Seneca Real Estate Securities Fund                                 Quarterly
================================================================================

Each of the Funds will distribute net capital gains, if any, annually.

Shareholders may select from among the following distribution options:

REINVESTED                        Have all dividends and capital gains
                                  distributions reinvested in additional shares of the same or any other Fund. If a shareholder does not choose one of the other options, this option will be selected automatically.

CASH AND REINVESTED               Have either dividends or capital gains paid in
                                  cash and the other reinvested in additional shares in the same or any other Fund; or

ALL                               CASH Have dividends and capital gains
                                  distributions paid in cash.

Each Fund will make distributions on a per share basis to the shareholders of record as of the distribution date of that Fund, regardless of how long the shares have been held. That means if an investor buys shares just before or on a record date, he or she will pay the full price for the shares and then may receive a portion of the price back as a taxable distribution.

                           INCOME TAX CONSIDERATIONS


FEDERAL TAXES. For each taxable year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Code. Qualifying regulated investment companies distributing substantially all of their ordinary income and capital gains are not subject to federal income or excise tax on any net investment income and net realized capital gains distributed to shareholders. However, the shareholders are subject to tax on these distributions.


Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss, and original issue discount or certain market discount income will be taxable to shareholders as ordinary income. Distributions paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. A portion of the dividends paid to corporate shareholders may qualify for the corporate dividends-received deduction to the extent the Fund earns qualifying dividends. Each Fund will notify shareholders after each calendar year of the amount and character of distributions they received from that Fund for federal tax purposes.


For IRAs and pension plans, dividends and capital gains will be reinvested and not taxed until the beneficiary receives a qualified distribution from the IRA or pension plan.

Shareholders should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution. They will be taxed when they receive the distribution even though the distribution represents a return of a portion of the purchase price.


Redemptions and exchanges of shares are taxable events that may represent a gain or a loss for the shareholder.


Individuals and certain other types of shareholders may be subject to backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules. They may be subject to nonresident alien withholding on amounts considered ordinary dividends from the Fund.


New investors must certify that their social security or taxpayer identification numbers are correct. They must also certify that they are not subject to backup withholding for failure to report income to the Internal Revenue Service.

OTHER TAXES. In addition to federal taxes, investors may be subject to state and local taxes on payments received from a Fund. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by a Fund that come from direct obligations of the U.S. Treasury and certain agencies may be exempt from state and local taxes. Investors should consult their tax advisers regarding specific questions as to federal, state and local taxes.

                      INVESTMENT MANAGER AND ADMINISTRATOR


As Investment Manager , GMG/Seneca is responsible for making investment decisions for the Funds and for selecting brokers and dealers to execute transactions for each Fund. GMG/Seneca has been an investment adviser since 1989, managing equity and fixed-income securities portfolios primarily for institutions and individuals. Gail P. Seneca and Genesis Merchant Group, L.P. are the managing general partners of GMG/Seneca. Gail P. Seneca, William K. Weinstein and Philip C. Stapleton are the general partners of Genesis Merchant Group, L.P. GMG/Seneca plans to reorganize from a limited partnership to a limited liability company, effective in mid-1996, and the Funds will enter into a new Investment Management Agreement with the resulting limited liability company at that time. The material terms of the Investment Management Agreement will remain unchanged. The limited liability company will be owned by Ms. Seneca, the existing limited partners of GMG/Seneca, the existing partners of Genesis Merchant Group, L.P., and certain employees of GMG/Seneca. Under the limited liability company's "operating agreement," Ms. Seneca will be the sole "manager" of GMG/Seneca after the reorganization.

Investment and trading decisions for each Fund will be made by a team of managers and analysts headed by two team leaders. The team leaders for each Fund will be primarily responsible for the day-to-day decisions related to that Fund. The team leader of any one Fund may be on another Fund team.







GAIL P. SENECA is a team leader for each of the Funds. From October 1987 until October 1989, she was Senior Vice President of the Asset Management Division of Wells Fargo Bank and from October 1983 to September 1987, she was chief investment strategist for Chase Lincoln Bank.



RICHARD D. LITTLE is the other team leader for the Seneca Growth Fund and the Seneca Mid-Cap Growth Fund. Mr. Little has been with GMG/Seneca since December 1989. He is a general partner and director of Equities. Before he joined GMG/Seneca, Mr. Little held positions as an analyst, board member, and regional manager with Smith Barney, NatWest Securities, and Montgomery Securities.

CHARLES B. DICKE is the other team leader for the Seneca Bond Fund. He has been a Fixed-Income Portfolio Manager with GMG/Seneca since _______. Before joining GMG/Seneca, he was a Vice President with Lehman Brothers, serving as a Product Manager for Government agency securities and a strategist on fixed-income portfolios.

DAVID SHAPIRO is the other leader for the Seneca Real Estate Securities Fund. He has been a Portfolio Manager with GMG/Seneca since 1996. Before joining GMG/Seneca, he was ______________ with Genesis Realty since _______________, 1995. Prior to that, he was a director of The ADCO Group from ____ to ____, with responsibility for overseeing its West Coast Equity Investment division. From ___ to ___, he was a director of Riverbank Financial Group, with responsibility for a variety of development projects, including Cathedral Hill Tower, Convention Plaza, and the Plaza Athletic Clubs, and rehabilitation of the San Francisco Mart and the Santa Barbara Resort Hotel.



MANAGEMENT FEE. For its services to the Funds, the Investment Manager will receive a Management Fee based on an annual percentage of the average daily net assets of each Fund. It is accrued daily, and paid monthly. The annual fee percentages are 0.70% for the Seneca Growth Fund, 0.80% for the Seneca Mid-Cap Growth Fund, 0.50% for the Seneca Bond Fund, and 0.85% for the Seneca Real Estate Securities Fund. The Investment Manager's approach to locating attractive investments in medium-capitalization companies, evaluating and monitoring them, and effecting transactions in such securities requires more effort and resources than traditional management of large-capitalization equity portfolios and bond portfolios, as does the specialized nature of investing in real estate and real estate-related securities. Accordingly, the management fees for the Seneca Mid-Cap Growth Fund and the Seneca Real Estate Securities Fund are higher than the management fees paid by most other mutual funds that do not pursue these types of investment programs. The Investment Manager will reduce the Management Fee each Fund must pay if the fee exceeds any state-imposed expense limitations , excluding permissible items, such as brokerage commissions, Rule 12b-1 payments, interest, taxes and litigation expenses. The Investment Manager may waive some or all of these fees from time to time at its discretion, and may reimburse a Fund for a portion of the Fund's expenses. These practices will increase a Fund's return and will be intended to make the Fund more competitive. The Investment Manager expects to effect such waivers and reimbursements to the extent necessary to prevent the Funds' overall expenses from exceeding the levels in the expense table set forth elsewhere in this Prospectus through September 30, 1996. Thereafter, any such waivers or reimbursements the Investment Manager may provide may be terminated at any time.

ADMINISTRATIVE SERVICES. Pursuant to an Administrative Services Agreement, GMG/Seneca is responsible for the day-to-day administrative functions of the Trust . GMG/Seneca has entered into an agreement with State Street pursuant to which State Street performs most of those functions. Among other things, State Street provides the Trust and each Fund with clerical, data processing, and other, similar services and support; handles the registration of the Funds' shares under the securities laws of those states and other jurisdictions where the shares are offered; assists in the preparation of SEC registration materials, periodic reports, and proxy materials; and provides bookkeeping and accounting services, including maintaining the accounts, books and records that are required under applicable laws. For these services, the Administrative class of each Fund pays GMG/Seneca a fee based on ______________. The Investment Manager may waive some or all of these fees from time to time at its discretion, and may reimburse a Fund for a portion of a Fund's expenses. The Institutional class of each Fund pays a lower fee in recognition of the fact that fewer services are required.

GMG/Seneca may from time to time waive some or all of its fee and/or reimburse a Fund for a portion of the Fund's operating expenses. Such reimbursements will increase a Fund's return. This is intended to make the Funds more competitive. Any such waivers or reimbursements may be terminated at any time.


                              GENERAL INFORMATION


SENECA FUNDS. Seneca Funds was organized as a Delaware business trust on December 18, 1995. The Trust is registered with the Securities and Exchange Commission under the 1940 Act as an open-end management investment company of the series type. Each Fund constitutes a separate series. The fiscal year-end of each of the Funds is September 30.

The Trust is authorized to issue and sell multiple classes of shares for each of the Funds. Each of the Trust's existing series currently has two classes of shares, Institutional Shares and Administrative. The Trust may issue additional series and additional classes of existing series of shares in the future with such rights, preferences, and privileges as the Trustees may determine (subject to compliance with applicable law), without the consent of shareholders.

Except for the differences noted below and elsewhere in this Prospectus, each share of a Fund has equal dividend, redemption and liquidation rights with other shares of that Fund and when issued, will be fully paid and nonassessable. Each share of each class represents an identical legal interest in the same investments of a Fund, except that each class has certain expenses related solely to that class. In particular, Administrative Shares have higher fees and expenses relating to the way in which they are distributed and the services provided to their class. Each class will have exclusive voting rights under the 12b-1 Distribution and Administrative Services Plan. In the event that a meeting of shareholders is called, separate votes are taken by each class only if a matter affects, or requires the vote of, just that class. Although the legal rights of holders of each class of shares are identical, it is likely that the difference in expenses will result in different net asset values and dividends. The classes may also have different exchange privileges.

As a Delaware business trust, the Trust is not required to hold regular annual meetings of shareholders. Ordinarily there will be no shareholder meetings, unless called by the Trustees, requested by shareholders holding 10% or more of the outstanding shares under circumstances in which the 1940 Act or Delaware law require that a meeting be held upon such request, or required by the 1940 Act or Delaware law. Shareholders are entitled to cast one vote for each dollar of net asset value of their shares on the record date. At a shareholders meeting, if one is called, issues that affect all the Funds and classes in substantially the same way will be voted on by all shareholders of all Funds. Issues that do not affect a Fund or a class will not be voted on by shareholders of that Fund or class. Issues that affect all Funds, but in which their interests are not substantially the same, will be voted on separately by each Fund.

CUSTODIAN AND TRANSFER AGENT. Investors Fiduciary Trust Company ("IFTC" or the "Transfer Agent"), 127 West 10th Street, Kansas City, Missouri 64105, serves as both Custodian and Transfer Agent for the Funds. Under a Custodian Agreement, IFTC holds all securities and cash assets of the Funds as custodian and provides certain accounting and recordkeeping services. In its capacity as the custodian, IFTC is authorized to deposit securities in securities depositories or to use services of sub-custodians.

Under a Transfer Agency Agreement, IFTC is responsible for, among other things:
a) opening and maintaining shareholder accounts; b) reporting account information to shareholders; c) paying dividends and capital gains, and d) handling requests for exchanges, transfers and redemptions.

DISTRIBUTOR. GMG Securities is currently the principal underwriter and distributor of the shares of each of the Funds and will distribute Administrative as well as Institutional Shares. Seneca Distributors has also entered into a Distribution Agreement with the Trust pursuant to which, upon its registration as a broker-dealer under the Securities Exchange Act of 1934 and all applicable state securities laws, and becoming a member of the National Association of Securities Dealers, Inc., Seneca Distributors will become a principal underwriter and distributor of the Funds' shares. It is expected that GMG Securities will then terminate its agreement with the Trust and Seneca Distributors will become the sole Distributor. The ownership of GMG Securities overlaps significantly with that of GMG/Seneca and GMG Securities should be considered an affiliated person of GMG/Seneca. Seneca Distributors is 99% owned by GMG/Seneca.

DISTRIBUTION AND RELATED SERVICES. Pursuant to a Distribution Plan, the Trust has entered into a Distribution Agreement with the Distributor under which the Trust will pay the Distributors a fee at an annual rate 0.25% of the average daily net assets attributable to the Administrative Shares of each Fund. No Distribution Fee will be paid as to the Institutional Shares of any Fund. Amounts paid under the Distribution Plan may be used by the Distributor to cover expenses that are primarily intended to result in, or are primarily attributable to (i) the sale of Administrative Shares, (ii) ongoing servicing and/or maintenance of accounts of holders of Administrative Shares, and (iii) subaccounting, recordkeeping, and administrative services related to the sale of Administrative Shares, all as set forth in the Distribution Plan. Payments under the Distribution Plan are not tied directly to the expenses actually incurred by the Distributor in connection with the foregoing activities and may exceed those expenses. The Trustees will evaluate the appropriateness of the Distribution Plan annually. For a more complete disclosure of the Plan and its terms, see the SAI.







Shares may also be offered through certain brokers and financial intermediaries ("service agents"). Service agents may impose additional or different conditions on the purchase or redemption of a Fund's shares by their customers and may charge their customers transactions or other account fees on the purchase and redemption of a Fund's shares. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agent for information regarding these fees and conditions and should be aware that, if they satisfy the minimum purchase requirements, they could avoid those fees by investing directly through the Distributors.


OTHER EXPENSES

The Trust bears all costs of its operations. Trust expenses directly attributable to a Fund or a class of shares are charged to that Fund or class; other expenses are allocated among all the Funds. Administrative Shares may be purchased in employee benefit plan accounts and in accounts maintained with financial institutions and financial services companies such as broker-dealers. Employee benefit plan administrators and financial institutions and financial services companies through which Administrative Shares are purchased may be paid fees by the Funds for transfer agency, accounting, recordkeeping, and administrative and other services provided with respect to such shares. Those services may include maintaining account records, aggregating and processing orders to purchase, redeem, and exchange Administrative Shares, processing dividend payments, forwarding shareholder communications, and providing subaccounting services for shares held beneficially.

PERFORMANCE INFORMATION.


The Trust may publish performance information about the Funds. Fund performance usually will be shown either as cumulative total return or average periodic total return compared with other mutual funds as published by public ranking services, such as Lipper Analytical Services, Inc. Cumulative total return is the actual performance over a stated period of time. Average annual total return is the hypothetical return, compounded annually, that would have produced the same cumulative return if the Fund's performance had been over the entire period. Each Fund's total return shows its overall dollar or percentage change in value. This includes changes in the share price and reinvestment of dividends and capital gains.



The performance of a Fund may also be measured in terms of yield. Each Fund's yield shows the rate of income the Fund earns on its investments as a percentage of the Fund's share price.

A Fund may also separate its cumulative and average annual total returns into income results and capital gains or losses. Each Fund may quote its total returns on a before-tax or after-tax basis.

The performance information that may be published for the Funds is historical. It is not intended to represent or guarantee future results. The value of Fund shares may be more or less than their original cost when they are redeemed. For more information, see the SAI.


MATERIAL LEGAL PROCEEDINGS. There are no material legal proceedings to which the Trust is subject, or to which the Investment Manager or the Distributor are subject, that are likely to have a material adverse effect on their ability to perform their obligations to the Trust or on the Trust itself.

SUMMARY OF BOND RATINGS. Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody's Investors Service, Inc. and Standard & Poor's Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality and are sometimes referred to as "junk bonds."

INVESTMENT GRADE                                 MOODY'S              STANDARD &
                                                                      POOR'S
--------------------------------------------------------------------------------
Highest quality                                  Aaa                  AAA
--------------------------------------------------------------------------------
High quality                                     Aa                   AA
--------------------------------------------------------------------------------
Upper medium                                     A                    A
--------------------------------------------------------------------------------
Medium, speculative features                     Baa                  BBB
--------------------------------------------------------------------------------


LOWER QUALITY
--------------------------------------------------------------------------------
Moderately speculative                           Ba                   BB
--------------------------------------------------------------------------------
Speculative                                      B                    B
--------------------------------------------------------------------------------
Very Speculative                                 Caa                  CCC
--------------------------------------------------------------------------------
Very high risk                                   Ca                   CC
--------------------------------------------------------------------------------
Highest risk, may not be paying interest         C                    C
--------------------------------------------------------------------------------
In arrears or default                            C                    D
--------------------------------------------------------------------------------


For more detailed information on bond ratings, including gradations within each category of quality, see the SAI.

                                     PART B

                                  SENECA FUNDS

                               SENECA GROWTH FUND
                           SENECA MID-CAP GROWTH FUND
                                SENECA BOND FUND
                       SENECA REAL ESTATE SECURITIES FUND

                 (each a "Fund" and collectively, the "Funds")


                           ADMINISTRATIVE SHARES and
                              INSTITUTIONAL SHARES


--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                               February   , 1996
--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus and should be read in conjunction with the Institutional Shares or Administrative Shares prospectus of the Funds, dated February __, 1996, as amended and/or supplemented from time to time (the "Prospectuses"), copies of which may be obtained without charge by writing to Seneca Funds (the "Trust"), care of its transfer agent, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, or by calling 1-800-XXX-YYYY.

THE STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.


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                               TABLE OF CONTENTS


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                                                                           PAGE
                                                                           ----
GENERAL                                                                       1

INVESTMENT OBJECTIVES AND POLICIES                                            1

INVESTMENT RESTRICTIONS                                                      19

CALCULATION OF THE FUNDS' RETURNS                                            23

ADVISORY AND ADMINISTRATIVE SERVICES                                         25

TRUSTEES AND OFFICERS                                                        30

NET ASSET VALUE                                                              31

DIVIDENDS, DISTRIBUTIONS AND TAX STATUS                                      32

PORTFOLIO BROKERAGE                                                          36

PORTFOLIO TURNOVER                                                           39

ORGANIZATION                                                                 39

CUSTODIAN                                                                    41

TRANSFER AGENT                                                               41

INDEPENDENT AUDITORS                                                         41

APPENDIX                                                                     42

GLOSSARY                                                                     43
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
                                    GENERAL


The Trust consists of four separate Funds: The Seneca Growth Fund; the Seneca Mid-Cap Growth Fund; the Seneca Bond Fund; and the Seneca Real Estate Securities Fund. Each Fund offers two classes of shares: Institutional Shares and Administrative Shares. Institutional Shares are offered directly by the Funds' "Distributor" (see "Advisory and Administrative Services--Distribution and Service Plan") to institutional investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, and corporations. Administrative Shares are offered primarily to investors through accounts with broker-dealers, employee benefit plan administrators and other financial intermediaries. The Administrative class pays fees to those entities for subaccounting, recordkeeping, and similar services they provide that class.

All capitalized terms not defined herein have the meanings set forth in the Prospectuses.


                       INVESTMENT OBJECTIVES AND POLICIES


The investment objective and general investment policies of each Fund are described in the Prospectuses. This Statement of Additional Information should be read in conjunction with the Prospectus. See in particular "The Seneca Funds in Detail" and "Investment Practices and Risk Considerations" in the Prospectus. Additional information concerning the characteristics of certain securities in which the Funds may invest and certain practices in which they may engage is set forth below. The Appendix to this Statement of Additional Information contains a description of the quality categories of corporate bonds in which the Funds may invest, and a Glossary describing some of the Funds' investments.


REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks, broker-dealers or other financial institutions in order to generate additional current income. Under a repurchase agreement, a Fund acquires a security from a seller subject to resale to the seller at an agreed upon price and date. The resale price reflects an agreed upon interest rate effective for the time period the security is held by the Fund. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase price may be the same, with interest payable to the Fund at a stated rate together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the security. Typically, repurchase agreements are in effect for one week or less, but may be in effect for longer periods of time. Repurchase agreements of more than one week's duration are subject to each Fund's limitation on investments in illiquid securities.

Repurchase agreements are considered by the Securities and Exchange Commission (the "SEC") to be loans by the purchaser collateralized by the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Funds will generally enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars, primary dealers in U.S. Government securities reporting to the Federal Reserve Bank of New York or broker-dealers approved by the Trustees of the Trust. The Investment Manager will monitor the value of the underlying securities throughout the term of the agreement to attempt to ensure that their market value always equals or exceeds the agreed-upon repurchase price to be paid to a Fund. Each Fund will maintain a segregated account with its custodian, Investors Fiduciary Trust Company (the "Custodian"), or a subcustodian for the securities and other collateral, if any, acquired under a repurchase agreement for the term of the agreement.


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

In addition to the risk of the seller's default or a decline in value of the underlying security (see "Investment Practices and Risk Considerations -- Repurchase Agreements" in the Prospectus), a Fund also might incur disposition costs in connection with liquidating the underlying securities. If the seller becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of that Fund and therefore subject to sale by the seller's trustee in bankruptcy. Finally, it is possible that a Fund may not be able to perfect its interest in the underlying security and may be deemed an unsecured creditor of the seller.


CORPORATE DEBT SECURITIES

A Fund's investments in debt securities of domestic or foreign corporate issuers are limited to bonds, debentures, notes and other similar corporate debt instruments, including convertible securities that meet the Fund's minimum ratings criteria or if unrated are, in the Investment Manager's opinion, comparable in quality to corporate debt securities that meet those criteria. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies or to the value of commodities, such as gold.

Convertible Securities. A convertible security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. It generally entitles the holder to receive interest paid or accrued until the security matures or is redeemed, converted, or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which this is true depends in large measure on the degree to which the convertible security sells above its value as a fixed-income security.

A convertible security may be subject to redemption or conversion at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund could be required to permit the issuer to redeem the security and convert it to the underlying common stock. The Seneca Bond Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert. The Seneca Growth Fund and Seneca Mid-Cap Growth Fund might be more willing to convert such securities to common stock.


Below-Investment Grade Securities. Investments in below-investment grade securities (see Appendix for an explanation of the various ratings) generally provide greater income (leading to the name "high-yield" securities) and opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These securities are regarded as predominantly speculative as to the issuer's continuing ability to meet principal and interest payment obligations. The markets for these securities are relatively new and many of the outstanding high-yield securities have not endured a major business recession. A long-term track record on default rates, such as that for investment-grade corporate bonds, does not exist for these securities. Analysis of the creditworthiness of issuers of lower-quality debt securities may be more complex than for issuers of higher-quality debt securities.


High-yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment-grade securities. The prices of high-yield securities have been found to be less sensitive to interest-rate changes than higher-quality investments, but more sensitive to adverse economic developments or individual corporate developments. A projection of an economic downturn or of a period of rising interests rates, for example, could cause a decline in high-yield securities prices because the advent of a recession could lessen the ability of a highly-leveraged company to make principal and interest payments. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds may incur additional expenses to seek recovery. Market prices of high-yield securities structured as zero-coupon or pay-in-kind securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash.


The secondary market on which high-yield securities are traded may be less liquid than the market for higher-grade securities. Less liquidity could adversely affect the price at which a Fund could sell a high-yield security and could adversely affect the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield securities, especially in a thinly-traded market. When secondary markets for these securities are less liquid than the market for higher-grade securities, it may be more difficult to value the high-yield securities because the valuation may require more research and judgment may play a greater role in valuation because of the lack of reliable, objective data.


DELAYED DELIVERY TRANSACTIONS


Each Fund may purchase securities on a when-issued or forward commitment basis. These transactions are also know as delayed delivery transactions. (The phrase "delayed delivery" is not intended to include purchases where a delay in delivery involves only a brief period required by the selling party solely to locate appropriate certificates and prepare them for submission for clearance and settlement in the customary way.) Delayed delivery transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily up to 90 days later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitments are negotiated directly with the selling party.

When-issued purchases and forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For example, in periods of rising interest rates and falling bond prices, a Fund might sell debt securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Fund might sell securities it owns and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher yields. A Fund will not enter into such transactions for the purpose of leverage.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value will be reflected in the Fund's net asset value starting on the date of the agreement to purchase the securities, and the Fund will be subject to the rights and risks of ownership of the securities on that date. A Fund will not earn interest on securities it has committed to purchase until they are paid for and received.


When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement will be included in the Fund's assets. Fluctuations in the market value of the underlying securities will not be reflected in the Fund's net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment


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
transactions generally takes place up to 90 days after the date of the transaction, but a Fund may agree to a longer settlement period.

A Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions.


When a Fund purchases securities on a when-issued or forward-commitment basis, the Custodian will maintain in a segregated account securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. These procedures are designed to ensure that each Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.


MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES


Mortgage Pass-Through Securities. These are interests in pools of mortgage loans, assembled and issued by various governmental, government-related, and private organizations. Unlike other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates, these securities provide a monthly payment consisting of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs. "Modified pass-through" securities (such as securities issued by the Government National Mortgage Association ("GNMA") entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration insured or Veterans Administration guaranteed mortgages.

Government-related guarantors whose obligations are not backed by the full faith and credit of the United States Government include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("Pcs") that represent interests in conventional mortgages from FHLMC's national portfolio. FNMA and FHLMC guarantee the timely payment of interest and ultimate collection of principal on securities they issue, but their guarantees are not backed by the full faith and credit of the United States Government.


Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments for such securities. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Investment Manager determines that the securities meet the Funds' quality standards. Securities issued by certain private organizations may not be readily marketable.

Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds' industry concentration restrictions, set forth below under "Investment Restrictions," by virtue of the exclusion from the test available to all U.S. Government securities. The Funds will take the position that privately-issued mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the Federal Housing Administration or the Department of Veterans Affairs. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.


Collateralized Mortgage Obligations (CMOs). A CMO is similar to a bond in that interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities guaranteed by entities such as GNMA, FHLMC, or FNMA, and their income streams.

CMOs are typically structured in multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes typically receive principal only after the first class has been retired. An investor may be partially guarded against a sooner than desired return of principal because of the sequential payments.

FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates and are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC Pcs, payments of principal and interest on the CMOs are made semiannually rather than monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule. Sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payments of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking-fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date. If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.







CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans. As described above, the cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The "residual" in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and, in particular, the prepayment experience on the mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. CMO residuals may be subject to certain restrictions on transferability, may be deemed "illiquid," and may be subject to a Fund's limitations on investment in illiquid securities.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. They may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will


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
receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities even if the security is in one of the highest rating categories.


Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.


A Fund may invest in other mortgage-related securities with features similar to those described above, to the extent consistent with the Fund's investment objectives and policies.

Other Asset-Backed Securities. Through trusts and other special purpose entities, various types of securities based on financial assets other than mortgage loans are increasingly available, in both pass-through structures similar to mortgage pass-through securities described above and in other structures more like CMOs. As with mortgage-related securities, these asset-backed securities are often backed by a pool of financial assets representing the obligations of a number of different parties. They often include credit-enhancement features similar to mortgage-related securities.

Financial assets on which these securities are based include automobile receivables; credit card receivables; loans to finance boats, recreational vehicles, and mobile homes; computer, copier, railcar, and medical equipment leases; and trade, healthcare, and franchise receivables. In general, the obligations supporting these asset-backed securities are of shorter maturities than mortgage loans and are less likely to experience substantial prepayments. However, obligations such as credit card receivables are generally unsecured and the obligors are often entitled to protection under a number of state and federal consumer credit laws granting, among other things, rights to set off certain amounts owed on the credit cards, thus reducing the balance due. Other obligations that are secured, such as automobile receivables, may present issuers with difficulties in perfecting and executing on the security interests, particularly where the issuer allows the servicers of the receivables to retain possession of the underlying obligations, thus increasing the risk that recoveries on defaulted obligations may not be adequate to support payments on the securities.

The Investment Manager expects additional assets will be "securitized" in the future. A Fund may invest in any such instruments or variations on them to the extent consistent with the Fund's investment objectives and policies .


FOREIGN SECURITIES


Each of Funds may invest in U.S. dollar- or foreign currency-denominated corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations and U.S. dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Seneca Growth Fund and Seneca Mid-Cap Growth Fund may each invest up to 20% of its total assets directly in common stocks issued by foreign companies or in securities represented by ADRs. Each Fund will limit its investment in securities denominated in foreign currencies to no more than 20% of the Fund's total assets.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political instability which can affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. ADRS may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.


Each of Funds also may purchase and sell foreign currency options and foreign currency futures contracts and related options and enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Funds may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.


A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forward contracts are covered by the segregation with the Trust's custodian of high quality short-term investments and are marked to market daily. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the currencies being hedged against, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

OPTIONS


The Funds may, as described in the Prospectuses, purchase and sell (write) both put options and call options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts ("futures options") . The Funds also may enter into swap agreements with respect to foreign currencies, interest rates and securities indices. If other types of options or futures options are traded in the future, a Fund may also use those instruments, provided that the Trustees determine that their use is consistent with the Fund's investment objective, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Trust (i.e., that written call or put options will be "covered" or "secured" and that futures and futures options will be used only for hedging purposes).

The purpose of writing covered put and call options is to hedge against fluctuations in the market value of a Fund's portfolio securities. Each Fund may purchase or sell call and put options on securities indices for a similar purpose. Such a hedge is limited to the degree that the extent of the price change of the underlying security is less than the difference between the option premium received by the Fund and the option strike price. To the extent the underlying security's price change exceeds this amount, written put and call options will not provide an effective hedge.


Writing Call Options. Each Fund may write (sell) covered call options on securities ("calls") when the Investment Manager considers such sales appropriate. When a Fund writes a call, it receives a premium and grants the purchaser the right to buy the underlying security at any time during the call period (usually between three and nine months) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Fund forgoes any gain but is not subject to any loss on any change in the market price of the underlying security relative to the exercise price. A Fund will write such options subject to any applicable limitations or restrictions imposed by law.

A written call option is covered if the Fund owns the security underlying the option. A written call option may also be covered by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. Further, instead of "covering" a written call option, the Fund may simply maintain cash , U.S. Government securities or high-grade debt securities rated within one of the top three ratings categories by Moody's or S&P or, if unrated, deemed by the Investment Manager to be of comparable quality ("High-Grade Debt Securities") in a segregated account in amounts sufficient to ensure that it is able to meet its obligations under the written call should it be exercised. This method does not reduce the potential loss to the Fund should the value of the underlying security increase and the option be exercised.


Purchasing Call Options. Each Fund may purchase a call option when the Investment Manager believes the value of the underlying security will rise or to effect a "closing purchase transaction" as to a call option the Fund has written
(sold). A Fund will realize a profit (or loss) from a closing purchase transaction if the amount paid to purchase a call is less (or more) than the amount received from the sale thereof.


Writing Put Options. A put option written by a Fund obligates the Fund to purchase the specified security at a specified price if the option is exercised at any time before the expiration date. A written put option may be secured by maintaining in a segregated account cash or U.S. Government securities or High-Grade Debt Securities. While this may help ensure that a Fund will have sufficient assets to meet its obligations under the option contract should it be exercised, it will not reduce the potential loss to the Fund should the value of the underlying security decrease and the option be exercised.

Purchasing Put Options. A Fund may purchase a put option when the Investment Manager believes the value of the underlying security will decline. A Fund may purchase put options on securities in its portfolio in order to hedge against a decline in the value of such securities ("protective puts") or to effect closing purchase transactions as to puts it has written. A Fund will realize a profit (or loss) from a closing purchase transaction if the amount paid to purchase a put is less (or more) than the amount received from the sale thereof.

Options on Securities Indices. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date multiplied by (ii) a fixed "index multiplier." Like an option on a specific security, when a Fund purchases a put or a call option on an index, it places the entire amount of the premium paid at risk, for if, at the expiration date, the value of the index has decreased below the exercise price (in the case of a call) or increased above the exercise price (in the case of a put), the option will expire worthless.

A securities index fluctuates with changes in the market values of the stocks included in the index. For example, some securities index options are based on a broad market index such as the S&P 500. Others are based on a narrower market index such as the Standard & Poor's 100 Stock Index. Indices may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on securities indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE") and the American Stock Exchange.


Funds may purchase put options on securities indices to hedge against an anticipated decline in stock market prices that might adversely affect the value of a Fund's portfolio securities. If a Fund purchases such a put option, the amount of the payment it would receive upon exercising the option would depend on the extent of any decline in the level of the securities index below the exercise price. Such payments would tend to offset a decline in the value of the Fund's portfolio securities. However, if the level of the securities index increases and remains above the exercise price while the put option is outstanding, a Fund will not be able to profitably exercise the option and will lose the amount of the premium and any transaction costs. Such loss may be partially or wholly offset by an increase in the value of a Fund's portfolio securities.

A Fund may purchase call options on securities indices in order to participate in an anticipated increase in stock market prices or to offset anticipated price increases on securities that it intends to buy in the future. If a Fund purchases a call option on a securities index, the amount of the payment it would receive upon exercising the option would depend on the extent of any increase in the level of the securities index above the exercise price. Such payments would in effect allow the Fund to benefit from stock market appreciation even though it may not have had sufficient cash to purchase the underlying stocks. Such payments may also offset increases in the prices of stocks that the Fund intends to purchase. If, however, the level of the securities index declines and remains below the exercise price while the call option is outstanding, a Fund will not be able to exercise the option profitably and will lose the amount of the premium and transaction costs. Such loss may be partially or wholly offset by a reduction in the price a Fund pays to buy additional securities for its portfolio.


Each of the Funds may write (sell) call or put options on a securities index. Such options may be covered by purchasing an offsetting option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position or by owning securities whose price changes are expected to be similar to those of the underlying index or by having an absolute and immediate right to acquire such securities without additional cash consideration or for additional cash consideration (held in a segregated account by its custodian) upon conversion or exchange of other securities in their respective portfolios. Further, instead of "covering" a written call or put option on a securities index the Fund may simply maintain cash, U.S. Government Securities or High-Grade Debt Securities with a value equal to the exercise price in a segregated account with the Custodian or by using the other methods described above.


The extent to which options on securities indices will provide a Fund with an effective hedge against interest rate or stock market risk will depend on the extent to which the stocks comprising the indices correlate with the composition of the Fund's portfolio. Moreover, the ability to hedge effectively depends upon the ability to predict movements in interest rates or the stock market.

Some options on securities indices may not have a broad and liquid secondary market, in which case options purchased by the Fund may not be closed out and the Fund could lose more than its option premium when the option expires.

The purchase and sale of option contracts is a highly specialized activity that involves investment techniques and risks different from those ordinarily associated with investment companies. Transaction costs relating to options transactions may tend to be higher than the costs of transactions in securities. In addition, if a Fund were to write a substantial number of option contracts that are exercised, the portfolio turnover rate of that Fund could increase.

Foreign Currency Options. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A call option on a foreign currency gives the purchaser of the option the right to buy a foreign currency at the exercise price until the option expires. A put option gives the option-holder a similar right to sell the underlying currency. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

FUTURES TRANSACTIONS

Each Fund may purchase and sell futures contracts for hedging purposes and in an attempt to increase total return. A futures contract is an agreement between two parties to buy and sell a security for a set price at a future time. Each Fund may also enter into index-based futures contracts and interest rate futures contracts. Futures contracts on indices provide for a final cash settlement on the expiration date based on changes in the relevant index. All futures contracts are traded on designated "contract markets" licensed and regulated by the Commodity Futures Trading Commission (the "CFTC") which, through their clearing corporations, guarantee performance of the contracts.


Generally, while market interest rates increase, the value of outstanding debt securities declines (and vice versa). If a Fund holds long-term debt securities and the Investment Manager anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of a Fund's portfolio securities declined, the value of that Fund's futures contract would increase, thereby preventing net asset value from declining as much as it otherwise would have. If the Investment Manager expects long-term interest rates to decline, a Fund might enter into futures contracts for the purchase of long-term securities, so that it could offset anticipated increases in the cost of such securities it intends to purchase while continuing to hold higher- yielding short-term securities or waiting or the long-term market to stabilize. Similar techniques may be used by the Funds to hedge stock market risk.


Each Fund also may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, settlement is effected by the payment of cash representing the difference between the current market price of the futures contract and the exercise price of the option. The risk of loss to a Fund purchasing an option on a futures contract is limited to the premium paid for the option.

A Fund may purchase put options on futures contracts in lieu of, and for the same purpose as, its sale of a futures contract: to hedge a long position in the underlying futures contract. The purchase of call options on futures contracts is intended to serve the same purpose as the actual purchase of the futures contract.

A Fund would write a call option on a futures contract in order to hedge against a decline in the prices of the securities underlying the futures contracts. If the price of the futures contract at expiration is below the exercise price, the applicable Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contract, except that, if market price declines, a Fund would pay more than the market price for the underlying securities. The net cost to a Fund will be reduced, however, by the premium received on the sale of the put, less any transaction costs.

Each Fund may engage in "straddle" transactions, which involve the purchase or sale of combinations of call and put options on the same underlying securities or futures contracts.

In purchasing and selling futures contracts and related options, each Fund intends to comply with rules and interpretations of the CFTC and of the SEC.

LIMITATIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES


Each Fund will engage in futures and related options transactions only for hedging purposes in accordance with CFTC regulations or in an attempt to increase total return to the extent permitted by such regulations. In hedging transactions, a Fund will seek to invest in futures contracts and options on futures contracts the prices of which are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, a Fund's futures transactions will be entered into for traditional hedging purposes--that is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures (or option) position (involving the purchase of futures contracts), a Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures (or option) position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated (or an option may expire) without the corresponding purchase of securities. As an alternative to compliance with the bona fide hedging definition, a CFTC regulation permits a Fund to elect to comply with a different test, under which the sum of the amounts of initial margin deposits on its existing futures positions and premiums paid for options on futures entered into for the purpose of seeking to increase total return (net of the amount the positions were "in the money" at the time of purchase) would not exceed 5% of that Fund's net assets, after taking into account unrealized gains and losses on such positions. A Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualification as a regulated investment company for Federal income tax purposes (see "Dividends, Distributions, and Tax Status").

A Fund will be required, in connection with transactions in futures contracts and the writing of options on futures contracts, to make margin deposits, which will be held by a Fund's custodian for the benefit of the merchant through whom a Fund engages in such futures and options transactions. In the case of futures contracts or options thereon requiring the Fund to purchase securities, the Fund must segregate cash , U.S. Government Securities or High-Grade Debt Securities in an account maintained by the Custodian to cover such contracts and options. Cash , U.S. Government securities or High- Grade Debt Securities required to be in a segregated account will be marked to market daily.


SPECIAL CONSIDERATIONS AND RISKS RELATED TO OPTIONS AND FUTURES TRANSACTIONS

Exchange markets in options on certain securities are a relatively new and untested concept. It is impossible to predict the amount of trading interest that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

The exchanges will not continue indefinitely to introduce new expirations to replace expiring options on particular issues because trading interest in many issues of longer duration tends to center on the most recently auctioned issues. The expirations introduced at the commencement of options trading on a particular issue will be allowed to run out, with the possible addition of a limited number of new expirations as the original expirations expire. Options trading on each issue of securities with longer durations will thus be phased out as new options are listed on more recent issues, and a full range of expirations will not ordinarily be available for every issue on which options are traded.


In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation ("OCC") has the authority to permit other, generally comparable, securities to be delivered in fulfillment of option exercise obligations. It may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the OCC may impose special exercise settlement procedures.


The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent the markets for underlying securities close before the options markets, significant price and rate movements can take place in the options markets that cannot be reflected in the underlying markets. In addition, to the extent that the options markets close before the markets for the underlying securities, price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

Prior to exercise or expiration, an option position can be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on an exchange for call or put options of the same series. Similarly, positions in futures may be closed out only on an exchange which provides a secondary market for such futures. There can be no assurance that a liquid secondary market will exist for any particular call or put option or futures contract at any specific time. Thus, it may not be possible to close an option or futures position. In the event of adverse price movements, a Fund would continue to be required to make daily payments of maintenance margin for futures contracts or options on futures contracts position written by that Fund. A Fund may have to sell portfolio securities at a time when it may be disadvantageous to do so if it has insufficient cash to meet the daily maintenance margin requirements. In addition, a Fund may be required to take or make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge its portfolios.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same underlying security (whether or not covered) that may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of applicable trading limits and it may impose other sanctions or restrictions. The Trust and other clients advised by the Investment Manager and its affiliates may be deemed to constitute a group for these purposes. In light of these limits, the Trustees may determine at any time to restrict or terminate the Funds' transactions in options. The Investment Manager does not believe that these trading and position limits will have any adverse investment techniques for hedging the Trust's portfolios.


Over-the-counter ("OTC") options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct agreement with the ct. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties.

Unless the parties provide for it, there is no central clearing or guaranty function in the OTC option market. As a result, if the ct fails to make delivery of the security or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Investment Manager must assess the creditworthiness of each such ct or any guarantor or credit enhancement of the ct's credit to determine the likelihood that the terms of the OTC option will be satisfied. The staff of the SEC currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to each Fund's limitation on investing no more than 15% of its assets in illiquid securities. However, for options written with "primary dealers" in U.S. Government securities pursuant to an agreement requiring a closing transaction at a formula price, the amount considered to be illiquid may be calculated by reference to a formula price.

The loss from investing in futures transactions is potentially unlimited. In addition, utilization of futures in hedging transactions may fail where there is an imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are the subject of the hedge. If the price of the futures contract moves more or less than the price of the security, a Fund will experience a gain or loss that will not be completely offset by movements in the price of the securities which are the subject of the hedge. There is also a risk of imperfect correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. Transactions in options on futures contracts involve similar risks.

SWAP AGREEMENTS. The Funds may enter into interest rate, index and currency exchange rate swap agreements in attempts to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the

"net amount"). A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or High Grade Debt Securities, to avoid leveraging of the Fund's portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

Whether a Fund's use of swap agreements enhance the Fund's total return will depend on the Investment Manager's ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement ct. The Investment Manager will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds' repurchase agreement guidelines. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the Investment Company Act of 1940, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employees benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.


FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES


Foreign currency warrants. Foreign currency warrants such as Currency Exchange Warrants(sm) ("CEWs(sm)") are warrants that entitle the holder to receive from the issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) that is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may be used to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event the U.S. Dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschemark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. Upon exercise of warrants, there may be a delay between the time the holder gives instructions to exercise and the time the exchange rate relating to exercise is determined, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, if the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the OCC. Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.


Principal exchange rate linked securities. Principal exchange rate linked securities (or "PERLS(sm)") are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" PERLS are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLS may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance indexed paper. Performance indexed paper (or "PIPs(sm)") is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

WARRANTS TO PURCHASE SECURITIES

The Funds may invest in or acquire warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.


A Fund will not invest more than 5% of its net assets, valued at the lower of cost or market, in warrants to purchase securities. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange ("NYSE") or American Stock Exchange. Warrants acquired in units or attached to securities will be deemed to be without value for purposes of this restriction.


PARTICIPATION INTERESTS

The Seneca Bond Fund may purchase from banks participation interests in all or part of specific holdings of debt obligations. Each participation interest is backed by an irrevocable letter of credit or guarantee of the selling bank that the Investment Manager has determined meets the prescribed quality standards of each Fund. Thus, even if the credit of the issuer of the debt obligation does not meet the quality standards of the Fund, the credit of the selling bank will.

RESTRICTED AND ILLIQUID SECURITIES

Each Fund may invest up to 15% of its total assets in "illiquid investments," including "restricted securities" (i.e., securities that would be required to be registered prior to distribution to the public), securities that are not readily marketable, repurchase agreements maturing in more than seven days and privately issued stripped mortgage-backed securities.

Certain "restricted" securities may be resold to qualified institutional buyers without restriction pursuant to Rule 144A under the Securities Act of 1933. If a sufficient dealer or institutional trading market exists for such a security, it may not be considered "illiquid." The Trustees have adopted guidelines and delegated to the Investment Manager the daily function of determining and monitoring the liquidity of restricted securities and determining whether a Rule 144A security restricted security should be considered "illiquid." The Trustees, however, retain oversight and are ultimately responsible for the determinations. Please see the non-fundamental investment restrictions for further limitations regarding the Funds' investments in restricted and illiquid securities.





SHORT SALES


The Funds may sell securities short as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.


To the extent a Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. Government securities or High-Grade Debt Securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). The Funds do not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds one-third of the value of the Fund's net assets. This percentage may be varied by action of the Trustees. A short sale is "against the box" to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.


LOANS OF PORTFOLIO SECURITIES


Each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to financial institutions, such as broker-dealers, and must be collateralized continuously with cash, cash equivalents, irrevocable letters of credit, or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities lent. For the duration of a loan, the Fund would receive the equivalent of the interest or dividends paid by the issuer on the securities lent and would also receive compensation from the investment of the collateral. The Fund would not have the right to vote any securities having voting rights during the existence of the loan, but the Fund could call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms considered by the Investment Manager to be allocated , and when, in the judgment of the Investment Manager, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. The value of the securities lent may not exceed one-third of the value of the total assets of the Fund.


A Fund may pay reasonable negotiated fees to the Custodian in connection with loaned securities as long as such fees are pursuant to a contract approved by the Trustees.




                            INVESTMENT RESTRICTIONS


Each Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable Fund's outstanding voting securities.

Under the 1940 Act, and as used in the Prospectuses and this Statement of Additional Information, a "majority of the outstanding voting securities" requires the approval of the lesser of (1) the holders of 67% or more of the shares of a Fund represented at a meeting of the holders if more than 50% of the outstanding shares of the Fund are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the Fund.


A Fund may not:


1. Issue senior securities, except as permitted by paragraphs 2, 5, and 6 below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts, forward commitments and reverse repurchase agreements entered into in accordance with the Fund's investment policies or within the meaning of paragraph 2 below, are NOT deemed to be senior securities.

2. Borrow money, except (i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed one-third of the value of the Fund's net assets (including the amount borrowed) taken at market value, (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquid portfolio securities or other assets; (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) the Fund may enter into reverse repurchase agreements and forward roll transactions, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act. For purposes of this investment restriction, investments in short sales, futures contracts, options on futures contracts, securities or indices and forward commitments shall not constitute borrowing.

3. Act as an underwriter with respect to the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act; provided, however, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objectives, policies and restrictions as the Fund.


4. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein,
         (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.


5. Invest in commodities, except that the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts (including, foreign currency warrants, principal exchange rated linked securities, and performance indexed paper), forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

6. Make loans, except that the Fund may (1) lend portfolio securities in accordance with the Fund's investment policies up to one-third of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

7. For each Fund other than the Seneca Real Estate Securities Fund, purchase the securities of issuers conducting their principal activity in a single industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment (except investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities; provided, however, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objectives, policies and restrictions as the Fund.


8. For each Fund other than the Seneca Real Estate Securities Fund, as to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if:

         (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

         (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund;


         provided, however, that a Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment es, policies and restrictions as the Fund. Because it is a "non-diversified" fund within the meaning of the 1940 Act, Seneca Real Estate Securities Fund will not be limited in the proportion of its assets it may invest in the securities of any single issuer.

For purposes of the above fundamental investment restrictions, the Investment Manager generally classifies issuers by industry in accordance with classifications set forth in the Standard & Poor's Bond Guide. In the absence of such classification or if the Investment Manager determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate considered to be engaged in a different industry, the Investment Manager may classify an issuer according to its own sources.


The following restrictions are designated as non-fundamental and may be changed by the Trustees without the approval of shareholders.

A Fund may not:


a. Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings and then only if such pledging, mortgaging or hypothecating does not exceed one-third of the Fund's total assets taken at market value. Collateral arrangements with respect to margin, option and other risk management and when-issued and forward commitment transactions are not deemed to be pledges or other encumbrances for purposes of this restriction.


b. Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Investment Manager or any subadviser to save commissions or to average prices among them is NOT deemed to result in a joint securities trading account.

c. Purchase or retain securities of an issuer if one or more of the Trustees or officers of the Trust or principals or officers of the Investment Manager, any subadviser or any investment management subsidiary of the Investment Manager individually owns beneficially more than 0.5% and together own beneficially more than 5% of the securities of such issuer.


d. Purchase a security of other investment companies, except when the purchase is part of a plan of merger, consolidation, reorganization or acquisition or except where such purchase would not result in (i) more than 10% of the Fund's assets being invested in securities of other investment companies, (ii) more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund or
         (iii) more than 5% of the Fund's assets being invested in any one such investment company; provided, however, that the Fund may invest all of its investable assets in an open-end investment company with substantially the same investment objectives, policies and restrictions as the Fund.

e. Invest in securities that are illiquid if, as a result, more than 15% of its net assets would consist of such securities, including repurchase agreements maturing in more than seven days, securities that are not readily marketable, and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act; provided, however, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objectives, policies and restrictions as the Fund.

f. Purchase securities while outstanding borrowings exceed 5% of the Fund's net assets.

g. Purchase warrants of any issuer, if, as a result of such purchase, more than 2% of the value of the Fund's total assets would be invested in warrants that are not listed on the NYSE or American Stock Exchange or more than 5% of the total assets of the Fund, valued at the lower of cost or current market value, would be invested in warrants generally, whether or not so listed. Warrants acquired by the Fund in units with or attached to debt securities shall be deemed to be without value.

h. Purchase interest in oil, gas, or other mineral exploration programs or mineral leases; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas or other minerals.

i. Invest for the purpose of exercising control over or management of any company; provided that the Fund may do so where it is deemed advisable to protect or enhance the value of an existing investment; and provided further, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objectives, policies and restrictions as the Fund.


j. Write puts on securities if the aggregate value of the obligations underlying the puts exceeds 50% of the Fund's net assets.

k. Buy and sell puts and calls on securities, stock index futures or options on stock index futures or financial futures or options on financial futures if (i) the aggregate premiums paid on all such options which are held at any time exceed 20% of the Fund's aggregate net assets and (ii) the aggregate margin deposits required on all such futures or options thereon held at any time exceed 5% of the Fund's total assets.

l. Purchase puts, calls, straddles, spreads, or any combination thereof if by reason thereof, the value of its aggregate investment in such classes of securities (other than protective puts) will exceed 5% of its net assets.

Each Fund may, notwithstanding any other fundamental or non-fundamental investment restriction or policy, invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions and policies as the Fund.


Except as to the 300% asset coverage required by fundamental restriction number 2, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of a Fund's assets will not be considered a violation of the restriction. Notwithstanding the foregoing, if a Fund's investment in illiquid securities exceeds 15% of its net assets, whether through a change in values, net assets, or otherwise, the Fund will take appropriate steps to protect liquidity, including the orderly liquidation of illiquid securities in a manner consistent with the realization of the maximum value of those assets.


In order to permit the sale of shares of the Funds in certain states, the Trustees may, in their sole discretion, adopt restrictions on investment policy more restrictive than those described above. Should the Trustees determine that any such more restrictive policy is no longer in the best interest of a Fund and its shareholders, the Fund may cease offering shares in the state involved and the Trustees may revoke such restrictive policy. Moreover, if the states involved shall no longer require any such restrictive policy, the Trustees may, in their sole discretion, revoke such policy.


                       CALCULATION OF THE FUNDS' RETURNS

TOTAL RETURN

The average annual total return on Shares of each class of each Fund is determined for a particular period by calculating the actual dollar amount of the investment return on a $1,000 investment in Shares of that class of the Fund made at the net asset value of such shares at the beginning of the period, and then calculating the annual compounded rate of return that would produce that amount. Total return for a period of one year is equal to the actual return of shares of that class of the Fund during that period. The following formula describes the calculation:

                                 ERV = P(1+T)n

Where:

      P         =        a hypothetical initial investment of $1,000
      T         =        average annual total return
      n         =        number of years
      ERV       =        ending redeemable value of a hypothetical $1,000
                         investment made at the beginning of the indicated period.

This calculation assumes that (i) all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period and (ii) all recurring fees are included for applicable periods.

Each Fund may illustrate in advertisements and sales literature the average annual total return and cumulative total return for several time periods throughout the Fund's life based on an assumed initial investment of $1,000. Any such cumulative total return for a Fund will assume the reinvestment of all income dividends and capital gains distributions for the indicated periods and will include all recurring fees.


Yield

The 30-day yield quotation as to a class of shares of the Seneca Bond Fund may be computed by dividing the net investment income for the period as to shares of that class by the net asset value of each share of that class on the last day of the period, according to the following formula:

                                     [(a-b + 1)6-1]
                           YIELD = 2   ---
                                       cd

Where:

       a    =    dividends and interest earned during the period.
       b    =    net expenses accrued for the period.
       c    =    the average daily number of shares of the class outstanding during the period that were entitled to receive dividends.
       d    =    the maximum offering price per share of the class (net asset value per share) on the last day of the period.

Return for a Fund is not fixed or guaranteed and will fluctuate from time to time, unlike bank deposits or other investments which pay a fixed yield or return for a stated period of time, and do not provide a basis for determining future returns. Return is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to each class of each Fund. The return of a class may not be comparable to other investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate return.

Other Quotations, Comparisons, and General Information


From time to time, in advertisements, in sales literature, or in reports to shareholders, the past performance of a Fund may be illustrated and/or compared with that of other mutual funds with similar investment objectives, and to stock or other relevant indices. For example, total return of a Fund's classes may be compared to averages or rankings prepared by Lipper Analytical Services, Inc., a widely recognized independent service that monitors mutual fund performance; the Lehman Brothers Government/Corporate Index, an unmanaged index of consisting of a mixture of government and corporate bonds rated within "investment grade" categories by S&P or Moody's; the Morgan Stanley Europe, Australia, Far East Index ("EAFE"), an unmanaged index of international stock markets, the S&P Mid-Cap Index, an unmanaged index of common stocks; the S&P 500 Index, an unmanaged index of common stocks; the Russell 2000 Index (the "Russell 2000"), an unmanaged index of common stocks; the Russell 3000 Index (the "Russell 3000"), an unmanaged index of common stocks; or the Dow Jones Industrial Average, an unmanaged index of common stocks of 30 industrial companies listed on the NYSE.

The S&P 500 Index is an unmanaged index of 500 common stocks traded on the NYSE, American Stock Exchange and the Nasdaq National Market. The S&P 500 represents approximately 70% of the total domestic U.S. equity market capitalization. The S&P Mid-Cap Index is an unmanaged index of common stocks of 400 companies with mid-size market capitalizations--$300 million to $5 billion. The S&P 500 and the S&P Mid-Cap Indices are market value-weighted indices (shares outstanding times stock price) in which each company's influence on the respective index is directly proportional to its market value. The companies in the S&P 500 Index and the S&P Mid-Cap Index are selected from four major industry sectors: industrials, utilities, financials and transportation. The 500 companies chosen for the S&P 500 Index are not the 500 largest companies in terms of market value. Rather, the companies chosen by S&P for inclusion in the S&P 500 tend to be leaders in important industries within the U.S. economy. The Russell 2000 is an unmanaged index of 2000 common stocks of small capitalization companies. The Russell 2000 is composed of the 2000 smallest companies with respect to capitalization in the Russell 3000 and represents approximately 70% of the Russell 3000 total market capitalization. The Russell 3000 is an unmanaged index of 3000 common stocks of large United States companies with market capitalizations ranging from approximately $60 million to $80 billion. The Russell 3000 represents approximately 98% of the United States equity market.

In addition, the performance of the classes of a Fund may be compared to alternative investment or savings vehicles and/or to indexes or indicators of economic activity, e.g., inflation or interest rates. Performance rankings and listings reported in newspapers or national business and financial publications, such as Barron's, Business Week, Consumer's Digest, Consumer Reports, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger's Personal Finance Magazine, Money Magazine, the New York Times, Smart Money, USA Today, U.S. News and World Report, The Wall Street Journal and Worth may also be cited (if a Fund is listed in such a publication) or used for comparison, as well as performance listings and rankings from various other sources, including Bloomberg Financial Systems, CDA/Wiesenberger Investment Companies Service, Donoghue's Mutual Fund Almanac, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre & Co., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems.


In addition, from time to time, quotations from articles from financial publications, such as those listed above, may be used in advertisements, in sales literature or in reports to shareholders of the Funds.

The Trust may also present, from time to time, historical information depicting the value of a hypothetical account in one or more classes of a Fund since the Fund's inception.

In presenting investment results, the Trust may also include references to certain financial planning concepts, including (a) an investor's need to evaluate his financial assets and obligations to determine how much to invest;
(b) his need to analyze the objectives of various investments to determine where and when to invest; and (c) his need to analyze his time frame for future capital needs to determine how to invest. The investor controls these three factors, all of which affect the use of investments in building assets. The Investment Manager's agreement to limit each Fund's operating expenses will increase investment performance.

                      ADVISORY AND ADMINISTRATIVE SERVICES

INVESTMENT MANAGER


The Funds' investment management agreement with GMG/Seneca Capital Management, L.P. and a substantially identical agreement to be entered into with GMG/Seneca Capital Management, LLC when that entity succeeds to the business of GMG/Seneca Capital Management, L.P. pursuant to a reorganization in mid-1996 (each, a "Management Agreement") have been approved by the Trustees of the Trust , including a majority of the Trustees who are not "interested persons" (as such term is defined in the 1940 Act) of any party thereto (the "Independent Trustees"), and by the sole initial shareholder immediately prior to any Fund's commencement of operations. Until the effective time of the reorganization of GMG/Seneca Capital Management, L.P. as GMG/Seneca Capital Management, LLC, the term "Investment Manager" refers to GMG/Seneca Capital Management, L.P. Thereafter, as used herein, that term refers to GMG/Seneca Capital Management, LLC.

Pursuant to the Management Agreement, the Investment Manager supervises and assists in the management of the assets of each Fund and furnishes each Fund with research, statistical and advisory services. In managing the assets of the Funds, the Investment Manager furnishes continuously an investment program for each Fund consistent with the investment objectives and policies of that Fund. More specifically, the Investment Manager determines from time to time what securities shall be purchased for the Fund, what securities shall be held or sold by the Fund and what portion of the Fund's assets shall be held uninvested as cash, subject always to the provisions of the Trust's Agreement and Declaration of Trust, By-Laws and its registration statement under the 1940 Act and under the 1933 Act covering the Trust's shares, as filed with the SEC, and to the investment objectives, policies and restrictions of the Fund, as each of the same shall be from time to time in effect, and subject, further, to such policies and instructions as the Trustees of the Trust may from time to time establish. To carry out such determinations, the Investment Manager places orders for the investment and reinvestment of each Fund's assets (see "Portfolio Brokerage").

For its investment advisory services under the Management Agreement, the Investment Manager receives a fee, payable monthly, from Seneca Growth Fund equal to 0.70% per annum of the Fund's average daily net assets, from Seneca Mid-Cap Growth Fund equal to 0.80% per annum of the Fund's average daily net assets, from Seneca Bond Fund equal to 0.50% per annum of such Fund's average daily net assets, and from Seneca Real Estate Securities Fund equal to 0.85% per annum of such Fund's average daily net assets.







The management fees are accrued daily and will be prorated with respect to any Fund if the Investment Manager shall not have acted as that Fund's investment adviser during any entire monthly period. The Investment Management Agreement provides that if the operating expenses of a Fund in any year, excluding taxes, brokerage commissions, interest, dividends paid on securities sold short and extraordinary legal fees and expenses, exceed the expense limits set by state securities law administrators in states in which that Fund's shares are sold, the amount payable to the Investment Manager will be reduced (but not below zero) by the amount of such excess. The most restrictive state securities law expense limit presently in effect requires such reduction if expenses exceed 2.5% of the first $30 million, 2.0% of the next $70 million and 1.5% of the remainder of the average daily net assets of a Fund during such year. Each Fund will reimburse the Investment Manager for fees foregone or other expenses paid by the Investment Manager in order to comply with any expense limitation imposed by state laws in later years in which operating expenses for the Fund are less than such expense limitations for such year. No interest, carrying or finance charge will be paid by a Fund as to the amounts representing fees foregone or other expenses paid. In addition, no Fund will pay any unreimbursed amounts to the Investment Manager upon termination of its Investment Management Agreement.

The Investment Manager expects voluntarily to reimburse the Funds' operating expenses (excluding class-specific expenses, litigation, indemnification and other extraordinary expenses), to waive some or all of its management fee and to assume other operating expenses temporarily during the Funds' start-up periods in such amounts as may be necessary to prevent the overall expenses of each class of shares of each Fund from exceeding the amounts set forth in the "Annual Fund Expenses" table in the Prospectuses for such class. The Investment Manager expects to continue such waivers and assumption of expenses until the earlier of September 30, 1996

1996 or, as to each Fund, the time at which such Fund's net assets first exceed $50 million. The Investment Manager may discontinue or modify any such waivers or reimbursements it may provide in the future at its discretion.

Under the Investment Management Agreement, the Trust, on behalf of each Fund, agrees (i) not to hold the Investment Manager or any of its officers or employees liable for, and (ii) to indemnify or insure the Manager and its officers and employees ("Indemnified Parties") against, any costs and liabilities the Indemnified Parties may incur as a result of any claim against the Indemnified Parties in the good faith exercise of their powers under the Investment Management Agreement or arising out of an act or omission of the Trust's custodian of assets, or of any broker or agent selected by the Investment Manager in a commercially reasonable manner, excepting matters as to which the Indemnified Parties shall be finally adjudged to have been guilty of willful misfeasance, bad faith, gross negligence, reckless disregard of duty or breach of fiduciary duty (all as used in the 1940 Act).

The Investment Management Agreement may be modified or amended only with the approval of the holders of a majority of the applicable Fund's outstanding shares and by a vote of the majority of the Independent Trustees . Unless terminated as provided below, the Investment Management Agreement continues in full force and effect for two years after its date of execution, and for successive periods of one year thereafter, but only as long as each such continuance after the end of the initial two year period is approved annually by a majority vote of the Trustees or by a vote of the holders of a majority of the out standing shares of the applicable Fund, but in either event it also must be approved by a vote of a majority of the Independent Trustees , cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement may be terminated without penalty by either party upon 60 days' written notice and automatically terminates in the event of its assignment.

Officers and Trustees of the Trust who are also principals in and employees of GMG/Seneca may receive indirect compensation by reason of investment advisory fees paid by the Trust to GMG/Seneca in its capacity as the Investment Manager.

GMG/Seneca Capital Management, L.P. consists of two managing general partners, Gail P. Seneca and Genesis Merchant Group, L.P. ("GMGLP"), one other, nonmanaging general partner (Richard D. Little), and certain limited partners. After succeeding to the business of GMG/Seneca Capital Management, L.P., GMG/Seneca Capital Management, LLC will be owned by the existing partners of GMG/Seneca Capital Management, L.P., the existing partners of Genesis Merchant Group, L.P., and certain employees of the Investment Manager. Gail P. Seneca will be the largest single holder of "membership" interests and will be the sole "manager." GMG/Seneca has approximately 35 full-time employees and, together with GMGLP, acts as investment adviser or manager for approximately $3 billion of institutional and private investment accounts. GMGLP consists of three general partners, Gail P. Seneca, Philip C. Stapleton, and William K. Weinstein, and certain limited partners. The three general partners are the only persons who control GMGLP and GMG/Seneca. After the reorganization described above, Ms. Seneca will be the only person who controls the Investment Manager.


In the management of the Trust and their other accounts, GMG/Seneca and its affiliates allocate investment opportunities to all accounts for which they are appropriate subject to the availability of cash in any particular account and the final decision of the individual or individuals in charge of such accounts. Where market supply is inadequate for a distribution to all such accounts, securities are allocated in proportion to net assets. In some cases this procedure may have an adverse effect on the price or volume of the security as far as the Funds are concerned. However, it is the judgment of the Trustees that the desirability of continuing the Trust's advisory arrangements with the Investment Manager outweighs any disadvantages that may result from contemporaneous transactions. See "Portfolio Brokerage."


In an attempt to avoid any potential conflict with portfolio transactions for the Funds, the Investment Manager and the Trust, on behalf of each Fund, have adopted restrictions on personal securities trading by personnel of the Investment Manager and its affiliates. These restrictions include: pre-clearance of all personal securities transactions and a prohibition of purchasing initial public offerings of securities.


In the event neither the Investment Manager nor any of its affiliates acts as investment adviser to the Trust, the name of the Trust will be changed to one that does not contain the name "Seneca" or otherwise suggest an affiliation with the Investment Manager.

ADMINISTRATOR


GMG/Seneca, in its capacity as Administrator of each Fund, is responsible for providing administrative services for each Fund under an administration agreement (the "Administration Agreement"). GMG/Seneca has entered into an agreement with State Street Bank and Trust Company under which State Street provides most of those services. More specifically, these services include for each Fund, subject to the general supervision of the Trustees, (a) overseeing the determination and publication of the Fund's net asset value, (b) overseeing the maintenance by the Custodian of certain books and records of the Fund as required by Rule 31a-1(b) under the 1940 Act, (c) preparing the Fund's tax returns, (d) preparing financial information for the Fund's semiannual and annual reports, proxy statements, and other communications to shareholders, (d) preparing the Fund's periodic financial reports on Form N-SAR and financial information required for the Fund's filings with the SEC, (e) providing periodic testing of the Fund's portfolio to assist in compliance with the requirements of the Code for qualification as a registered investment company and with the 1940 Act and prospectus limitations on investments, (f) filing annual and semiannual reports with appropriate regulatory agencies, (g) maintaining organizational documents and minutes, (h) developing and assisting in the development of guidelines and procedures to improve overall compliance by the Fund and its agents, (i) preparing and filing with the SEC amendments to the Fund's registration statement, (j) preparing and filing with the SEC proxy statements and consulting on proxy solicitation matters, (k) assisting in the preparation for meetings of the Trustees, (l) preparing and filing with the SEC Rule 24f-2 notices, and (m) preparing and filing state registrations of the Fund's securities.

For its services under the Administration Agreement, GMG/Seneca is entitled to receive a fee, of _________________. These fees may be changed by the Trustees without shareholder approval.

Each Fund bears all expenses of its own operation (subject to the expense limitations described above), which expenses include: (i) fees and expenses of any investment adviser or administrator of the Fund; (ii) organization expenses of the Trust; (iii) fees and expenses incurred by the Fund in connection with membership in investment company organizations; (iv) brokers' commissions; (v) payment for portfolio pricing services to a pricing agent, if any; (vi) legal, accounting or auditing expenses ; (vii) interest, insurance premiums, taxes or governmental fees; (viii) fees and expenses of the transfer agent of the Funds;
(ix) the cost of preparing stock certificates or any other expenses, including, without limitation, clerical expenses of issue, redemption or repurchase of shares of the Fund; (x) the expenses of and fees for registering or qualifying shares of the Funds for sale and of maintaining the registration of the Funds;
(xi) a portion of the fees and expenses of Trustees who are not affiliated with the Investment Manager; (xii) the cost of preparing and distributing reports and notices to existing shareholders, the SEC and other regulatory authorities;
(xiii) fees or disbursements of custodians of the Funds' assets, including expenses incurred in the performance of any obligations enumerated by the Agreement and Declaration of Trust or By-Laws of the Trust insofar as they govern agreements with any such custodian; (xiv) costs in connection with annual or special meetings of shareholders, including proxy material preparation, printing and mailing; (xv) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds' business; and (xvi) distribution fees and service fees applicable to Administrative Class shares and service fees applicable to Institutional Shares.

The Funds' Management and Administration Agreements each provide that GMG/Seneca may render similar services to others so long as the services provided thereunder are not impaired thereby.


PRINCIPAL UNDERWRITER


Genesis Merchant Group Securities, L.P. ("GMG Securities") will serve as the principal underwriter in connection with the continuous offering of the shares of the Trust pursuant to a Distribution and Services Agreement, dated as of the effective date of the Trust's registration statement. The Trustees, including the Independent Trustees, will approve the Distribution and Services Agreement before the Funds begin selling shares to the public. The Distribution and Services Agreement will continue in effect from year to year, if annually approved by the Trustees, including the Independent Trustees. It provides that GMG Securities will bear certain distribution expenses not borne by the Funds. Seneca Distributors, LLC has also entered into the Distribution and Services Agreement with the Trust and, pursuant to that agreement, upon its registration as a broker-dealer under the Securities Exchange Act of 1934 and all applicable state securities laws, and becoming a member of the National Association of Securities Dealers, Inc., Seneca Distributors will become the principal underwriter and distributor of the Funds' shares. It is expected that thereafter GMG Securities will terminate its agreement with the Trust and Seneca Distributors will become the sole Distributor.

The Distributors will bear all expenses they incur in providing services under the Distribution and Services Agreement. Such expenses include compensation to their employees and representatives and to any financial intermediaries ("service agents") for distribution related services. The Distributors also pay certain expenses in connection with the distribution of the Funds' shares, including the cost of preparing, printing and distributing advertising or promotional materials, and the cost of printing and distributing prospectuses and supplements to prospective shareholders. The Distributors will receive compensation under a Distribution and Services Plan for providing such services with respect to Administrative Shares. Each Fund bears the cost of registering its shares under federal, state and foreign securities law.

Seneca Distributors is 99% owned by GMG/Seneca. GMG Securities is a limited partnership of which three corporations are general partners and GMGLP is the sole limited partner. The managing general partner of GMG Securities is owned by the general partners of GMGLP.

DISTRIBUTION AND SERVICES  PLAN

The Trust has adopted a Distribution and Services Plan (the "Plan") pursuant to Rule 12b-1 with respect to the Administrative Shares of each Fund under which each Fund will pay the Distributors an aggregate fee calculated at an annual rate of 0.25% of the average daily net assets of the Administrative Shares of such Fund. Services to be performed by the Distributors include (i) the marketing, promotion, and sale of Administrative Shares, as set forth in the Plan , (ii) ongoing servicing and/or maintenance of the accounts of holders of Administrative Shares of such Fund, and (iii) subtransfer agency, subaccounting and other recordkeeping, and administrative services related to the sale of Administrative Shares of such Fund. Payments under the Plan are intended, in part, to reimburse the Distributors for (a) their direct expenses in providing the services described above, including reimbursement of third parties with whom the Distributors may contract to assist with the provision of those services, (b) payments made to consultants and others for providing any services connected with the Distributors' services, (c) costs of developing, producing, and implementing marketing and promotional materials and activities relating to the sale of Administrative Shares, including direct mail promotions, mass media advertising, and related travel and entertainment expenses, (d) costs of printing and distributing prospectuses, statements of additional information, and reports to prospective purchasers of Administrative Shares, and (e) costs involved in obtaining information, analyses, and reports as to marketing and promotional activities that the Fund may, from time to time deem appropriate.


Under the terms of the Plan, the Distributor will provide to the Trust for review by the Trustees a quarterly written report of the amounts expended under the Plan as to each Fund and the purpose for which such expenditures were made. In the Trustees' quarterly review of the Plan, they will consider the continued appropriateness and the level of compensation that the Plan provide for each Trust.

                             TRUSTEES AND OFFICERS

The Trustees have responsibility for management of the business of the Trust. The executive officers of the Trust are responsible for its day to day operation. Set forth below is certain information concerning the Trustees and officers.


  Name and Title                  Address                 Age         Principal Occupations During Past Five Years
  --------------                  -------                 ---         --------------------------------------------
Philip C.                  909 Montgomery Street           48         Managing Partner, Genesis Merchant
Stapleton,                 San Francisco, CA                          Group, L.P.; Chief Administrative
President,                 94133                                      Officer, GMG/Seneca Capital
Secretary,                                                            Management, L.P.; Chief Financial
Treasurer, and                                                        Officer, Genesis Merchant Group
Sole Trustee                                                          Securities, L.P.; Chief Executive
                                                                      Officer, Chief Financial Officer of
                                                                      Seneca Distributors, LLC.
======================================================================================================================


--------------------

*        "Interested Persons" within the meaning of the 1940 Act.


** Each of the Independent Trustees is a trustee of each of the other Seneca Funds and a Member of the Trust's Audit Committee and Special Nominating Committee.


COMPENSATION OF TRUSTEES AND OFFICERS


The Funds pay no compensation to Trustees affiliated with the Investment Manager or its officers. Each Trustee of the Trust who is not an "interested person" of the Trust receives a fee of $2,500 for each meeting of the Board of Trustees attended and is reimbursed for expenses incurred in connection with such attendance. None of the Trustees or officers have engaged in any financial transactions with any Fund or the Investment Manager.

The following table estimates the amount of compensation to be paid to the Trust's Trustees for the fiscal year ending December 31, 1996.


------------------------------------------------------------------------------------------------------------------------------------
                                                                    Aggregate              Pension or           Total
                       Aggregate                                    Compensation           Retirement           Compensation
Aggregate              Compensation           Aggregate             from Seneca            Benefits             from Trust and
Compensation           from Seneca            Compensation          Real Estate            Accrued as           other Funds in
from Seneca            Mid-Cap                from Seneca           Securities             Part of              Complex**
Growth                 Growth                 Bond Fund*            Fund*                  Trust's
Fund*                  Fund*                                                               Expenses
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================


*  Estimated.  The Trust is newly organized and has not paid any Trustee's fees.


CERTAIN SHAREHOLDERS


Immediately before the commencement of a Fund's operations, it is expected that GMG/Seneca will own 100% of the outstanding shares of that Fund. As of the date of this Statement of Additional Information, the Trustees and officers of the Trust as a group beneficially owned (i.e., had voting or investing power with respect to) less than 1% of the outstanding shares of each Fund.



                                NET ASSET VALUE


(See "Net Asset Value" in the   Prospectuses.)

Under the 1940 Act, the Trustees are responsible for determining in good faith the fair value of securities of the Funds. The net asset value per share of each class of each Fund is determined once daily, Monday through Friday as of the close of regular trading on the NYSE (normally 4:00 P.M. New York City time) on each day the Trust is "open for business" (as defined in the Prospectus) in which there is a sufficient degree of trading in that Fund's portfolio securities that the current net asset value of that Fund's shares might be materially affected. A Fund may not determine its net asset value on any day during which its shares were not tendered for redemption and the Trust did not receive any order to purchase or sell shares of that Fund. In accordance with procedures approved by the Trustees, the net asset value per share of each class of each Fund is calculated by determining the value of the net assets attributable to each class of that Fund and dividing by the number of outstanding shares of that class. The NYSE is not open for trading on weekends or on New Year's Day (January 1), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day (July 4), Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day (December 25).

The public offering price per share of a class of a Fund is the net asset value per share of that class of that Fund next determined after receipt of an order. Orders for shares that have been received by the Trust or the Transfer Agent before the close of regular trading of the NYSE are confirmed at the offering price effective at the close of regular trading of the NYSE on that day, while orders received subsequent to the close of regular trading of the NYSE will be confirmed at the offering price effective at the close of regular trading of the NYSE on the next day on which the net asset value is calculated.


Bonds and other fixed-income securities (other than short-term obligations but including listed issues) in a Fund's portfolio are valued on the basis of valuations furnished by a pricing service that uses both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, when such valuations are believed to reflect the fair value of such securities.

In determining the net asset value, unlisted securities for which market quotations are available are valued at the last reported sales price or, if no sales reported or such pricing is not provided, the mean between the most recent bid and asked prices. Securities, options on securities, futures contracts and options thereon that are listed or admitted to trading on a national exchange, are valued at their last sale on such exchange prior to the time of determining net asset value; or if no sales are reported on such exchange on that day, at the mean between the most recent bid and asked price. Securities listed on more than one exchange shall be valued on the exchange the security is most extensively traded. Quotations of foreign securities in foreign currency will be converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Short-term investments having a maturity of 60 days or less will be valued at amortized cost, when the Trustees determines that amortized cost is their fair market value. Certain debt securities for which daily market quotations are not available may be valued, pursuant to guidelines established by the Trustees, with reference to fixed income securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, other securities for which market quotations are not readily available will be valued at fair value as determined in good faith by the Trustees.

For purposes of determining the net asset value of the Funds' shares, options transactions will be treated as follows: When a Fund sells an option, an amount equal to the premium received by that Fund will be included in that Fund's accounts as an asset and a deferred liability will be created in the amount of the option. The amount of the liability will be marked to the market to reflect the current market value of the option. If the option expires or if that Fund enters into a closing purchase transaction, that Fund will realize a gain (or a loss if the cost of the closing purchase exceeds the premium received), and the related liability will be extinguished. If a call option contract sold by a Fund is exercised, that Fund will realize the gain or loss from the sale of the underlying security and the sale proceeds will be increased by the premium originally received.

                    DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

Each Fund within the Trust is separate for investment and accounting purposes and is treated as a separate entity for federal income tax purposes.

A regulated investment company qualifying under Subchapter M of the Code is not subject to federal income tax on distributed amounts to the extent that it distributes annually its taxable and, if any, tax-exempt net investment income and net realized capital gains in accordance with the timing requirements of the Code. Each Fund intends to elect and to qualify to be treated as a regulated investment company and intends to continue to so qualify for each taxable year.

Qualification of a Fund for treatment as a regulated investment company under the Code requires, among other things, that (a) at least 90% of a Fund's annual gross income, without offset for losses from the sale or other disposition of stock or securities or other transactions, be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) the Fund derive less than 30% of its annual gross income from gains (without deduction for losses) from the sale or other disposition of any of the following held (for tax purposes) for less than three months: (i) stock or securities; (ii) options, futures or forward contracts (not on foreign currencies) or (iii) foreign currencies (or options, futures or forward contracts on foreign currencies) not directly related to the Fund's principal business of investing in stock or securities and related options or futures; (c) the Fund distribute at least annually to its shareholders as dividends at least 90% of its taxable and tax-exempt net investment income, the excess of net short-term capital gain over net long-term capital loss earned in each year and any other net income (except for the excess, if any, of net long-term capital gain over net short-term capital loss, which need not be distributed in order for the Fund to be treated as a regulated investment company but such amount is taxed to the Fund if it is not distributed); and (d) the Fund diversify its assets so that, at the close of each quarter of its taxable year, (i) at least 50% of the fair market value of its total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5% of the fair market value of the Fund's total assets and 10% of the outstanding voting securities of such issuer and (ii) no more than 25% of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.

Each Fund is subject to a 4% nondeductible federal excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires that a Fund distribute (or be deemed to have distributed) to shareholders during a calendar year at least 98% of the Fund's ordinary income (not including tax-exempt interest) for the calendar year, at least 98% of the excess of its capital gains over the capital losses realized during the one-year period ending October 31 during such year, as well as any income or gain (as so computed) from the prior calendar year that was not distributed for such year and on which the Fund paid no federal income tax. Each Fund has distribution policies that should generally enable it to avoid liability for this tax.

Net investment income for each Fund is the Fund's investment income less its expenses. Dividends from taxable net investment income and the excess, if any, of net short-term capital gain over net long-term capital loss of a Fund will be treated under the Code as ordinary income, and dividends from net long-term capital gain in excess of net short-term capital loss ("capital gain dividends") will be treated under the Code as long-term capital gain, for federal income tax purposes. These dividends are paid after taking into account, and reducing the distribution to the extent of, any available capital loss carryforwards. Distributions from a Fund's current or accumulated earnings and profits, as computed for Federal income tax purposes, will be treated as described above whether taken in shares or in cash. Certain distributions received in January may be treated as if paid by a Fund and received by a shareholder on December 31 of the prior year.


Dividends, including capital gain dividends, paid by a Fund shortly after a shareholder's purchase of shares have the effect of reducing the net asset value per share of his shares by the amount per share of the dividend distribution. Although such dividends are, in effect, a partial return of the shareholder's purchase price to the shareholder, they may be characterized as ordinary income or capital gain as described above.

Equity options (including options on stock and options on narrow-based stock indices) and over-the-counter options on debt securities written or purchased by a Fund will be subject to tax under Section 1234 of the Code. In general, no loss is recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of an exercise of put option, on the Fund's holding period for the underlying security. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying stock or security or a substantially identical stock or security in the Fund's portfolio. The exercise of a call option purchased by a Fund is not a taxable transaction for the Fund. If a Fund writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option is exercised, whether the gain or loss is long-term or short-term depends on the holding period of the underlying stock or security. The exercise of a put option written by a Fund is not a taxable transaction for the Fund.

All futures contracts and foreign currency contracts entered into by a Fund and all listed nonequity options written or purchased by a Fund (including options on debt securities, options on futures contracts, options on securities indices and options on broad-based stock indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of a Fund's taxable year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), and any resulting gain or loss will be recognized as 60% long-term and 40% short-term capital gain or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in a Fund's portfolio.

Because options , futures and currency activities of a Fund may increase the amount of gains from the sale of securities or investments held or treated as held for less than three months, the Funds may limit these transactions in order to comply with the 30% limitation described above.


Positions of a Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for any "qualified covered call options" on stock written by a Fund.


Positions of a Fund which consist of at least one debt security not governed by
Section 1256 and at least one futures or currency contract or listed nonequity option governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such debt security will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. Each Fund will monitor these transactions and may make certain tax elections in order to mitigate the operation of these rules and prevent disqualification of the Fund as a regulated investment company for federal income tax purposes.

These special tax rules applicable to options , futures and currency transactions could affect the amount, timing and character of a Fund's income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating a Fund's income or deferring its losses.


A Fund's investment in zero coupon securities or other securities having original issue discount (or market discount, if the Fund elects to include market discount in income currently) will generally cause it to realize income prior to the receipt of cash payments with respect to these securities. The mark to market rules described above may also require a Fund to recognize gains without a concurrent receipt of cash. In such case, a Fund will not be able to purchase additional income producing securities with the cash generated by the sale of such securities but will be required to use such cash to make such required distributions, and its current portfolio income may ultimately be reduced accordingly. In order to distribute this income or gains, maintain its qualification as a regulated investment company, and avoid federal income or excise taxes, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

The Funds may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) derived from foreign securities. These taxes may be reduced or eliminated under the terms of applicable tax treaties. However, the Funds will not be eligible to pass through to shareholders any foreign tax credits or deductions for foreign taxes paid by the Funds that are not thus reduced or eliminated. Certain foreign exchange gains and losses realized by the Funds with respect to such securities or related currency transactions will generally be treated as ordinary income and losses. Certain uses of foreign currency and investments by the Funds in certain "passive foreign investment companies" may be limited in order to avoid adverse tax consequences for the Funds (or an election, if available, may be made with respect to such investments).

Different tax treatment, including a penalty on certain distributions, excess contributions or other transactions is accorded to accounts maintained as IRAs or other retirement plans. Investors should consult their tax advisers for more information.


Redemptions, including exchanges, of shares may give rise to recognized gains or losses, except as to those investors subject to tax provisions that do not require them to recognize such gains or losses. All or a portion of a loss realized upon the redemption of shares may be disallowed under "wash sale" rules to the extent shares are purchased (including shares acquired by means of reinvested dividends) within a 61-day period beginning 30 days before and ending 30 days after such redemption. Any loss realized upon a shareholder's sale, redemption or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gains with respect to such shares.

The Trust is organized as a Delaware business trust, and neither the Trust nor the Funds will be subject to any corporate excise or franchise tax in the State of Delaware, nor will they be liable for Delaware income taxes provided that each Fund qualifies as a regulated investment company for federal income tax purposes and satisfies certain income source requirements of Delaware law. If each Fund so qualifies and distributes all of its income and capital gains, it will also be exempt from the New York State franchise tax and the New York City general corporation tax, except for small minimum taxes.

The foregoing discussion of U.S. federal income tax law does not address the special tax rules applicable to certain classes of investors, such as insurance companies. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on Fund distributions treated as ordinary dividends.

This discussion of the federal income tax treatment of the Funds and their distributions is based on the federal income tax law in effect as of the date of this Statement of Additional Information. Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information and about the possible application of state, local and foreign taxes in light of their particular tax situations.


                              PORTFOLIO BROKERAGE


(See "Portfolio  Transactions" in the   Prospectuses.)

It is the general policy of the Trust not to employ any broker in the purchase or sale of securities for a Fund's portfolio unless the Trust believes that the broker will obtain the best results for the Fund, taking into consideration such relevant factors as price, the ability of the broker to effect the transaction and the broker's facilities, reliability and financial responsibility. Commission rates, being a component of price, are considered together with such factors. Subject to the foregoing, where transactions are effected on securities exchanges, the Trust will employ GMG Securities as a broker. The Trust is not obligated to deal with any broker or group of brokers in the execution of transactions in portfolio securities.


In selecting brokers to effect transactions on securities exchanges, the Trust considers the factors set forth in the first paragraph under this heading and any investment products or services provided by such brokers, subject to the criteria of Section 28(e) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). Section 28(e) specifies that a person with investment discretion shall not be "deemed to have acted unlawfully or to have breached a fiduciary duty" solely because such person has caused the account to pay a higher commission than the lowest rate available. To obtain the benefit of
Section 28(e), the person so exercising investment discretion must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion." Accordingly, if the Trust determines in good faith that the amount of commissions charged by a broker is reasonable in relation to the value of the brokerage and research products and services provided by such broker, the Trust may pay commissions to such broker in an amount greater than the amount another firm might charge. Research products and services provided to the Trust include research reports on particular industries and companies, economic surveys and analyses, recommendations as to specific securities and other products or services (e.g., quotation equipment and computer related costs and expenses) providing lawful and appropriate assistance to GMG/Seneca and its affiliates in the performance their decision-making responsibilities.


Each year, the Investment Manager will consider the amount and nature of the research products and services provided by other brokers as well as the extent to which such products and services are relied upon, and attempt to allocate a portion of the brokerage business of their clients, such as the Trust, on the basis of such considerations. In addition, brokers sometimes suggest a level of business they would like to receive in return for the various services the provide. Actual brokerage business received by any broker may be less than the suggested allocations, but can (and often does) exceed the suggestions, because total brokerage is allocated on the basis of all the considerations described above. In no instance is a broker excluded from receiving business because it has not been identified as providing research services. As permitted by Section 28(e), the investment information received from other brokers may be used by GMG/Seneca (and its subsidiaries) in servicing all its accounts and not all such information may be used by GMG/Seneca, in its capacity as the Investment Manager, in connection with the Trust. Nonetheless, the Trust believes that such investment information provides the Trust with benefits by supplementing the research otherwise available to the Trust.


GMG Securities will act as broker for the Funds on exchange transactions, subject, however, to the general policy of the Trust set forth above and certain procedures adopted by the Trustees. Commissions paid to GMG Securities must be at least as favorable as those believed to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange. A transaction will not be placed with GMG Securities if a Fund would have to pay a commission rate less favorable than GMG Securities contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for any customers of GMG Securities determined by a majority of the Independent Trustees not to be comparable to the Funds. With regard to comparable customers, in isolated situations, subject to the approval of a majority of the Independent Trustees, exceptions may be made. Since GMG/Seneca has, as investment adviser to the Funds, the obligation to provide management, which includes elements of research and related skills, such research and related skills will not be used by GMG Securities as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

The commission rate on all exchange orders is subject to negotiation. Section 17(e) of the 1940 Act limits to "the usual and customary broker's commission" the amount that can be paid by the Trust to an affiliated person, such as GMG Securities, acting as broker in connection with transactions effected on a securities exchange. The Trustees, including a majority of the Independent Trustees, have adopted procedures designed to comply with the requirements of
Section 17(e) of the 1940 Act and Rule 17e-1 thereunder to ensure a broker's commission that is "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time . . . ." Rule 17e-1 also requires the Trustees, including a majority of the Independent Trustees, to adopt procedures reasonably designed to provide that the commission paid is consistent with the above standard, review those procedures at least annually to determine that they continue to be appropriate and determine at least quarterly that transactions have been effected in compliance with those procedures. The Trustees of the Trust, including a majority of the Independent Trustees, have adopted procedures designed to comply with the requirements of Rule 17e-1.

Section 11(a) of the Exchange Act provides that a member firm of a national securities exchange (such as GMG Securities) may not effect transactions on such exchange for the account of an investment company (such as the Trust) of which the member firm or its affiliate (such as the Investment Manager) is the investment adviser unless certain conditions are met. These conditions require that the investment company authorize the practice and that the investment company receive from the member firm at least annually a statement of all commissions paid in connection with such transactions. GMG Securities transactions on behalf of the Funds will be effected in compliance with these conditions.

GMG Securities will furnish to the Trust at least quarterly a statement setting forth the total amount of all compensation retained by GMG Securities or any associated person of GMG Securities in connection with effecting transactions for the account of the Trust, and the Trustees of the Trust review and approve all the Trust's portfolio transactions and the compensation received by GMG Securities in connection therewith.


GMG Securities will not knowingly participate in commissions paid by the Trust to other brokers or dealers and will not seek or knowingly receive any reciprocal business as the result of the payment of such commissions. In the event GMG Securities at any time learns that it has knowingly received reciprocal business, it will so inform the Trustees.


To the extent that GMG Securities receives brokerage commissions on Trust portfolio transactions, officers and Trustees of the Trust who are also principals in GMG Securities may receive indirect compensation from the Trust through their participation in such brokerage commissions.

The Trust has adopted certain procedures, pursuant to Rule 10f-3 under the 1940 Act, that must be followed any time a Fund purchases or otherwise acquires, during the existence of an underwriting syndicate, a security of which GMG Securities is an underwriter or member of the underwriting syndicate. The Trustees will determine, on at least a quarterly basis, that any such purchases made during the preceding quarter were effected in compliance with such procedures.

In certain instances there may be securities that are suitable for a Fund's portfolio as well as for that of another Fund or one or more of the other clients of the Investment Manager. Investment decisions for a Fund and for the Investment Manager's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. The Trust believes that over time its ability to participate in volume transactions will produce better executions for the Funds. When appropriate, orders for the account of the Funds are combined with orders for other investment companies or other clients advised by the Investment Manager, including accounts (such as investment limited partnerships) in which the Investment Manager or affiliated or associated persons of the Investment Manager are investors or have a financial interest, in order to obtain a more favorable commission rate. When the same security is purchased for a Fund and one or more other funds or other clients on the same day, each party pays the average price and commissions paid are allocated in direct proportion to the number of shares purchased.

On occasion, situations may arise in which legal and regulatory considerations will preclude trading for the Funds' accounts by reason of activities of GMG Securities or its affiliates. The

Trustees believe the Funds will not be materially disadvantaged by any such preclusion and that the desirability of continuing its advisory arrangements with the Investment Manager and the Investment Manager's affiliation with GMG Securities and other affiliates of GMG Securities outweigh any disadvantages that may result from such preclusion.

The U.S. Government and debt securities in which the Funds invest are traded primarily in the over-the-counter market. Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Trust, where possible, deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principal for their own account, affiliated persons of the Trust, including GMG Securities, may not serve as the Trust's dealer in connection with such transactions. However, affiliated persons of the Trust may serve as its broker in transactions conducted on an exchange or over-the-counter transactions conducted on an agency basis. On occasion, certain market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.


                               PORTFOLIO TURNOVER

See "Investment Practices and Risk Considerations--Portfolio Turnover" in the Prospectuses.

The annual portfolio turnover rate of a Fund will be calculated by dividing the lesser of the purchase or sales of a Fund's portfolio securities for the year by the monthly average of the value of the portfolio securities owned by that Fund during the year. The monthly average will be calculated by totalling the values of the portfolio securities as of the beginning and end of the first month of the year and as of the end of the succeeding 11 months and dividing the sum by
13. In determining portfolio turnover, securities (including options) that have maturities at the time of acquisition of one year or less ("short-term securities"), will be excluded. A turnover rate of 100% would occur if all of a Fund's portfolio securities (other than short-term securities) were replaced once in a period of one year. It should be noted that if a Fund were to write a substantial number of options which are exercised, the portfolio turnover rate of that Fund would increase. Increased portfolio turnover results in increased brokerage costs that the Trust must pay and the possibility of more short-term gains that may increase the difficulty of qualifying as a regulated investment company.

To the extent their portfolios are traded for short-term market considerations and turnover exceeds 100%, the Funds' annual turnover rate could be higher than most mutual funds. None of the Funds will engage in short-term trading to an extent that would disqualify them as regulated investment companies under Subchapter M of the Code.


                                  ORGANIZATION

(See "Management" and "General Information" in the Prospectuses.)


As a Delaware business trust, the Trust's operations are governed by its Agreement and Declaration of Trust dated December 18, 1995 (the "Declaration of Trust"). A copy of the Trust's

Certificate of Trust, also dated December 18, 1995, is on file with the Office of the Secretary of State of the State of Delaware. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the "Delaware Act") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Trust's Declaration of Trust expressly provides that the Trust has been organized under the Delaware Act and that the Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware business trust, such as the Trust, might become a party to an action in another state whose courts refused to apply Delaware law, in which case the Trust's shareholders could be subject to personal liability.


To guard against this risk, the Declaration of Trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees,
(ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of the Trust or any series of the Trust and (iii) provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a Trust shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations. In the light of Delaware law, the nature of the Trust's business and the nature of its assets, the risk of personal liability to a Fund shareholder is remote.

The Declaration of Trust further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Declaration of Trust does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

Under the Declaration of Trust, the Trust is not required to hold annual meetings to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. The Board is required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

Shares of the Trust do not entitle their holders to cumulative voting rights, so that the holders of more than 50% of the outstanding shares of the Trust may elect all of the Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees. As determined by the Trustees, shareholders are entitled to one vote for each dollar of net asset value (number of shares held times the net asset value of the applicable class of the applicable Fund).

Pursuant to the Declaration of Trust, the Trustees may create additional funds by establishing additional series of shares in the Trust. The establishment of additional series would not affect the interests of current shareholders in the existing four Funds. As of the date of this Statement of Additional Information, the Trustees do not have any plan to establish another series of shares in the Trust.

Pursuant to the Declaration of Trust, the Trustees may establish and issue multiple classes of shares for each Fund. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of two classes of shares for each series, designated Institutional Shares and Administrative Shares. See " General Information" in the Prospectuses for a detailed description of the respective rights of the two classes of shares. The Trustees do not have any plan to establish additional classes of shares for any Fund.

Each share of each class of a Fund is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund which are attributable to such class as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shares of each class of each Fund are entitled to receive their proportionate share of the assets which are attributable to such class of such Fund and which are available for distribution as the Trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust.


Subject to shareholder approval (if then required), the Trustees may authorize each Fund to invest all or part of its investable assets in a single open-end investment company that has substantially the same investment objectives, policies and restrictions as the Fund. As of the date of this Statement of Additional Information, the Trustees do not have any plan to authorize any Fund to so invest its assets.


"Seneca Funds" is the designation of the Trust for the time being under the Declaration of Trust, and all persons dealing with a Fund must look solely to the property of that Fund for the enforcement of any claims against that Fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of a Fund or the Trust. No Fund is liable for the obligations of any other Fund. Since the Funds use combined prospectuses, however, it is possible that one Fund might become liable for a misstatement or omission in its prospectus regarding the other Fund with which its disclosure is combined. The Trustees have considered this factor in approving the use of the combined prospectuses.


                                   CUSTODIAN

The Custodian for the Trust is Investors Fiduciary Trust Company at 127 West 10th Street, Kansas City, Missouri, 64105. In this capacity, the Custodian performs all accounting services, holds the assets of the Trust and is responsible for calculating the net asset value per share.


                                 TRANSFER AGENT

Investors Fiduciary Trust Company acts as transfer agent for the Trust and, in such capacity, processes purchases, transfers and redemptions of shares, acts as dividend disbursing agent, and maintains records and handles correspondence with respect to shareholder accounts.

                              INDEPENDENT AUDITORS

Deloitte & Touche LLP, 50 Fremont Street, Suite 3100, San Francisco, California, 94105, are the independent auditors for the Trust. Professional services performed by Deloitte & Touche LLP include audits of the financial statements of the Trust, consultation on financial, accounting and reporting matters, review and consultation regarding various filings with the SEC and attendance at the meetings of the Audit Committee and Board of Trustees. The independent auditors also perform other professional services for the Trust including preparation of income tax returns of the Funds.

                                    APPENDIX

DESCRIPTION OF BOND RATINGS MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group the comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


                  Moody's also provides credit ratings for preferred stocks. Preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.


aaa: An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa: An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a: An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protections are, nevertheless, expected to be maintained at adequate levels.

baa: An issue that is rated "baa" is considered to be a medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

                  Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation

MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group. A short term issue having a demand feature (i.e. payment relying on external liquidity and usually payable on demand rather than fixed maturity dates) is differentiated by Moody's with the use of the Symbol VMIG, instead of MIG.

                  Moody's also provides credit ratings for tax-exempt commercial paper. These are promissory obligations (1) not having an original maturity in excess of nine months, and (2) backed by commercial banks. Notes bearing the designation P-1 have a superior capacity for repayment. Notes bearing the designation P-2 have a strong capacity for repayment.


STANDARD & POOR'S  CORPORATION

AAA: Bonds rated AAA have the higher rating assigned by Standard & Poor's Corporation. Capacity to pay interest and repay principal is extremely strong.


AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A: Bonds rated A have a very strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

                  S&P's top ratings for municipal notes issued after July 29, 1984 are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

                  Commercial paper rated A-2 or better by S&P is described as having a very strong degree of safety regarding timeliness and capacity to repay. Additionally, as a precondition for receiving an S&P commercial paper rating, a bank credit line and/or liquid assets must be present to cover the amount of commercial paper outstanding at all times.

                  The Moody's Prime-2 rating and above indicates a strong capacity for repayment of short-term promissory obligations.

                                    GLOSSARY

Commercial Paper: Short-term promissory notes of large corporations with excellent credit ratings issued to finance their current operations.

Certificates of Deposit: Negotiable certificates representing a commercial bank's obligations to repay funds deposited with it, earning specified rates of interest over given periods.

Bankers' Acceptances: Negotiable obligations of a bank to pay a draft which has been drawn on it by a customer. These obligations are backed by large banks and usually are backed by goods in international trade.

Time Deposits: Non-negotiable deposits in a banking institution earning a specified interest rate over a given period of time.

Corporate Obligations: Bonds and notes issued by corporations and other business organizations in order to finance their long-term credit needs.

                                     PART C

                               OTHER INFORMATION

Item 24.    Financial Statements and Exhibits.

            (a)     Financial Statements:

                    Part B - Seneca Funds Financial Statements:


                    Statement of Assets and Liabilities dated February __, 1996.


            (b)     Exhibits:

                    1.       (a)     Agreement and Declaration of Trust.(1)


                    1.       (b)     Certificate of Trust.(1)

                    2.       By-Laws.(1)


                    3.       None.

                    4.       None.


                    5. Form of Investment Management Agreement (the Investment Management Agreement") between the Registrant, on behalf of Seneca Growth Fund, Seneca Mid-Cap Growth Fund, Seneca Bond Fund, and Seneca Real Estate Securities Fund, on the one hand, and GMG/Seneca Capital Management, L.P. ("GMG/Seneca") on the other.

                    6. Form of Distribution Agreement (the "Distribution Agreement") among the Registrant, Genesis Merchant Group Securities, L.P. ("GMG Securities"), and Seneca Distributors, LLC ("Seneca Distributors").


                    7.       None.


                    8. Form of Custody and Investment Accounting Agreement (the "Custody Agreement") between the Registrant and Investors Fiduciary Trust Company ("IFTC").

                    9.       (a)     Form of Transfer Agency and Service
                                     Agreement (the "Transfer Agency
                                     Agreement") between the Registrant and
                                     IFTC.

                             (b) Form of Administrative Services Agreement (the "Administrative Services Agreement") between the

--------------------

     (1) Previously filed as an exhibit to Registrant's Registration Statement on Form N-1A dated December 18, 1995.

                                      Registrant, on behalf of Seneca Growth
                                      Fund, Seneca Mid-Cap Growth Fund, Seneca
                                      Bond Fund, and Seneca Real Estate
                                      Securities Fund, on the one hand, and
                                      GMG/Seneca on the other.(2)

                     10. Opinion and consent of Howard, Rice, Nemerovski, Canady, Falk & Rabkin, A Professional Corporation.(2)

                     11.      (a)     Report of Deloitte & Touche LLP,
                                      Independent Public Accountants.*(2)

                     11.      (b)     Consent of Deloitte & Touche LLP,
                                      Independent Public Accountants.*(2)


                     12.      None.


                     13. Share Purchase Agreement between Registrant and GMG/Seneca.(2)


                     14.      None.


                     15.      Form of Distribution Plan Pursuant to Rule 12b-1.


                     16.      None.

                     17.      None.


                     18.      Form of  Rule 18f-3 Plan.


Item 25.          Persons Controlled By or Under Common Control With Registrant.


                  As of the date of the Prospectus, GMG/Seneca, a California limited partnership, will be a control person of the Registrant because it will own all of the shares of the Registrant.


Item 26.          Number of Holders of Securities.


                  Immediately prior to the effective date of the Registration Statement, it is expected that there will be one record holder of the Registrant's shares of beneficial interest.


               Title of Class                                    Number of
                                                            Record Holders as
                                                           of December 16, 1995
Seneca Growth Fund
         Institutional Class                                         0
         Administrative Class                                        0

--------------------
     (2)To be filed by Pre-effective Amendment.

Seneca Mid-Cap Growth Fund
         Institutional Class                                         0
         Administrative Class                                        0

Seneca Bond Fund
         Institutional Class                                         0
         Administrative Class                                        0

Seneca Real Estate Securities Fund
         Institutional Class                                         0
         Administrative Class                                        0


Item 27.          Indemnification


                  The Agreement and Declaration of Trust dated December 18, 1995 and the By-Laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties. The Investment Management Agreement (Section 12), Distribution Agreement (Section 6), Custody Agreement (Section 5) and Transfer Agency Agreement (Section 6) each will provide that the Trust will indemnify the other party (or parties, as the case may be) to the agreement for losses arising from such party's good faith exercise of its duties under the applicable agreement, provided, however, that the Trust will not indemnify such other party (or parties) in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties under the applicable agreement.


                  Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of Investment Advisers.

                  All of the information required by this item is set forth in the Form ADV, as currently amended, of GMG/Seneca (File No. 801-35374), which is incorporated herein by reference.

Item 29.          Principal Underwriter.

                  (a) Neither GMG Securities nor Seneca Distributors serves as principal underwriter, depositor or investment adviser to any investment company other than the Registrant.

                  (b)      Directors, Officers and Partners

                               Positions and Offices with             Positions and Offices with
        Name*                    Principal Underwriter                        Registrant
        -----                  --------------------------             --------------------------
                                   SENECA DISTRIBUTORS

Philip C. Stapleton            Member and Chief Executive             President, Secretary,
                               Officer                                Treasurer, and Sole Trustee


                                     GMG SECURITIES

Philip C. Stapleton            Managing Partner and Chief             President, Secretary,
                               Financial Officer                      Treasurer, and Sole Trustee

William K. Weinstein           Chief Executive Officer and            N/A
                               Chief Operating Officer

GMG Management Inc.            General Partner                        N/A

T.E. James, Inc.               General Partner                        N/A

BSR Corporation                General Partner                        N/A

Genesis Merchant Group,        Limited Partner                        N/A
L.P.


                  (c)      Not applicable.

Item 30.          Location of Accounts and Records.


                  All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder will be maintained at the offices of (1) the Registrant at 909 Montgomery Street, Suite 600, San Francisco, California 94133, (2) GMG/Seneca at 909 Montgomery Street, San Francisco, California, 94133, (3) State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts, 02171-2197, and (4) Registrant's Custodian and Transfer Agent, Investors Fiduciary Trust Company, at 127 West 10th Street, Kansas City, Missouri 64105.


Item 31.          Management Services.

                  None.

Item 32.          Undertakings.


                  Registrant undertakes that it will :

                           (a)      file an amendment to the registration
statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons if the Registrant proposes to raise its initial capital pursuant to Section 14(a)(3) of the 1940 Act;


-------------------
     * The principal business address of each director, officer and partner of GMG Securities and each member and officer of Seneca Distributors is 909 Montgomery Street, San Francisco, California 94133.

                           (b)      file a post-effective amendment, using
financial statements which need not be certified, within four to six months from the effective date of the Registrant's registration statement under the Securities Act of 1933, as amended;

                           (c)      if requested to do so by the holders of at
least 10% of its outstanding shares, call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees; and

                           (d)      assist in communications among shareholders
as required by Section 16(c) of the 1940 Act.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California on the 12th day of February 1996.


                                            SENECA FUNDS

                                            By:/s/PHILIP C. STAPLETON
                                               ---------------------------------
                                                      Philip C. Stapleton
                                                      President

                  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.


Signature                  Title                               Date
---------                  -----                               ----
/s/PHILIP C. STAPLETON     Trustee and President               February 12, 1996
----------------------     (Chief Executive Officer)
Philip C. Stapleton        Secretary and Treasurer (Chief
                           Financial and Accounting
                           Officer)

                               INDEX TO EXHIBITS


Exhibit No.       Description of Exhibit
-----------       ----------------------
6.                Form of Distribution  Agreement.

8.                Form of Custody and Investment Accounting Agreement.

9.                (a)      Form of Transfer Agency  and Service Agreement.

15.               Form of Distribution Plan Pursuant to Rule 12b-1.

18.               Form of Rule 18f-3 Plan.




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